UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21286

Name of Fund: BlackRock Credit Allocation Income Trust II, Inc. (PSY)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock
Credit Allocation Income Trust II, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 10/31/2011

Date of reporting period: 04/30/2011

Item 1 – Report to Stockholders

April 30, 2011

Semi-Annual Report (Unaudited)

} BlackRock Credit Allocation Income Trust I, Inc. (PSW)

} BlackRock Credit Allocation Income Trust II, Inc. (PSY)

} BlackRock Credit Allocation Income Trust III (BPP)

} BlackRock Credit Allocation Income Trust IV (BTZ)

} BlackRock Floating Rate Income Trust (BGT)

Not FDIC Insured • No Bank Guarantee • May Lose Value

2	SEMI-ANNUAL REPORT	APRIL 30, 2011

Dear Shareholder

Time and again, we have seen how various global events and developing trends can have significant influence on financial markets. I hope you find that the following review of recent market conditions provides additional perspective on the performance of your investments as you read this shareholder report.

Over the past 12 months, we have seen a sluggish, stimulus-driven economic recovery at long last gain real traction, accelerate, and transition into a consumption-driven expansion. For the most part, 2010 was plagued with widely fluctuating economic data, but as the year drew to a close, it became clear that cyclical stimulus had beaten out structural problems as economic data releases generally became more positive and financial markets showed signs of continuing improvement. Although the sovereign debt crisis in Europe and high inflation in developing markets that troubled the global economy in 2010 remain challenges today, overall investor confidence has improved considerably. During the first four months of 2011, that confidence was shaken by political turmoil in the Middle East/North Africa region, soaring prices of oil and other commodities, tremendous natural disasters in Japan and a change in the ratings outlook for US debt. However, strong corporate earnings prevailed and financial markets resumed their course while the global economy continued to garner strength.

Equity markets experienced uneven growth and high volatility in 2010, but ended the year with gains. Following a strong start to 2011, the series of confi-
dence-shaking events brought spurts of heightened volatility to markets worldwide, but was not enough to derail the bull market. Overall, global equities posted strong returns over the past 12 months. Emerging market equities, which had outperformed developed markets earlier in the period, fell prey to heightened inflationary pressures and underperformed developed markets later in the period. In the United States, strong corporate earnings and positive signals from the labor market were sources of encouragement for equity investors, although the housing market did not budge from its slump. Early in
2011, the US Federal Reserve announced that it would continue its Treasury purchase program (“QE2”) through to completion and keep interest rates low for an extended period. This compelled investors to continue buying riskier assets, furthering the trend of small cap stocks outperforming large caps.

While fixed income markets saw yields trend lower (pushing bond prices higher) through most of 2010, the abrupt reversal in investor sentiment and risk tolerance in the fourth quarter drove yields sharply upward. Global credit markets were surprisingly resilient in the face of recent headwinds and yields regained relative stability as the period came to a close. Yield curves globally remained steep by historical standards and higher-risk sectors continued
to outperform higher-quality assets. The tax-exempt municipal market enjoyed a powerful rally during the period of low yields in 2010, but when that trend reversed, the market was dealt an additional blow as it became evident that the Build America Bond program would not be extended. Meanwhile, municipal finance troubles raised credit concerns among investors and tax-exempt mutual funds experienced heavy outflows, resulting in wider spreads and falling prices. The new year brought relief from these headwinds and a steady rebound in the tax-exempt municipal market.

Cash investments, as represented by the 3-month Treasury bill, returned only a fraction over 0% for the 12-month period as short-term interest rates remained low. Yields on money market securities remain near all-time lows.

Risk Assets Rallied on Growing Investor Confidence: Total Returns as of April 30, 2011	6-month	12-month
US large cap equities (S&P 500® Index)	16.36%	17.22%
US small cap equities (Russell 2000® Index)	23.73	22.20
International equities (MSCI Europe, Australasia, Far East Index)	12.71	19.18
Emerging market equities (MSCI Emerging Markets Index)	9.74	20.67
3-month Treasury bill (BofA Merrill Lynch 3-Month Treasury Bill Index)	0.09	0.17
US Treasury securities (BofA Merrill Lynch 10-Year US Treasury Index)	(3.85)	6.37
US investment grade bonds (Barclays Capital US Aggregate Bond Index)	0.02	5.36
Tax-exempt municipal bonds (Barclays Capital Municipal Bond Index)	(1.68)	2.20
US high yield bonds (Barclays Capital US Corporate High Yield 2% Issuer Capped Index)	6.18	13.32
Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.

While no one can peer into a crystal ball and eliminate the uncertainties presented by the economic landscape and financial markets, BlackRock can offer investors the next best thing: partnership with the world’s largest asset management firm that delivers consistent long-term investment results with fewer surprises. For additional market perspective and investment insight, visit www.blackrock.com/shareholdermagazine, where you’ll find the most recent issue of our award-winning Shareholder® magazine, as well as its quarterly companion newsletter, Shareholder Perspectives. As always, we thank you for entrusting BlackRock with your investments, and we look forward to your continued partnership in the months and years ahead.

THIS PAGE NOT PART OF YOUR FUND REPORT	3

Fund Summary as of April 30, 2011 BlackRock Credit Allocation Income Trust I, Inc.

Fund Overview

BlackRock Credit Allocation Income Trust I, Inc.’s (PSW) (the “Fund”) primary investment objective is to provide holders of common shares (“Common
Shareholders”) with high current income. The secondary investment objective of the Fund is to provide Common Shareholders with capital appreciation.
The Fund seeks to achieve its investment objectives by investing, under normal market conditions, at least 80% of its assets in credit-related securities, including, but not limited to, investment grade corporate bonds, high yield bonds (commonly referred to as “junk” bonds), bank loans, preferred securities or convertible bonds or derivatives with economic characteristics similar to these credit-related securities. The Fund may invest directly in such securities or syntheticallythrough the use of derivatives.

No assurance can be given that the Fund’s investment objective will be achieved.

Portfolio Management Commentary

How did the Fund perform?
• For the six months ended April 30, 2011, the Fund returned (0.82)%
based on market price and 3.73% based on net asset value (“NAV”).
For the same period, the closed-end Lipper Corporate Debt Funds
(BBB-Rated) category posted an average return of (0.45)% based on market price and 2.46% based on NAV. All returns reflect reinvestment of dividends. The Fund's discount to NAV, which widened during the period, accounts for the difference between performance based on price and performance based on NAV. The following discussion relates to performance based on NAV.

What factors influenced performance?
• The primary driver of the Fund’s positive performance was its allocation to high yield corporate credit, as the sector broadly rallied during the period on improving fundamentals and continued signs of economic recovery in the United States. Also contributing positively was the
Fund’s allocation and security selection within investment grade corpo-
rate credit. In particular, an allocation to capital securities, including trust preferreds and hybrid securities, had a positive impact due to a technical rally in that space sparked by the favorable outcome of finan-
cial regulatory reform. Within the industrials sector, the Fund’s prefer-
ence for media cable and media non-cable as well as wireless names boosted returns as these industries performed well during the period.
The Fund also benefited from reducing its portfolio duration (sensitivity to interest rates) in the first half of the period, as interest rates rose fol-
lowing the announcement from the US Federal Reserve that it would implement a second round of quantitative easing.

• Conversely, the Fund’s shorter duration bias hurt performance in the later half of the period when interest rates turned lower on rising oil prices and the disastrous earthquake in Japan. In addition, as the yield curve steepened near the end of 2010 and into early 2011, the Fund’s yield curve-flattening bias (fewer holdings of short-dated bonds in favor of longer-dated bonds) detracted from performance. Lastly, the Fund’s financials and utilities holdings had a negative impact as both sectors underperformed for the six-month period.

Describe recent portfolio activity.
• During the six-month period, the Fund increased exposure to high yield corporate credit in order to position itself to benefit from the positive effects of an accommodative monetary policy fueling an economic recovery and improving corporate fundamentals.

Describe Fund positioning at period end.
• The Fund maintained diversified exposure across investment grade and high yield corporate credits with a quality bias toward lower-quality investment grade issues. The Fund ended the period with a smaller allocation to financials in favor of the industrials and utilities sectors, and a relatively short duration bias.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

4	SEMI-ANNUAL REPORT	APRIL 30, 2011

BlackRock Credit Allocation Income Trust I, Inc.

Fund Information
Symbol on New York Stock Exchange (“NYSE”)	PSW
Initial Offering Date	August 1, 2003
Yield on Closing Market Price as of April 30, 2011 ($9.28)[1]	6.40%
Current Monthly Distribution per Common Share[2]	$0.0495
Current Annualized Distribution per Common Share[2]	$0.5940
Leverage as of April 30, 2011[3]	25%
[1] Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
[2] The distribution rate is not constant and is subject to change.
[3] Represents reverse repurchase agreements as a percentage of total managed assets, which is the total assets of the Fund (including any assets attributable to any borrowings)
minus the sum of liabilities (other than borrowings representing financial leverage). For a discussion of leveraging techniques utilized by the Fund, please see The Benefits and Risks of Leveraging on page 14.

The table below summarizes the changes in the Fund’s market price and NAV per share:

	4/30/11	10/31/10	Change	High	Low
Market Price	$ 9.28	$ 9.67	(4.03)%	$ 9.89	$ 8.52
Net Asset Value	$10.79	$10.75	0.37%	$10.85	$10.24

The following charts show the portfolio composition and credit quality allocations of the Fund’s long-term investments:

Portfolio Composition
	4/30/11	10/31/10
Corporate Bonds	77%	69%
Preferred Securities	20	16
U.S. Treasury Obligations	1	14
Asset Backed Securities	1	—
Taxable Municipal Bonds	1	1

Credit Quality Allocations[4]
	4/30/11	10/31/10
AAA[5]	1%	14%
AA/Aa	12	10
A	22	23
BBB/Baa	40	38
BB/Ba	14	12
B	7	1
CCC/Caa	2	—
Not Rated	2	2
[4] Using the higher of Standard & Poor’s (“S&P’s”) or Moody’s Investors Service
(“Moody’s”) ratings.
[5] Includes US Treasury obligations that are deemed AAA by the investment advisor.

SEMI-ANNUAL REPORT	APRIL 30, 2011	5

Fund Summary as of April 30, 2011 BlackRock Credit Allocation Income Trust II, Inc.

Fund Overview

BlackRock Credit Allocation Income Trust II, Inc.’s (PSY) (the “Fund”) primary investment objective is to provide common shareholders with current income. The secondary investment objective of the Fund is to provide Common Shareholders with capital appreciation. The Fund seeks to achieve its investment objectives by investing, under normal market conditions, at least 80% of its assets in credit-related securities, including, but not limited to, investment grade corporate bonds, high yield bonds (commonly referred to as “junk” bonds), bank loans, preferred securities or convertible bonds or derivatives with economic characteristics similar to these credit-related securities. The Fund may invest directly in such securities or synthetically through the use of derivatives.

No assurance can be given that the Fund’s investment objective will be achieved.

Portfolio Management Commentary

How did the Fund perform?
• For the six months ended April 30, 2011, the Fund returned 0.29%
based on market price and 3.73% based on NAV. For the same period, the closed-end Lipper Corporate Debt Funds (BBB-Rated) category posted an average return of (0.45)% based on market price and 2.46%
based on NAV. All returns reflect reinvestment of dividends. The Fund's discount to NAV, which widened during the period, accounts for the dif-
ference between performance based on price and performance based on NAV. The following discussion relates to performance based on NAV.

What factors influenced performance?
• The primary driver of the Fund’s positive performance was its allocation to high yield corporate credit, as the sector broadly rallied during the period on improving fundamentals and continued signs of economic recovery in the United States. Also contributing positively was the
Fund’s allocation and security selection within investment grade corpo-
rate credit. In particular, an allocation to capital securities, including trust preferreds and hybrid securities, had a positive impact due to a technical rally in that space sparked by the favorable outcome of finan-
cial regulatory reform. Within the industrials sector, the Fund’s prefer-
ence for media cable and media non-cable as well as wireless names boosted returns as these industries performed well during the period.
The Fund also benefited from reducing its portfolio duration (sensitivity to interest rates) in the first half of the period, as interest rates rose fol-
lowing the announcement from the US Federal Reserve that it would implement a second round of quantitative easing.

• Conversely, the Fund’s shorter duration bias hurt performance in the later half of the period when interest rates turned lower on rising oil prices and the disastrous earthquake in Japan. In addition, as the yield curve steepened near the end of 2010 and into early 2011, the Fund’s yield curve-flattening bias (fewer holdings of short-dated bonds in favor of longer-dated bonds) detracted from performance. Lastly, the Fund’s financials and utilities holdings had a negative impact as both sectors underperformed for the six-month period.

Describe recent portfolio activity.
• During the six-month period, the Fund increased exposure to high yield corporate credit in order to position itself to benefit from the positive effects of an accommodative monetary policy fueling an economic recovery and improving corporate fundamentals.

Describe Fund positioning at period end.
• The Fund maintained diversified exposure across investment grade and high yield corporate credits with a quality bias toward lower-quality investment grade issues. The Fund ended the period with a smaller allo-
cation to financials in favor of the industrials and utilities sectors, and a relatively short duration bias.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

6	SEMI-ANNUAL REPORT	APRIL 30, 2011

BlackRock Credit Allocation Income Trust II, Inc.

Fund Information
Symbol on NYSE	PSY
Initial Offering Date	March 28, 2003
Yield on Closing Market Price as of April 30, 2011 ($10.08)[1]	6.37%
Current Monthly Distribution per Common Share[2]	$0.0535
Current Annualized Distribution per Common Share[2]	$0.6420
Leverage as of April 30, 2011[3]	25%
[1] Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
[2] The distribution rate is not constant and is subject to change.
[3] Represents reverse repurchase agreements as a percentage of total managed assets, which is the total assets of the Fund (including any assets attributable to any borrowings)
minus the sum of liabilities (other than borrowings representing financial leverage). For a discussion of leveraging techniques utilized by the Fund, please see The Benefits and Risks of Leveraging on page 14.

The table below summarizes the changes in the Fund’s market price and NAV per share:

	4/30/11	10/31/10	Change	High	Low
Market Price	$10.08	$10.39	(2.98)%	$10.60	$ 9.23
Net Asset Value	$11.63	$11.59	0.35%	$11.70	$11.01

The following charts show the portfolio composition and credit quality allocations of the Fund’s long-term investments:

Portfolio Composition
	4/30/11	10/31/10
Corporate Bonds	76%	64%
Preferred Securities	21	19
U.S. Treasury Obligations	1	16
Taxable Municipal Bonds	1	1
Asset Backed Securities	1	—

Credit Quality Allocations[4]
	4/30/11	10/31/10
AAA[5]	1%	16%
AA/Aa	9	7
A	23	21
BBB/Baa	41	42
BB/Ba	16	12
B	7	1
CCC/Caa	2	—
Not Rated	1	1
[4] Using the higher of S&P’s or Moody’s ratings.
[5] Includes US Treasury obligations that are deemed AAA by the investment advisor.

SEMI-ANNUAL REPORT	APRIL 30, 2011	7

Fund Summary as of April 30, 2011 BlackRock Credit Allocation Income Trust III

Fund Overview

BlackRock Credit Allocation Income Trust III’s (BPP) (the “Fund”) investment objective is to provide high current income consistent with capital preserva-
tion. The Fund seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its assets in credit-related securities, including, but not limited to, investment grade corporate bonds, high yield bonds (commonly referred to as “junk” bonds), bank loans, preferred securities or convertible bonds or derivatives with economic characteristics similar to these credit-related securities. The Fund may invest directly in such securities or synthetically through the use of derivatives.

No assurance can be given that the Fund’s investment objective will be achieved.

Portfolio Management Commentary

How did the Fund perform?
• For the six months ended April 30, 2011, the Fund returned (1.30)%
based on market price and 3.95% based on NAV. For the same period, the closed-end Lipper Corporate Debt Funds (BBB-Rated) category posted an average return of (0.45)% based on market price and 2.46%
based on NAV. All returns reflect reinvestment of dividends. The Fund's discount to NAV, which widened during the period, accounts for the dif-
ference between performance based on price and performance based on NAV. The following discussion relates to performance based on NAV.

What factors influenced performance?
• The primary driver of the Fund’s positive performance was its allocation to high yield corporate credit, as the sector broadly rallied during the period on improving fundamentals and continued signs of economic recovery in the United States. Also contributing positively was the
Fund’s allocation and security selection within investment grade corpo-
rate credit. In particular, an allocation to capital securities, including trust preferreds and hybrid securities, had a positive impact due to a technical rally in that space sparked by the favorable outcome of finan-
cial regulatory reform. Within the industrials sector, the Fund’s prefer-
ence for media cable and media non-cable as well as wireless names boosted returns as these industries performed well during the period.
The Fund also benefited from reducing its portfolio duration (sensitivity to interest rates) in the first half of the period, as interest rates rose fol-
lowing the announcement from the US Federal Reserve that it would implement a second round of quantitative easing.

• Conversely, the Fund’s shorter duration bias hurt performance in the later half of the period when interest rates turned lower on rising oil prices and the disastrous earthquake in Japan. In addition, as the yield curve steepened near the end of 2010 and into early 2011, the Fund’s yield curve-flattening bias (fewer holdings of short-dated bonds in favor of longer-dated bonds) detracted from performance. Lastly, the Fund’s financials and utilities holdings had a negative impact as both sectors underperformed for the six-month period.

Describe recent portfolio activity.
• During the six-month period, the Fund increased exposure to high yield corporate credit in order to position itself to benefit from the positive effects of an accommodative monetary policy fueling an economic recovery and improving corporate fundamentals.

Describe Fund positioning at period end.
• The Fund maintained diversified exposure across investment grade and high yield corporate credits with a quality bias toward lower-quality investment grade issues. The Fund ended the period with a smaller allocation to financials in favor of the industrials and utilities sectors, and a relatively short duration bias.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

8	SEMI-ANNUAL REPORT	APRIL 30, 2011

BlackRock Credit Allocation Income Trust III

Fund Information
Symbol on NYSE	BPP
Initial Offering Date	February 28, 2003
Yield on Closing Market Price as of April 30, 2011 ($10.74)[1]	6.03%
Current Monthly Distribution per Common Share[2]	$0.054
Current Annualized Distribution per Common Share[2]	$0.648
Leverage as of April 30, 2011[3]	19%
[1] Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
[2] The distribution rate is not constant and is subject to change.
[3] Represents reverse repurchase agreements as a percentage of total managed assets, which is the total assets of the Fund (including any assets attributable to any borrowings)
minus the sum of liabilities (other than borrowings representing financial leverage). For a discussion of leveraging techniques utilized by the Fund, please see The Benefits and Risks of Leveraging on page 14.

The table below summarizes the changes in the Fund’s market price and NAV per share:

	4/30/11	10/31/10	Change	High	Low
Market Price	$10.74	$11.23	(4.36)%	$11.31	$10.01
Net Asset Value	$12.50	$12.41	0.73%	$12.50	$11.79

The following charts show the portfolio composition and credit quality allocations of the Fund’s long-term investments:

Portfolio Composition
	4/30/11	10/31/10
Corporate Bonds	78%	72%
Preferred Securities	20	18
Taxable Municipal Bonds	1	1
U.S. Treasury Obligations	1	9

Credit Quality Allocations[4]
	4/30/11	10/31/10
AAA[5]	1%	9%
AA/Aa	10	8
A	18	26
BBB/Baa	43	40
BB/Ba	16	14
B	9	1
CCC/Caa	2	1
Not Rated	1	1
[4] Using the higher of S&P’s or Moody’s ratings.
[5] Includes US Treasury obligations that are deemed AAA by the investment advisor.

SEMI-ANNUAL REPORT	APRIL 30, 2011	9

Fund Summary as of April 30, 2011 BlackRock Credit Allocation Income Trust IV

Fund Overview

BlackRock Credit Allocation Income Trust IV’s (BTZ) (the “Fund”) investment objective is to provide current income, current gains and capital appreciation.
The Fund seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its assets in credit-related securities, including, but not limited to, investment grade corporate bonds, high yield bonds (commonly referred to as “junk” bonds), bank loans, preferred securities or convertible bonds or derivatives with economic characteristics similar to these credit-related securities. The Fund may invest directly in such securities or synthetically through the use of derivatives.

No assurance can be given that the Fund’s investment objective will be achieved.

Portfolio Management Commentary

How did the Fund perform?
• For the six months ended April 30, 2011, the Fund returned (1.74)%
based on market price and 3.15% based on NAV. For the same period, the closed-end Lipper Corporate Debt Funds (BBB-Rated) category posted an average return of (0.45)% based on market price and 2.46%
based on NAV. All returns reflect reinvestment of dividends. The Fund's discount to NAV, which widened during the period, accounts for the dif-
ference between performance based on price and performance based on NAV. The following discussion relates to performance based on NAV.

What factors influenced performance?
• The primary driver of the Fund’s positive performance was its allocation to high yield corporate credit, as the sector broadly rallied during the period on improving fundamentals and continued signs of economic recovery in the United States. Also contributing positively was the
Fund’s allocation and security selection within investment grade corpo-
rate credit. In particular, an allocation to capital securities, including trust preferreds and hybrid securities, had a positive impact due to a technical rally in that space sparked by the favorable outcome of finan-
cial regulatory reform. Within the industrials sector, the Fund’s prefer-
ence for media cable and media non-cable as well as wireless names boosted returns as these industries performed well during the period.
The Fund also benefited from reducing its portfolio duration (sensitivity to interest rates) in the first half of the period, as interest rates rose fol-
lowing the announcement from the US Federal Reserve that it would implement a second round of quantitative easing.

• Conversely, the Fund’s shorter duration bias hurt performance in the later half of the period when interest rates turned lower on rising oil prices and the disastrous earthquake in Japan. In addition, as the yield curve steepened near the end of 2010 and into early 2011, the Fund’s yield curve-flattening bias (fewer holdings of short-dated bonds in favor of longer-dated bonds) detracted from performance. Lastly, the Fund’s financials and utilities holdings had a negative impact as both sectors underperformed for the six-month period.

Describe recent portfolio activity.
• During the six-month period, the Fund increased exposure to high yield corporate credit in order to position itself to benefit from the positive effects of an accommodative monetary policy fueling an economic recovery and improving corporate fundamentals.

Describe Fund positioning at period end.
• The Fund maintained diversified exposure across investment grade and high yield corporate credits with a quality bias toward lower-quality investment grade issues. The Fund ended the period with a smaller allocation to financials in favor of the industrials and utilities sectors, and a relatively short duration bias.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

10	SEMI-ANNUAL REPORT	APRIL 30, 2011

BlackRock Credit Allocation Income Trust IV

Fund Information
Symbol on NYSE	BTZ
Initial Offering Date	December 27, 2006
Yield on Closing Market Price as of April 30, 2011 ($12.36)[1]	6.70%
Current Monthly Distribution per Common Share[2]	$0.069
Current Annualized Distribution per Common Share[2]	$0.828
Leverage as of April 30, 2011[3]	21%
[1] Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
[2] The distribution rate is not constant and is subject to change.
[3] Represents reverse repurchase agreements as a percentage of total managed assets, which is the total assets of the Fund (including any assets attributable to any borrowings)
minus the sum of liabilities (other than borrowings representing financial leverage). For a discussion of leveraging techniques utilized by the Fund, please see The Benefits and Risks of Leveraging on page 14.

The table below summarizes the changes in the Fund’s market price and NAV per share:

	4/30/11	10/31/10	Change	High	Low
Market Price	$12.36	$13.02	(5.07)%	$13.20	$11.66
Net Asset Value	$14.41	$14.46	(0.35)%	$14.56	$13.69

The following charts show the portfolio composition of the Fund’s long-term investments and credit quality allocations of the Fund’s long-term investments:

Portfolio Composition
	4/30/11	10/31/10
Corporate Bonds	73%	64%
Preferred Securities	22	19
U.S. Treasury Obligations	2	15
Taxable Municipal Bonds	2	2
Asset Backed Securities	1	—

Credit Quality Allocations[4]
	4/30/11	10/31/10
AA/Aa	7%	11%
A	26	22
BBB/Baa	40	44
BB/Ba	15	19
B	7	2
CCC/Caa	2	—
Not Rated	3	2
[4] Using the higher of S&P’s or Moody’s ratings.

SEMI-ANNUAL REPORT	APRIL 30, 2011	11

Fund Summary as of April 30, 2011 BlackRock Floating Rate Income Trust

Fund Overview

BlackRock Floating Rate Income Trust’s (BGT) (the “Fund”) primary investment objective is to provide a high level of current income. The Fund’s secondary investment objective is to seek the preservation of capital. The Fund seeks to achieve its investment objectives by investing primarily, under normal condi-
tions, at least 80% of its assets in floating and variable rate instruments of US and non-US issuers, including a substantial portion of its assets in global floating and variable rate securities including senior secured floating rate loans made to corporate and other business entities. Under normal market condi-
tions, the Fund expects that the average effective duration of its portfolio will be no more than 1.5 years. The Fund may invest directly in such securities or synthetically through the use of derivatives.

No assurance can be given that the Fund’s investment objectives will be achieved.

Portfolio Management Commentary

How did the Fund perform?
• For the six months ended April 30, 2011, the Fund returned 12.37%
based on market price and 6.49% based on NAV. For the same period, the closed-end Lipper Loan Participation Funds category posted an average return of 11.45% based on market price and 6.56% based on
NAV. All returns reflect reinvestment of dividends. The Fund's premium to NAV, which widened during the period, accounts for the difference between performance based on price and performance based on NAV.
The following discussion relates to performance based on NAV.

What factors influenced performance?
• The main driver of positive performance for the period was the Fund’s allocation (approximately 10% of the portfolio) to high yield bonds, as the asset class outperformed Floating Rate Loan Interests (bank loans).
In addition, the Fund maintained its level of leverage at or above the
Lipper category average, which benefited the Fund’s performance rela-
tive to its peer group competitors that do not employ leverage, as would be expected when markets are advancing.

• As a matter of investment style, the Fund holds a considerable alloca-
tion to foreign bonds (approximately 30% of the portfolio). Many of those non-US issuers have investment grade credit quality ratings, such as Gazprom (Russia), which underperformed the Fund’s high yield bond holdings.

• The Fund uses foreign currency exchange contracts to manage currency risk in the portfolio. The net effect of the contracts duing the period was negative.

Describe recent portfolio activity.
• During the six-month period, the Fund decreased its exposure to higher-
quality high yield credits and increased exposure to high yield credits with mid-range quality ratings as the economy gradually expanded and a robust new-issue market provided greater access to attractive oppor-
tunities. Relative to its competitors, the Fund continues to maintain a bias towards higher-quality and more liquid borrowers, sectors and loan structures, particularly as loan prices generally are approaching par.

Describe Fund positioning at period end.
• At period end, the Fund held 85% of its total portfolio in bank loans and 15% in fixed-rate bonds, primarily high yield, with the remainder invested in a mix of convertible bonds, preferred securities, equities and cash. The Fund ended the period with leverage at approximately 31% of its total managed assets.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

12	SEMI-ANNUAL REPORT	APRIL 30, 2011

BlackRock Floating Rate Income Trust

Fund Information
Symbol on NYSE	BGT
Initial Offering Date	August 30, 2004
Yield on Closing Market Price as of April 30, 2011 ($15.65)[1]	5.94%
Current Monthly Distribution per Common Share[2]	$0.0775
Current Annualized Distribution per Common Share[2]	$0.9300
Leverage as of April 30, 2011[3]	31%
[1] Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
[2] The distribution rate is not constant and is subject to change.
[3] Represents the loan outstanding as a percentage of total managed assets, which is the total assets of the Fund (including any assets attributable to any borrowings) minus the sum of liabilities (other than borrowings representing financial leverage). For a discussion of leveraging techniques utilized by the Fund, please see The Benefits and Risks of Leveraging on page 14.

The table below summarizes the changes in the Fund’s market price and NAV per share:

	4/30/11	10/31/10	Change	High	Low
Market Price	$15.65	$14.52	7.78%	$17.00	$14.04
Net Asset Value	$14.79	$14.48	2.14%	$14.80	$14.35

The following charts show the portfolio composition of the Fund’s long-term investments and credit quality allocations of the Fund’s long-term investments excluding common stocks and floating rate loan interests:

Portfolio Composition
	4/30/11	10/31/10
Floating Rate Loan Interests	85%	79%
Corporate Bonds	11	16
Foreign Agency Obligations	2	4
Other Interests	1	1
Asset Backed Securities	1	—

Credit Quality Allocations[4]
	4/30/11	10/31/10
AA/Aa	3%	—
A	9	4%
BBB/Baa	10	21
BB/Ba	21	23
B	37	29
CCC/Caa	—	1
Not Rated	20	22[5]
[4] Using the higher of S&P’s or Moody’s ratings.
[5] The investment advisor has deemed certain of these non-rated securities to be of investment grade quality. As of October 31, 2010, the market value of these securi-
ties was $606,918 representing 1% of the Fund's long-term investments.

SEMI-ANNUAL REPORT	APRIL 30, 2011	13

The Benefits and Risks of Leveraging

The Funds may utilize leverage to seek to enhance the yield and NAV of their common shares (“Common Shares”). However, these objectives cannot be achieved in all interest rate environments.

The Funds may utilize leverage by borrowing through a credit facility or entering into reverse repurchase agreements. PSW, PSY, BPP, BTZ and BGT had auction market preferred shares (“Preferred Shares”) issuances out-
standing during the six-month period ended April 30, 2011. In general, the concept of leveraging is based on the premise that the cost of assets to be obtained from leverage, which will be based on short-term interest rates, will normally be lower than the income earned by each Fund on its longer-term portfolio investments. To the extent that the total assets of each Fund (including the assets obtained from leverage) are invested in higher-yielding portfolio investments, each Fund’s Common Shareholders will benefit from the incremental net income.

The interest earned on securities purchased with the proceeds from lever-
age is paid to Common Shareholders in the form of dividends, and the value of these portfolio holdings is reflected in the per share NAV of each
Fund’s Common Shares. However, in order to benefit Common Shareholders, the yield curve must be positively sloped; that is, short-term interest rates must be lower than long-term interest rates. If the yield curve becomes negatively sloped, meaning short-term interest rates exceed long-term interest rates, income to Common Shareholders will be lower than if the
Funds had not used leverage.

To illustrate these concepts, assume a Fund’s capitalization is $100 million and it borrows an additional $30 million, creating a total value of $130 mil-
lion available for investment in long-term securities. If prevailing short-term interest rates are 3% and long-term interest rates are 6%, the yield curve has a strongly positive slope. In this case, the Fund pays borrowing cost and interest expense on the $30 million of borrowings based on the lower short-
term interest rates. At the same time, the securities purchased by the Fund with assets received from the borrowings earn income based on long-term interest rates. In this case, the borrowing cost and interest expense of the borrowings is significantly lower than the income earned on the Fund’s long-term investments, and therefore the Common Shareholders are the beneficiaries of the incremental net income.

If short-term interest rates rise, narrowing the differential between short-
term and long-term interest rates, the incremental net income pickup on the Common Shares will be reduced or eliminated completely. Furthermore, if prevailing short-term interest rates rise above long-term interest rates of
6%, the yield curve has a negative slope. In this case, the Fund pays divi-
dends on the higher short-term interest rates whereas the Fund’s total portfolio earns income based on lower long-term interest rates.

Furthermore, the value of a Fund’s portfolio investments generally varies inversely with the direction of long-term interest rates, although other factors can influence the value of portfolio investments. In contrast, the redemption value of the Funds’ borrowings does not fluctuate in relation to interest rates. As a result, changes in interest rates can influence each Fund’s NAV positively or negatively in addition to the impact on Fund performance from leverage and borrowings discussed above.

The use of leverage may enhance opportunities for increased income to the
Funds and Common Shareholders, but as described above, it also creates risks as short or long-term interest rates fluctuate. Leverage also will gener-
ally cause greater changes in the Funds’ NAVs, market prices and dividend rates than comparable portfolios without leverage. If the income derived from securities purchased with assets received from leverage exceeds the cost of leverage, each Fund’s net income will be greater than if leverage had not been used. Conversely, if the income from the securities purchased is not sufficient to cover the cost of leverage, each Fund’s net income will be less than if leverage had not been used, and therefore the amount available for distribution to Common Shareholders will be reduced. Each Fund may be required to sell portfolio securities at inopportune times or at distressed values in order to comply with regulatory requirements applicable to the use of leverage or as required by the terms of leverage instruments which may cause a Fund to incur losses. The use of leverage may limit each Fund’s abil-
ity to invest in certain types of securities or use certain types of hedging strategies. Each Fund will incur expenses in connection with the use of leverage, all of which are borne by Common Shareholders and may reduce income to the Common Shares.

Under the Investment Company Act of 1940, each Fund is permitted to bor-
row up to 33 1 / 3 % of its total managed assets. Under normal circumstances, each Fund anticipates that the total economic leverage from reverse repur-
chase agreements and credit facility borrowings will not exceed 33 1 / 3 % of its total managed assets at the time such leverage is incurred. As of April 30,
2011, the Funds had economic leverage from reverse repurchase agree-
ments and/or credit facility borrowings as a percentage of their total man-
aged assets as follows:

Percent of
Leverage
PSW	25%
PSY	25%
BPP	19%
BTZ	21%
BGT	31%

14	SEMI-ANNUAL REPORT	APRIL 30, 2011

Derivative Financial Instruments

The Funds may invest in various derivative financial instruments, including financial futures contracts, swaps, options and foreign currency exchange contracts, as specified in Note 2 of the Notes to Financial Statements, which may constitute forms of economic leverage. Such instruments are used to obtain exposure to a market without owning or taking physical cus-
tody of securities or to hedge market, equity, credit, foreign currency exchange rate, interest rate and/or other risks. Such derivative financial instruments involve risks, including the imperfect correlation between the value of a derivative instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the derivative instru-
ment. The Funds’ ability to use a derivative instrument successfully depends on the investment advisor’s ability to predict pertinent market movements accurately, which cannot be assured. The use of derivative financial instruments may result in losses greater than if they had not been used, may require a Fund to sell or purchase portfolio investments at inop-
portune times or for distressed values, may limit the amount of apprecia-
tion a Fund can realize on an investment, may result in lower dividends paid to shareholders or may cause a Fund to hold an investment that it might otherwise sell. The Funds’ investments in these instruments are dis-
cussed in detail in the Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2011	15

BlackRock Credit Allocation Income Trust I, Inc. (PSW)
Schedule of Investments April 30, 2011 (Unaudited)
(Percentages shown are based on Net Assets)

	Par
Asset-Backed Securities	(000)	Value
Atrium CDO Corp., Series 5A, Class A4,
2.83%, 7/20/20 (a)(b)	$ 650	$ 542,750
SLM Student Loan Trust, Series 2004-B, Class A2,
0.51%, 6/15/21 (b)	573	558,562
Total Asset-Backed Securities — 1.0%		1,101,312
Corporate Bonds
Aerospace & Defense — 1.8%
BE Aerospace, Inc., 8.50%, 7/01/18	560	624,400
Bombardier, Inc., 7.75%, 3/15/20 (a)	720	801,900
Huntington Ingalls Industries, Inc. (a):
6.88%, 3/15/18	90	94,725
7.13%, 3/15/21	90	94,725
Kratos Defense & Security Solutions, Inc.,
10.00%, 6/01/17 (a)	342	375,345
		1,991,095
Airlines — 0.9%
American Airlines Pass-Through Trust, Series 2011-1,
Class A, 5.25%, 7/31/22	325	315,250
Continental Airlines Pass-Through Certificates,
Series 2009-2, Class B, 9.25%, 5/10/17	356	375,789
Delta Air Lines, Inc., Series 02G1, 6.72%, 7/02/24	294	297,722
		988,761
Auto Components — 0.7%
Icahn Enterprises LP:
7.75%, 1/15/16	200	206,000
8.00%, 1/15/18	500	516,250
		722,250
Beverages — 0.5%
Constellation Brands, Inc., 7.25%, 5/15/17	460	501,400
Building Products — 0.5%
Building Materials Corp. of America (a):
7.00%, 2/15/20	85	88,613
6.75%, 5/01/21	270	273,712
Nortek, Inc., 10.00%, 12/01/18 (a)	220	235,400
		597,725
Capital Markets — 4.1%
Ameriprise Financial, Inc., 5.30%, 3/15/20	750	810,774
The Goldman Sachs Group, Inc., 6.25%, 2/01/41 (c)	1,050	1,077,214
Macquarie Bank Ltd., 6.63%, 4/07/21 (a)(c)	525	543,407
Morgan Stanley, 5.75%, 1/25/21 (c)	1,025	1,066,167
UBS AG (c):
2.25%, 1/28/14	375	379,631
5.88%, 7/15/16	650	714,591
		4,591,784
Chemicals — 0.4%
CF Industries, Inc., 7.13%, 5/01/20	250	286,250
Omnova Solutions, Inc., 7.88%, 11/01/18 (a)	170	174,250
		460,500
Commercial Banks — 8.4%
Amsouth Bank, 4.85%, 4/01/13	200	203,739
Associated Banc-Corp., 5.13%, 3/28/16	515	524,774
BNP Paribas, 3.60%, 2/23/16 (c)	1,020	1,037,168
Branch Banking & Trust Co. (b):
1.00%, 9/13/16	250	241,091
1.00%, 5/23/17	150	140,613

	Par
Corporate Bonds	(000)	Value
Commercial Banks (concluded)
CIT Group, Inc., 6.63%, 4/01/18 (a)	$ 378	$ 406,034
City National Corp., 5.25%, 9/15/20	550	560,534
Comerica, Inc., 3.00%, 9/16/15	550	553,027
Credit Agricole SA, 8.38%, 10/29/49 (a)(b)(c)(d)	350	382,375
Discover Bank, 8.70%, 11/18/19	300	368,905
Fifth Third Bamcorp, 3.63%, 1/25/16	650	659,479
HSBC Holdings Plc, 5.10%, 4/05/21 (c)	1,300	1,338,016
KeyCorp, 5.10%, 3/24/21	180	184,359
Lloyds TSB Bank Plc, 4.88%, 1/21/16	200	209,937
Regions Financial Corp.:
4.88%, 4/26/13	600	610,877
5.75%, 6/15/15	460	473,800
SVB Financial Group, 5.38%, 9/15/20	550	546,967
Societe Generale, 5.20%, 4/15/21 (a)	700	706,093
SunTrust Banks, Inc., 3.60%, 4/15/16	200	202,578
		9,350,366
Commercial Services & Supplies — 3.8%
Aviation Capital Group Corp. (a):
7.13%, 10/15/20 (c)	2,200	2,280,823
6.75%, 4/06/21	550	554,306
Casella Waste Systems, Inc., 7.75%, 2/15/19 (a)	149	152,352
Clean Harbors, Inc., 7.63%, 8/15/16	306	327,420
Corrections Corp. of America, 7.75%, 6/01/17	775	848,625
Mobile Mini, Inc., 7.88%, 12/01/20 (a)	65	69,063
		4,232,589
Communications Equipment — 1.2%
Avaya, Inc.:
9.75%, 11/01/15	200	206,500
7.00%, 4/01/19 (a)	125	123,750
Brocade Communications Systems, Inc., 6.88%, 1/15/20	700	761,250
CC Holdings GS V LLC, 7.75%, 5/01/17 (a)	220	243,100
		1,334,600
Construction Materials — 0.2%
Inversiones CMPC SA, 4.75%, 1/19/18 (a)	200	197,334
Consumer Finance — 5.6%
American Express Credit Corp., 2.75%, 9/15/15 (c)	1,400	1,395,572
Capital One Bank USA NA, 8.80%, 7/15/19	775	992,535
Ford Motor Credit Co. LLC, 7.00%, 4/15/15	100	109,829
Inmarsat Finance Plc, 7.38%, 12/01/17 (a)	520	549,900
SLM Corp., 6.25%, 1/25/16	3,050	3,234,049
		6,281,885
Containers & Packaging — 1.5%
Ball Corp.:
7.13%, 9/01/16	400	436,000
6.75%, 9/15/20	505	531,512
Bemis Co., Inc., 6.80%, 8/01/19	200	230,622
Crown Americas LLC, 6.25%, 2/01/21 (a)	200	205,500
Owens-Brockway Glass Container, Inc., 6.75%, 12/01/14	135	137,869
Rock-Tenn Co., 9.25%, 3/15/16	75	81,750
		1,623,253
Diversified Financial Services — 6.0%
Ally Financial, Inc.:
4.50%, 2/11/14	225	227,250
8.30%, 2/12/15	390	438,750
8.00%, 11/01/31	470	529,925
Bank of America Corp., 3.63%, 3/17/16	1,175	1,180,968
Citigroup, Inc., 4.59%, 12/15/15	225	238,108
General Electric Capital Corp., 5.30%, 2/11/21 (c)	1,125	1,167,338
Moody’s Corp., 6.06%, 9/07/17	2,500	2,575,147

Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Schedules of		CAD	Canadian Dollar	GO	General Obligation Bonds
Investments, the names of many of the securities have been		CHF	Swiss Franc	LIBOR	London InterBank Offered Rate
abbreviated according to the following list:		EUR	Euro	RB	Revenue Bonds
		FKA	Formerly Known As	USD	US Dollar
		GBP	British Pound
See Notes to Financial Statements.
16	SEMI-ANNUAL REPORT	APRIL 30, 2011

BlackRock Credit Allocation Income Trust I, Inc. (PSW)
Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

	Par
Corporate Bonds	(000)	Value
Diversified Financial Services (concluded)
Reynolds Group Issuer, Inc. (a):
6.88%, 2/15/21	$ 155	$ 159,844
8.25%, 2/15/21	190	193,088
		6,710,418
Diversified Telecommunication Services — 4.7%
AT&T, Inc., 6.30%, 1/15/38	1,000	1,054,861
Level 3 Financing, Inc.:
8.75%, 2/15/17	390	403,650
10.00%, 2/01/18	130	140,400
9.38%, 4/01/19 (a)	210	223,125
Qwest Corp., 8.38%, 5/01/16	390	463,125
Telecom Italia Capital SA, 6.18%, 6/18/14	225	245,394
Telefonica Emisiones SAU, 5.46%, 2/16/21	310	321,752
Verizon Communications, Inc.:
1.95%, 3/28/14 (c)	875	882,521
7.35%, 4/01/39	925	1,107,538
Windstream Corp., 7.88%, 11/01/17	400	432,000
		5,274,366
Electric Utilities — 1.0%
Progress Energy, Inc., 7.00%, 10/30/31	1,000	1,166,797
Electronic Equipment, Instruments
& Components — 0.8%
Jabil Circuit, Inc., 8.25%, 3/15/18	200	229,500
NXP BV, 3.05%, 10/15/13 (b)	700	696,500
		926,000
Energy Equipment & Services — 0.9%
Ensco Plc, 4.70%, 3/15/21	460	464,427
Frac Tech Services LLC, 7.13%, 11/15/18 (a)	85	90,525
Key Energy Service, Inc., 6.75%, 3/01/21	175	179,812
MEG Energy Corp., 6.50%, 3/15/21 (a)	225	230,906
		965,670
Food & Staples Retailing — 2.5%
CVS Caremark Corp., 6.30%, 6/01/62 (b)	800	792,000
Wal-Mart Stores, Inc., 6.20%, 4/15/38	1,825	2,017,103
		2,809,103
Food Products — 1.0%
Blue Merger Sub, Inc., 7.63%, 2/15/19 (a)	100	102,375
Kraft Foods, Inc.:
6.50%, 8/11/17	385	446,565
6.13%, 8/23/18	390	442,247
Smithfield Foods, Inc., 10.00%, 7/15/14	86	101,910
		1,093,097
Gas Utilities — 0.1%
Targa Resources Partners LP, 6.88%, 2/01/21 (a)	115	114,425
Health Care Equipment & Supplies — 1.5%
Boston Scientific Corp.:
4.50%, 1/15/15	51	53,492
6.40%, 6/15/16	45	50,412
5.13%, 1/12/17	181	190,419
7.38%, 1/15/40	690	798,000
Fresenius US Finance II, Inc., 9.00%, 7/15/15 (a)	500	573,125
		1,665,448
Health Care Providers & Services — 2.7%
Aetna, Inc., 6.75%, 12/15/37	800	910,806
Aviv Healthcare Properties LP, 7.75%, 2/15/19 (a)	105	110,775
HCA, Inc.:
8.50%, 4/15/19	125	138,750
7.25%, 9/15/20	195	209,625
Tenet Healthcare Corp.:
10.00%, 5/01/18	350	406,000
8.88%, 7/01/19	250	282,500
UnitedHealth Group, Inc., 6.88%, 2/15/38	800	919,714
		2,978,170
Household Durables — 0.3%
Cemex Espana Luxembourg, 9.25%, 5/12/20 (a)	365	373,212

	Par
Corporate Bonds	(000)	Value
IT Services — 0.5%
First Data Corp. (a):
7.38%, 6/15/19	$ 170	$ 173,187
8.25%, 1/15/21	40	39,800
12.63%, 1/15/21	275	301,469
		514,456
Independent Power Producers & Energy Traders — 0.7%
AES Corp., 9.75%, 4/15/16	235	272,012
Energy Future Intermediate Holding Co. LLC,
10.00%, 12/01/20	345	370,903
NRG Energy, Inc., 8.25%, 9/01/20	115	121,038
		763,953
Insurance — 7.0%
The Allstate Corp., 7.45%, 5/16/19	900	1,084,129
American International Group, Inc.,
6.40%, 12/15/20 (c)(d)	410	448,547
Aon Corp., 5.00%, 9/30/20 (c)	1,600	1,642,432
Dai-ichi Life Insurance Co., Ltd.,
7.25%, 12/31/49 (a)(b)(d)	138	138,609
Forethough Financial Group, 8.63%, 4/15/21 (a)	250	251,894
Genworth Financial, Inc., 7.63%, 9/24/21	225	231,090
Lincoln National Corp., 6.25%, 2/15/20 (c)	800	898,462
Manulife Financial Corp., 4.90%, 9/17/20 (c)	1,000	1,001,433
Northwestern Mutual Life Insurance,
6.06%, 3/30/40 (a)(c)	900	967,536
Principal Financial Group, Inc., 8.88%, 5/15/19	225	288,098
Prudential Financial, Inc., 6.63%, 12/01/37 (c)	800	892,352
		7,844,582
Life Sciences Tools & Services — 1.9%
Bio-Rad Laboratories, Inc., 8.00%, 9/15/16	865	962,312
Life Technologies Corp., 6.00%, 3/01/20	1,000	1,095,219
		2,057,531
Machinery — 1.1%
Ingersoll-Rand Global Holding Co., Ltd.,
9.50%, 4/15/14	800	963,298
Navistar International Corp., 8.25%, 11/01/21	230	256,450
		1,219,748
Media — 8.2%
CSC Holdings LLC:
8.50%, 6/15/15	400	436,500
8.63%, 2/15/19	275	316,938
Cengage Learning Acquisitions, Inc.,
10.50%, 1/15/15 (a)	365	375,037
Comcast Corp., 6.30%, 11/15/17	800	919,931
Cox Communications, Inc., 8.38%, 3/01/39 (a)	800	1,056,769
DISH DBS Corp., 7.00%, 10/01/13	450	486,000
DirectTV Holdings LLC, 5.00%, 3/01/21	600	615,563
Gannett Co., Inc., 9.38%, 11/15/17	450	506,250
Intelsat Bermuda Ltd. (e):
11.50%, 2/04/17 (a)	60	65,700
11.50%, 2/04/17	90	98,550
Kabel BW Erste Beteiligungs GmbH,
7.50%, 3/15/19 (a)	230	235,750
News America, Inc., 6.15%, 3/01/37	950	970,810
Time Warner Cable, Inc., 6.75%, 6/15/39	925	1,005,415
Time Warner, Inc., 7.70%, 5/01/32	950	1,145,338
UPC Germany GmbH, 8.13%, 12/01/17 (a)	240	253,800
Virgin Media Secured Finance Plc, 6.50%, 1/15/18	600	657,000
		9,145,351
Metals & Mining — 2.0%
Alcoa, Inc., 5.40%, 4/15/21	580	588,913
Freeport-McMoRan Corp., 7.13%, 11/01/27	700	744,669
JMC Steel Group, 8.25%, 3/15/18 (a)	75	78,563
Novelis, Inc., 8.75%, 12/15/20	240	268,200
Teck Resources Ltd., 10.75%, 5/15/19	400	511,520
United States Steel Corp., 7.38%, 4/01/20	40	42,200
		2,234,065

See Notes to Financial Statements.
SEMI-ANNUAL REPORT	APRIL 30, 2011	17

BlackRock Credit Allocation Income Trust I, Inc. (PSW)
Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

	Par
Corporate Bonds	(000)	Value
Multi-Utilities — 1.5%
CenterPoint Energy, Inc.:
5.95%, 2/01/17	$ 750	$ 825,322
6.50%, 5/01/18	775	877,166
		1,702,488
Multiline Retail — 1.3%
Dollar General Corp., 10.63%, 7/15/15	750	802,500
JC Penney Co., Inc., 5.65%, 6/01/20	700	698,250
		1,500,750
Oil, Gas & Consumable Fuels — 7.6%
Anadarko Petroleum Corp.:
5.95%, 9/15/16	289	322,810
6.38%, 9/15/17	10	11,295
BP Capital Markets Plc (c):
3.88%, 3/10/15	350	367,096
3.20%, 3/11/16	425	428,451
Buckeye Partners LP, 4.88%, 2/01/21	225	228,908
Chesapeake Energy Corp., 6.13%, 2/15/21	770	795,025
Consol Energy, Inc., 6.38%, 3/01/21 (a)	195	195,975
Copano Energy LLC, 7.13%, 4/01/21	130	133,250
Denbury Resources, Inc., 6.38%, 8/15/21	135	139,050
Enbridge Energy Partners LP, 9.88%, 3/01/19	475	627,478
Energy XXI Gulf Coast, Inc., 7.75%, 6/15/19 (a)	240	245,400
Enterprise Products Operating LLC, 6.65%, 4/15/18	1,000	1,160,801
Forest Oil Corp., 7.25%, 6/15/19	105	109,200
Kinder Morgan Energy Partners LP, 6.85%, 2/15/20	1,000	1,164,871
Linn Energy LLC, 7.75%, 2/01/21 (a)	245	262,456
Marathon Petroleum Corp., 3.50%, 3/01/16 (a)	325	329,307
ONEOK Partners LP, 8.63%, 3/01/19	800	1,018,774
Oasis Petroleum, Inc., 7.25%, 2/01/19 (a)	90	90,900
Petrobras International Finance Co., 3.88%, 1/27/16	350	354,822
Range Resources Corp., 6.75%, 8/01/20	200	214,000
SM Energy Co., 6.63%, 2/15/19 (a)	115	118,738
SandRidge Energy, Inc., 7.50%, 3/15/21 (a)	170	178,925
		8,497,532
Paper & Forest Products — 2.5%
Georgia-Pacific LLC, 8.25%, 5/01/16 (a)	785	890,975
International Paper Co.:
7.50%, 8/15/21	775	925,046
7.30%, 11/15/39	800	913,506
		2,729,527
Pharmaceuticals — 7.6%
Bristol-Myers Squibb Co., 5.88%, 11/15/36	892	981,919
GlaxoSmithKline Capital, Inc., 6.38%, 5/15/38 (c)	1,690	1,933,384
Merck & Co., Inc. (c):
6.50%, 12/01/33	475	565,756
6.55%, 9/15/37	1,504	1,788,824
Pfizer, Inc., 7.20%, 3/15/39	2,500	3,157,112
		8,426,995
Real Estate Investment Trusts (REITs) — 1.9%
AvalonBay Communities, Inc., 6.10%, 3/15/20	800	903,629
ERP Operating LP, 5.75%, 6/15/17	800	896,113
HCP, Inc., 5.38%, 2/01/21	250	259,864
		2,059,606
Real Estate Management & Development — 0.1%
Realogy Corp., 7.88%, 2/15/19 (a)	160	161,600
Road & Rail — 1.6%
Asciano Finance Ltd., 5.00%, 4/07/18 (a)	200	203,493
Avis Budget Car Rental LLC, 8.25%, 1/15/19	155	164,687
Florida East Coast Railway Corp., 8.13%, 2/01/17 (a)	40	42,400
The Hertz Corp., 6.75%, 4/15/19 (a)	207	211,140
Norfolk Southern Corp., 6.00%, 3/15/2105	1,200	1,180,291
		1,802,011

	Par
Corporate Bonds	(000)	Value
Semiconductors & Semiconductor Equipment — 0.6%
Advanced Micro Devices, Inc., 7.75%, 8/01/20	$ 190	$ 198,075
KLA-Tencor Corp., 6.90%, 5/01/18	461	521,613
		719,688
Specialty Retail — 1.1%
AutoNation, Inc., 6.75%, 4/15/18	445	466,137
Best Buy Co., Inc., 5.50%, 3/15/21	350	352,088
Claire’s Escrow Corp., 8.88%, 3/15/19 (a)	125	121,563
Limited Brands, Inc., 7.00%, 5/01/20	230	243,800
		1,183,588
Tobacco — 1.4%
Altria Group, Inc., 10.20%, 2/06/39	1,050	1,537,096
Wireless Telecommunication Services — 2.5%
American Tower Corp., 4.50%, 1/15/18	450	444,673
Cricket Communications, Inc., 7.75%, 5/15/16	155	165,463
Crown Castle Towers LLC (a):
5.50%, 1/15/17	275	293,290
6.11%, 1/15/40	300	324,682
Digicel Group Ltd., 8.25%, 9/01/17 (a)	125	132,500
Intelsat Jackson Holdings SA (a):
7.25%, 4/01/19	50	50,844
7.25%, 4/01/21	140	142,100
Nextel Communications, Inc., Series E,
6.88%, 10/31/13	195	196,950
SBA Tower Trust, 5.10%, 4/15/42 (a)	1,000	1,025,000
		2,775,502
Total Corporate Bonds — 102.2%		113,826,317
Preferred Securities
Capital Trusts
Capital Markets — 4.7%
Ameriprise Financial, Inc., 7.52%, 6/01/66 (b)	500	535,625
State Street Capital Trust III, 8.25% (b)(d)	725	725,819
State Street Capital Trust IV, 1.31%, 6/01/67 (b)	4,740	3,968,959
		5,230,403
Commercial Banks — 4.1%
ABN AMRO North America Holding Preferred Capital
Repackaging Trust I, 6.52% (a)(b)(d)	800	760,000
BNP Paribas, 7.20% (a)(b)(c)(d)	300	297,000
Barclays Bank Plc (a)(b)(d):
5.93%, 9/29/49 (c)	425	405,875
7.43%, 12/15/49	150	155,700
Credit Agricole SA, 6.64% (a)(b)(c)(d)	350	322,805
Dresdner Funding Trust I, 8.15%, 6/30/31 (a)	530	519,400
M&T Capital Trust II, 8.28%, 6/01/27	910	929,258
National City Preferred Capital Trust I, 12.00% (b)(d)	300	336,261
USB Capital XIII Trust, 6.63%, 12/15/39	825	880,877
		4,607,176
Diversified Financial Services — 2.7%
ING Capital Funding Trust III, 8.44% (b)(d)	400	386,006
JPMorgan Chase Capital XXIII, 1.31%, 5/15/77 (b)	3,085	2,593,692
		2,979,698
Electric Utilities — 0.5%
PPL Capital Funding, 6.70%, 3/30/67 (b)	500	496,875
Insurance — 7.6%
AXA SA, 6.38% (a)(b)(d)	1,000	921,250
Ace Capital Trust II, 9.70%, 4/01/30	500	652,505
The Allstate Corp., 6.50%, 5/15/67 (b)	500	516,250
Chubb Corp., 6.38%, 3/29/67 (b)(c)	500	535,000
Farmers Exchange Capital, 7.05%, 7/15/28 (a)	500	503,883
Great-West Life & Annuity Insurance Co.,
7.15%, 5/16/46 (a)(b)(c)	500	515,000

See Notes to Financial Statements.
18	SEMI-ANNUAL REPORT	APRIL 30, 2011

BlackRock Credit Allocation Income Trust I, Inc. (PSW)
Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

	Par
Capital Trusts	(000)	Value
Insurance (concluded)
Liberty Mutual Group, Inc., 10.75%, 6/15/88 (a)(b)	$ 500	$ 680,000
Lincoln National Corp., 7.00%, 5/17/66 (b)	500	516,900
MetLife, Inc., 6.40%, 12/15/66	500	500,018
Reinsurance Group of America, 6.75%, 12/15/65 (b)	700	689,757
Swiss Re Capital I LP, 6.85% (a)(b)(d)	450	447,195
ZFS Finance (USA) (a)(b):
Trust II, 6.45%, 12/15/65	1,800	1,885,500
Trust IV, 5.88%, 5/09/32	146	145,553
		8,508,811
Multi-Utilities — 0.9%
Dominion Resources Capital Trust I, 7.83%, 12/01/27	500	514,550
Dominion Resources, Inc., 7.50%, 6/30/66 (b)	500	530,000
		1,044,550
Oil, Gas & Consumable Fuels — 1.3%
Enterprise Products Operating LLC, 8.38%, 8/01/66 (b)	825	896,156
TransCanada PipeLines Ltd., 6.35%, 5/15/67 (b)	500	509,289
		1,405,445
Total Capital Trusts — 21.8%		24,272,958
Preferred Stocks	Shares
Auto Components — 0.1%
Dana Holding Corp., 4.00% (a)	1,000	156,125
Commercial Banks — 0.9%
SG Preferred Capital II, 6.30%	1,000	968,750
Thrifts & Mortgage Finance — 0.0%
Fannie Mae, 8.25% (f)	3,000	6,120
Freddie Mac, Series Z, 8.38% (f)	3,000	6,060
		12,180
Wireless Telecommunication Services — 2.8%
Centaur Funding Corp., 9.08%	2,720	3,054,900
Total Preferred Stocks — 3.8%		4,191,955
Trust Preferreds
Diversified Financial Services — 0.5%
GMAC Capital Trust I, Series 2, 8.13%, 2/15/40 (b)	566	587,994
Total Trust Preferreds — 0.5%		587,994
Total Preferred Securities — 26.1%		29,052,907
	Par
Taxable Municipal Bonds	(000)
Metropolitan Transportation Authority, RB,
Build America Bonds, 6.55%, 11/15/31	$ 800	838,744
State of California, GO, Build America Bonds,
7.35%, 11/01/39	205	227,478
Total Taxable Municipal Bonds — 1.0%		1,066,222
U.S. Treasury Obligations
U.S. Treasury Notes:
3.63%, 2/15/21	528	542,356
4.75%, 2/15/41	600	633,937
Total U.S. Treasury Obligations — 1.0%		1,176,293
Total Long-Term Investments
(Cost — $140,161,026) — 131.3%		146,223,051

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, TempFund,
Institutional Class, 0.10% (g)(h)	183,531	$ 183,531
Total Short-Term Securities
(Cost — $183,531) — 0.2%		183,531
Options Purchased	Contracts
Over-the-Counter Put Options — 0.1%
S&P 500 Index, Strike Price USD 1,250.00,
Expires 9/17/11, Broker Credit Suisse International	28	69,440
Total Options Purchased
(Cost — $135,240) — 0.1%		69,440
Total Investments Before Options Written
(Cost — $140,479,797) — 131.6%		146,476,022
	Notional
	Amount
Options Written	(000)
Over-the-Counter Call Swaptions — (0.1)%
Pay a fixed rate of 4.03% and receive a floating rate
based on 3-month LIBOR, Expires 4/16/12,
Broker UBS AG	$ 1,800	(77,823)
Over-the-Counter Put Swaptions — (0.1)%
Receive a fixed rate of 4.03% and pay a floating rate
based on 3-month LIBOR, Expires 4/16/12,
Broker UBS AG	1,800	(50,348)
Sold credit default protection on Dow Jones CDX
North America Investment Grade Series 16,
Strike Price $120.00, Expires 9/21/11,
Broker Credit Suisse International	35,000	(25,652)
		(76,000)
Total Options Written
(Premiums Received — $255,600) — (0.2)%		(153,823)
Total Investments, Net of Options Written
(Cost — $140,735,397*) — 131.4%		146,322,199
Liabilities in Excess of Other Assets — (31.4)%		(35,006,196)
Net Assets — 100.0%		$111,316,003

* The cost and unrealized appreciation (depreciation) of investments as of April 30,
2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$ 140,381,755
Gross unrealized appreciation	$ 6,636,174
Gross unrealized depreciation	(541,907)
Net unrealized appreciation	$ 6,094,267

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b) Variable rate security. Rate shown is as of report date.
(c) All or a portion of security has been pledged as collateral in connection with open reverse repurchase agreements.
(d) Security is perpetual in nature and has no stated maturity date.
(e) Represents a payment-in-kind security which may pay interest/dividends in additional par/shares.
(f) Non-income producing security.

See Notes to Financial Statements.
SEMI-ANNUAL REPORT	APRIL 30, 2011	19

BlackRock Credit Allocation Income Trust I, Inc. (PSW)
Schedule of Investments (continued)

(g) Investments in companies considered to be an affiliate of the Fund during the
	period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
	amended, were as follows:
		Shares			Shares
		Held at			Held at
		October 31,		Net	April 30,
	Affiliate	2010		Activity	2011	Income
	BlackRock Liquidity
	Funds, TempFund,
	Institutional Class	5,884,098		(5,700,567)	183,531	$ 1,655

(h) Represents the current yield as of report date.

•	For Fund compliance purposes, the Fund’s industry classifications refer to any one
	or more of the industry sub-classifications used by one or more widely recognized
	market indexes or rating group indexes, and/or as defined by Fund management.
	These definitions may not apply for purposes of this report, which may combine
	such industry sub-classifications for reporting ease.

•	Reverse repurchase agreements outstanding as of April 30, 2011 were as follows:
	Interest		Trade	Maturity	Net Closing	Face
	Counterparty	Rate	Date	Date	Amount	Amount
	UBS Securities LLC	0.38%	1/24/11	9/30/20	$ 1,541,593	$ 1,540,000
	UBS Securities LLC	0.38%	1/24/11	10/15/20	2,158,230	2,156,000
	UBS Securities LLC	0.38%	1/24/11	9/15/37	1,689,986	1,688,240
	UBS Securities LLC	0.38%	1/24/11	5/15/38	1,844,006	1,842,100
	UBS Securities LLC	0.38%	1/24/11	3/15/39	3,040,642	3,037,500
	UBS Securities LLC	0.38%	1/24/11	4/01/39	1,078,717	1,077,625
	UBS Securities LLC	0.38%	1/24/11	3/30/40	916,697	915,750
	Credit Suisse
	Securities
	(USA) LLC	0.40%	1/26/11	1/25/21	987,615	986,563
	UBS Securities LLC	0.38%	1/27/11	12/15/37	896,898	896,000
	UBS Securities LLC	0.38%	1/27/11	1/15/38	977,229	976,250
	UBS Securities LLC	0.38%	1/27/11	2/15/38	864,876	864,000
	UBS Securities LLC	0.38%	2/03/11	12/01/37	816,758	816,000
	Credit Suisse
	Securities
	(USA) LLC	0.40%	2/07/11	3/15/20	751,701	751,000
	Credit Suisse
	Securities
	(USA) LLC	0.40%	2/08/11	3/29/37	513,473	513,000
	UBS Securities LLC	0.38%	2/11/11	2/15/20	846,714	846,000
	UBS Securities LLC	0.38%	2/11/11	9/17/20	950,802	950,000
	UBS Securities LLC	0.38%	2/11/11	2/11/21	789,062	788,700
	UBS Securities LLC	0.38%	2/11/11	12/01/33	525,318	524,875
	UBS Securities LLC	0.38%	2/23/11	2/23/16	974,799	974,100
	Credit Suisse
	Securities
	(USA) LLC	0.45%	3/02/11	12/15/20	418,519	418,200
	Deutsche Bank
	Securities, Inc.	0.40%	3/03/11	12/15/15	226,276	226,125
	Credit Suisse
	Securities
	(USA) LLC	0.40%	3/04/11	2/01/41	999,467	998,813
	UBS Securities LLC	0.38%	3/07/11	5/16/19	1,050,471	1,049,850
	UBS Securities LLC	0.37%	3/28/11	3/28/14	833,738	833,438
	Deutsche Bank
	Securities, Inc.	0.40%	3/30/11	9/15/15	1,323,485	1,323,000
	UBS Securities LLC	0.37%	3/31/11	11/15/36	934,231	933,924
	Credit Suisse
	Securities
	(USA) LLC	0.35%	4/07/11	4/05/21	1,251,554	1,251,250
	Credit Suisse
	Securities
	(USA) LLC	0.35%	4/11/11	3/17/16	1,110,227	1,110,000

•	Reverse repurchase agreements outstanding as of April 30, 2011 were as follows
	(concluded):
		Interest	Trade	Maturity	Net Closing	Face
	Counterparty	Rate	Date	Date	Amount	Amount
	Credit Suisse
	Securities
	(USA) LLC	0.35%	4/12/11	1/28/14	$ 363,352	$ 363,281
	Credit Suisse
	Securities
	(USA) LLC	0.35%	4/12/11	7/15/16	677,757	677,625
	UBS Securities LLC	0.40%	4/13/11	5/16/46	487,853	487,750
	UBS Securities LLC	0.37%	4/13/11	2/11/21	292,261	291,900
	UBS Securities LLC	0.37%	4/13/11	9/16/15	519,026	518,925
	Barclays
	Capital Inc.	0.35%	4/14/11	10/29/49	358,375	358,313
	Barclays
	Capital Inc.	0.35%	4/14/11	12/31/49	312,867	312,813
	Deutsche Bank AG	0.38%	4/18/11	4/15/21	673,850	673,750
	UBS Securities LLC	0.38%	4/18/11	4/15/38	1,916,533	1,916,250
	Deutsche Bank
	Securities, Inc.	0.35%	4/21/11	4/07/21	511,930	511,874
	Deutsche Bank
	Securities, Inc.	0.35%	4/21/11	12/31/49	643,881	643,812
	UBS Securities LLC	0.35%	4/29/11	3/10/15	350,010	350,000
	UBS Securities LLC	0.35%	4/29/11	3/11/16	408,013	408,000
	Total				$37,828,792	$37,802,596

•	Financial futures contracts purchased as of April 30, 2011 were as follows:
Notional Unrealized
	Contracts Issue		Exchange	Expiration	Value Appreciation
	73	2-Year U.S.	Chicago Board	June
		Treasury Note	of Trade	2011	$15,916,123 $ 80,002

•	Financial futures contracts sold as of April 30, 2011 were as follows:
					Notional	Unrealized
	Contracts Issue		Exchange	Expiration	Value	Depreciation
	56	5-Year U.S.	Chicago Board	June
		Treasury Note	of Trade	2011	$ 6,574,284 $ (59,966)
	73	10-Year U.S.	Chicago Board	June
		Treasury Note	of Trade	2011	8,666,225	(177,041)
	23	Long-Term U.S.	Chicago Board	June
		Treasury Bond	of Trade	2011	2,763,011	(51,614)
	24	Ultra U.S.	Chicago Board	June
		Treasury Bond	of Trade	2011	2,959,242	(61,758)
	Total					$ (350,379)

• Credit default swaps on single-name issuer — sold protection outstanding as of
April 30, 2011 were as follows:

	Receive			Issuer	Notional
	Fixed	Counter-		Credit	Amount	Unrealized
Issuer	Rate	party	Expiration	Rating[1]	(000)[2]	Appreciation
MetLife, Inc.	1.00%	Deutsche
		Bank AG	3/20/18	A–	USD 200	$ 5,210

1 Using S&P’s rating of the underlying securities.
2 The maximum potential amount the Fund may pay should a negative event take place as defined under the terms of agreement.

See Notes to Financial Statements.
20	SEMI-ANNUAL REPORT	APRIL 30, 2011

BlackRock Credit Allocation Income Trust I, Inc. (PSW)
Schedule of Investments (concluded)

• Credit default swaps on traded indexes — sold protection outstanding as of April 30,
2011 were as follows:

	Receive				Notional
	Fixed	Counter-		Credit	Amount	Unrealized
Index	Rate	party	Expiration	Rating[1]	(000)[2]	Appreciation
iTraxx-Europe
Sub
Financial
Index		Deutsche
Series 15	1.00%	Bank AG	6/20/16	A	EUR 1,900	$ 2,644

1 Using S&P’s rating of the underlying securities.
2 The maximum potential amount the Fund may pay should a negative event take place as defined under the terms of agreement.

• Interest rate swaps outstanding as of April 30, 2011 were as follows:

				Notional
Fixed	Floating	Counter-	Expiration	Amount		Unrealized
Rate	Rate	party	Date	(000)		Depreciation
0.98%(a)	3-month
	LIBOR	Citibank NA	3/30/13	USD	13,900	$ (63,910)
4.34%(a)	3-month
	LIBOR	Citibank NA	4/14/41	USD	400	(11,982)
4.38%(a)	3-month	Goldman Sachs
	LIBOR	International	4/14/41	USD	600	(21,744)
4.35%(a)	3-month
	LIBOR	Deutsche Bank AG	4/15/41	USD	700	(22,509)
Total						$ (120,145)

(a)Pays a fixed interest rate and receives floating rate.

• Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are summarized in three broad levels for financial statement purposes as follows:
• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities
• Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
• Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the
Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to Note 1 of the
Notes to Financial Statements.

The following tables summarize the inputs used as of April 30, 2011 in determining the fair valuation of the Fund’s investments and derivative financial instruments:

	Investments in Securities
Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term
Investments:
Asset-Back
Securities	—	$ 558,562	$542,750	$ 1,101,312
Corporate
Bonds	—	113,826,317	—	113,826,317
Preferred
Securities	$ 600,174	28,452,733	—	29,052,907
Taxable
Municipal
Bonds	—	1,066,222	—	1,066,222
U.S Treasury
Obligations	—	1,176,293	—	1,176,293
Short-Term
Securities	183,531	—	—	183,531
Total	$ 783,705	$145,080,127	$ 542,750	$146,406,582

Derivative Financial Instruments[1]

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Equity
contracts	—	—	$69,440	$ 69,440
Interest rate
contracts	$ 80,002	—	—	80,002
Credit
contracts	—	$ 7,854	—	7,854
Liabilities:
Interest rate
contracts	(350,379)	(248,316)	—	(598,695)
Credit
contracts	—	—	(25,652)	(25,652)
Total	$ (270,377)	$ (240,462)	$ 43,788	$ (467,051)

1 Derivative financial instruments are swaps, financial futures contracts, and options. Financial futures contracts and swaps are valued at the unrealized appreciation/depreciation on the instrument and options are shown at value.

See Notes to Financial Statements.
SEMI-ANNUAL REPORT	APRIL 30, 2011	21

BlackRock Credit Allocation Income Trust II, Inc. (PSY)
Schedule of Investments April 30, 2011 (Unaudited)
(Percentages shown are based on Net Assets)

	Par
Asset-Backed Securities	(000)	Value
Atrium CDO Corp., Series 5A, Class A4,
2.83%, 7/20/20 (a)(b)	$ 2,650	$ 2,212,750
SLM Student Loan Trust, Series 2004-B,
Class A2, 0.51%, 6/15/21 (b)	2,410	2,350,616
Total Asset-Backed Securities — 1.0%		4,563,366
Corporate Bonds
Aerospace & Defense — 1.8%
BE Aerospace, Inc., 8.50%, 7/01/18	2,500	2,787,500
Bombardier, Inc., 7.75%, 3/15/20 (a)	3,205	3,569,569
Huntington Ingalls Industries, Inc. (a):
6.88%, 3/15/18	360	378,900
7.13%, 3/15/21	380	399,950
Kratos Defense & Security Solutions, Inc.,
10.00%, 6/01/17 (a)	1,254	1,376,265
		8,512,184
Airlines — 0.9%
American Airlines Pass-Through Trust, Series 2011-1,
Class A, 5.25%, 7/31/22	1,410	1,367,700
Continental Airlines Pass-Through Certificates,
Series 2009-2, Class B, 9.25%, 5/10/17	1,544	1,628,418
Delta Air Lines, Inc., Series 02G1, 6.72%, 7/02/24	1,146	1,160,620
		4,156,738
Auto Components — 0.6%
Icahn Enterprises LP:
7.75%, 1/15/16	880	906,400
8.00%, 1/15/18	2,000	2,065,000
		2,971,400
Beverages — 0.4%
Constellation Brands, Inc., 7.25%, 5/15/17	1,970	2,147,300
Building Products — 0.5%
Building Materials Corp. of America (a):
7.00%, 2/15/20	375	390,938
6.75%, 5/01/21	1,160	1,175,950
Nortek, Inc., 10.00%, 12/01/18 (a)	700	749,000
		2,315,888
Capital Markets — 4.0%
Ameriprise Financial, Inc., 5.30%, 3/15/20	3,250	3,513,354
The Goldman Sachs Group, Inc., 6.25%, 2/01/41 (c)	4,450	4,565,335
Macquarie Bank Ltd., 6.63%, 4/07/21 (a)(c)	2,075	2,147,749
Morgan Stanley, 5.75%, 1/25/21 (c)	3,915	4,072,238
UBS AG:
2.25%, 1/28/14	1,627	1,647,092
5.88%, 7/15/16 (c)	2,800	3,078,239
		19,024,007
Chemicals — 0.4%
CF Industries, Inc., 7.13%, 5/01/20	1,125	1,288,125
Omnova Solutions, Inc., 7.88%, 11/01/18 (a)	735	753,375
		2,041,500
Commercial Banks — 7.5%
Amsouth Bank, 4.85%, 4/01/13	1,050	1,069,629
Associated Banc-Corp., 5.13%, 3/28/16	2,200	2,241,752
BNP Paribas, 3.60%, 2/23/16 (c)	4,380	4,453,720
Branch Banking & Trust Co. (b)(c):
1.00%, 9/13/16	1,100	1,060,799
1.00%, 5/23/17	675	632,761
CIT Group, Inc., 6.63%, 4/01/18 (a)	1,617	1,736,923
City National Corp., 5.25%, 9/15/20	2,350	2,395,007

	Par
Corporate Bonds	(000)	Value
Commercial Banks (concluded)
Comerica, Inc., 3.00%, 9/16/15 (c)	$ 2,300	$ 2,312,659
Credit Agricole SA, 8.38%, 10/29/49 (a)(b)(c)(d)	1,475	1,611,437
Discover Bank, 8.70%, 11/18/19	1,200	1,475,618
Fifth Third Bamcorp, 3.63%, 1/25/16	2,775	2,815,468
HSBC Holdings Plc, 5.10%, 4/05/21 (c)	1,625	1,672,520
KeyCorp, 5.10%, 3/24/21	780	798,889
Lloyds TSB Bank Plc, 4.88%, 1/21/16 (c)	925	970,959
Regions Financial Corp.:
4.88%, 4/26/13	2,525	2,570,776
5.75%, 6/15/15	1,800	1,854,000
SVB Financial Group, 5.38%, 9/15/20	2,300	2,287,315
Societe Generale, 5.20%, 4/15/21 (a)(c)	2,850	2,874,809
SunTrust Banks, Inc., 3.60%, 4/15/16	825	835,636
		35,670,677
Commercial Services & Supplies — 3.8%
Aviation Capital Group Corp. (a):
7.13%, 10/15/20	9,300	9,641,660
6.75%, 4/06/21	2,325	2,343,205
Casella Waste Systems, Inc., 7.75%, 2/15/19 (a)	621	634,972
Clean Harbors, Inc., 7.63%, 8/15/16	1,314	1,405,980
Corrections Corp. of America, 7.75%, 6/01/17	3,375	3,695,625
Mobile Mini, Inc., 7.88%, 12/01/20 (a)	275	292,188
		18,013,630
Communications Equipment — 1.2%
Avaya, Inc.:
9.75%, 11/01/15	900	929,250
7.00%, 4/01/19 (a)	500	495,000
Brocade Communications Systems, Inc., 6.88%, 1/15/20	2,965	3,224,437
CC Holdings GS V LLC, 7.75%, 5/01/17 (a)	935	1,033,175
		5,681,862
Construction Materials — 0.2%
Inversiones CMPC SA, 4.75%, 1/19/18 (a)	825	814,001
Consumer Finance — 5.7%
American Express Credit Corp., 2.75%, 9/15/15	5,850	5,831,497
Capital One Bank USA NA, 8.80%, 7/15/19	3,325	4,258,294
Ford Motor Credit Co. LLC, 7.00%, 4/15/15	400	439,315
Inmarsat Finance Plc, 7.38%, 12/01/17 (a)	2,135	2,257,763
SLM Corp., 6.25%, 1/25/16	13,300	14,102,575
		26,889,444
Containers & Packaging — 1.3%
Ball Corp.:
7.13%, 9/01/16	1,750	1,907,500
6.75%, 9/15/20	2,210	2,326,025
Crown Americas LLC, 6.25%, 2/01/21 (a)	825	847,687
Owens-Brockway Glass Container, Inc., 6.75%, 12/01/14	570	582,113
Rock-Tenn Co., 9.25%, 3/15/16	325	354,250
		6,017,575
Diversified Financial Services — 5.0%
Ally Financial, Inc.:
4.50%, 2/11/14	1,775	1,792,750
8.30%, 2/12/15	1,230	1,383,750
8.00%, 11/01/31	1,730	1,950,575
Bank of America Corp., 3.63%, 3/17/16 (c)	5,000	5,025,395
Citigroup, Inc., 4.59%, 12/15/15 (c)	975	1,031,802
General Electric Capital Corp., 5.30%, 2/11/21 (c)	4,600	4,773,116
Moody’s Corp., 6.06%, 9/07/17	6,000	6,180,354
Reynolds Group Issuer, Inc. (a):
6.88%, 2/15/21	660	680,625
8.25%, 2/15/21	815	828,244
		23,646,611

See Notes to Financial Statements.
22	SEMI-ANNUAL REPORT	APRIL 30, 2011

BlackRock Credit Allocation Income Trust II, Inc. (PSY)
Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

	Par
Corporate Bonds	(000)	Value
Diversified Telecommunication Services — 5.0%
AT&T, Inc., 6.30%, 1/15/38	$ 4,000	$ 4,219,444
Level 3 Financing, Inc.:
8.75%, 2/15/17	1,630	1,687,050
10.00%, 2/01/18	560	604,800
9.38%, 4/01/19 (a)	910	966,875
Qwest Corp., 8.38%, 5/01/16	2,795	3,319,063
Telecom Italia Capital SA, 6.18%, 6/18/14	975	1,063,374
Telefonica Emisiones SAU, 5.46%, 2/16/21 (c)	1,360	1,411,556
Verizon Communications, Inc.:
1.95%, 3/28/14	3,650	3,681,375
7.35%, 4/01/39 (c)	4,025	4,819,286
Windstream Corp., 7.88%, 11/01/17	1,900	2,052,000
		23,824,823
Electric Utilities — 1.0%
Progress Energy, Inc., 7.00%, 10/30/31	4,000	4,667,188
Electronic Equipment, Instruments
& Components — 0.8%
Jabil Circuit, Inc., 8.25%, 3/15/18	800	918,000
NXP BV, 3.05%, 10/15/13 (b)	2,950	2,935,250
		3,853,250
Energy Equipment & Services — 0.9%
Ensco Plc, 4.70%, 3/15/21	1,965	1,983,909
Frac Tech Services LLC, 7.13%, 11/15/18 (a)	370	394,050
Key Energy Service, Inc., 6.75%, 3/01/21	745	765,487
MEG Energy Corp., 6.50%, 3/15/21 (a)	955	980,069
		4,123,515
Food & Staples Retailing — 2.1%
CVS Caremark Corp., 6.30%, 6/01/62 (b)	3,650	3,613,500
Wal-Mart Stores, Inc.:
5.25%, 9/01/35	2,500	2,480,245
6.20%, 4/15/38	3,375	3,730,259
		9,824,004
Food Products — 1.0%
Blue Merger Sub, Inc., 7.63%, 2/15/19 (a)	430	440,213
Kraft Foods, Inc.:
6.50%, 8/11/17	1,665	1,931,247
6.13%, 8/23/18	1,660	1,882,385
Smithfield Foods, Inc., 10.00%, 7/15/14	374	443,190
		4,697,035
Gas Utilities — 0.1%
Targa Resources Partners LP, 6.88%, 2/01/21 (a)	495	492,525
Health Care Equipment & Supplies — 1.5%
Boston Scientific Corp.:
4.50%, 1/15/15	215	225,506
6.40%, 6/15/16	187	209,490
5.13%, 1/12/17	761	800,603
7.38%, 1/15/40	2,935	3,394,389
Fresenius US Finance II, Inc., 9.00%, 7/15/15 (a)	2,250	2,579,063
		7,209,051
Health Care Providers & Services — 3.3%
Aetna, Inc., 6.75%, 12/15/37	3,400	3,870,924
Aviv Healthcare Properties LP, 7.75%, 2/15/19 (a)	460	485,300
HCA, Inc.:
8.50%, 4/15/19	545	604,950
7.25%, 9/15/20	3,435	3,692,625
Tenet Healthcare Corp.:
10.00%, 5/01/18	1,530	1,774,800
8.88%, 7/01/19	1,125	1,271,250
UnitedHealth Group, Inc., 6.88%, 2/15/38	3,400	3,908,786
		15,608,635

	Par
Corporate Bonds	(000)	Value
Household Durables — 0.3%
Cemex Espana Luxembourg, 9.25%, 5/12/20 (a)	$1,462	$ 1,494,895
IT Services — 0.5%
First Data Corp. (a):
7.38%, 6/15/19	725	738,594
8.25%, 1/15/21	190	189,050
12.63%, 1/15/21	1,185	1,299,056
		2,226,700
Independent Power Producers & Energy Traders — 0.7%
AES Corp., 9.75%, 4/15/16	985	1,140,138
Energy Future Intermediate Holding Co. LLC,
10.00%, 12/01/20	1,475	1,585,743
NRG Energy, Inc., 8.25%, 9/01/20	490	515,725
		3,241,606
Insurance — 7.1%
The Allstate Corp., 7.45%, 5/16/19	5,600	6,745,693
American International Group, Inc., 6.40%, 12/15/20 (c)	1,690	1,848,890
Aon Corp., 5.00%, 9/30/20 (c)	4,600	4,721,992
Dai-ichi Life Insurance Co., Ltd.,
7.25%, 12/31/49 (a)(b)(d)	677	679,986
Forethough Financial Group, 8.63%, 4/15/21 (a)	1,000	1,007,574
Genworth Financial, Inc., 7.63%, 9/24/21	970	996,256
Lincoln National Corp., 6.25%, 2/15/20 (c)	3,400	3,818,465
Manulife Financial Corp., 4.90%, 9/17/20	4,700	4,706,735
Northwestern Mutual Life Insurance, 6.06%, 3/30/40 (a)	3,800	4,085,152
Principal Financial Group, Inc., 8.88%, 5/15/19	980	1,254,825
Prudential Financial, Inc., 6.63%, 12/01/37 (c)	3,400	3,792,496
		33,658,064
Life Sciences Tools & Services — 1.9%
Bio-Rad Laboratories, Inc., 8.00%, 9/15/16	3,825	4,255,312
Life Technologies Corp., 6.00%, 3/01/20	4,200	4,599,920
		8,855,232
Machinery — 1.1%
Ingersoll-Rand Global Holding Co., Ltd., 9.50%, 4/15/14	3,400	4,094,018
Navistar International Corp., 8.25%, 11/01/21	980	1,092,700
		5,186,718
Media — 8.3%
CSC Holdings LLC:
8.50%, 6/15/15	1,500	1,636,875
8.63%, 2/15/19	1,200	1,383,000
Cengage Learning Acquisitions, Inc., 10.50%, 1/15/15 (a)	1,720	1,767,300
Comcast Corp., 6.30%, 11/15/17	3,400	3,909,708
Cox Communications, Inc., 8.38%, 3/01/39 (a)	3,400	4,491,267
DISH DBS Corp., 7.00%, 10/01/13	1,750	1,890,000
DirectTV Holdings LLC, 5.00%, 3/01/21	2,575	2,641,793
Gannett Co., Inc., 9.38%, 11/15/17	1,800	2,025,000
Intelsat Bermuda Ltd. (e):
11.50%, 2/04/17 (a)	280	306,600
11.50%, 2/04/17	420	459,900
Kabel BW Erste Beteiligungs GmbH, 7.50%, 3/15/19 (a)	1,040	1,066,000
News America, Inc., 6.15%, 3/01/37	4,200	4,292,001
Time Warner Cable, Inc., 6.75%, 6/15/39	4,050	4,402,087
Time Warner, Inc., 7.70%, 5/01/32	4,150	5,003,319
UPC Germany GmbH, 8.13%, 12/01/17 (a)	1,030	1,089,225
Virgin Media Secured Finance Plc, 6.50%, 1/15/18	2,675	2,929,125
		39,293,200
Metals & Mining — 2.0%
Alcoa, Inc., 5.40%, 4/15/21	2,455	2,492,728
Freeport-McMoRan Corp., 7.13%, 11/01/27	2,900	3,085,058
JMC Steel Group, 8.25%, 3/15/18 (a)	315	329,963
Novelis, Inc., 8.75%, 12/15/20	1,035	1,156,612
Teck Resources Ltd., 10.75%, 5/15/19	1,750	2,237,900
United States Steel Corp., 7.38%, 4/01/20	200	211,000
		9,513,261

See Notes to Financial Statements.
SEMI-ANNUAL REPORT	APRIL 30, 2011	23

BlackRock Credit Allocation Income Trust II, Inc. (PSY)
Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

	Par
Corporate Bonds	(000)	Value
Multi-Utilities — 1.5%
CenterPoint Energy, Inc.:
5.95%, 2/01/17	$ 3,150	$ 3,466,351
6.50%, 5/01/18	3,350	3,791,621
		7,257,972
Multiline Retail — 2.1%
Dollar General Corp., 10.63%, 7/15/15	3,275	3,504,250
JC Penney Co., Inc., 5.65%, 6/01/20	6,300	6,284,250
		9,788,500
Oil, Gas & Consumable Fuels — 7.7%
Anadarko Petroleum Corp.:
5.95%, 9/15/16	1,175	1,312,462
6.38%, 9/15/17	23	25,978
BP Capital Markets Plc:
3.88%, 3/10/15	1,500	1,573,267
3.20%, 3/11/16 (c)	1,875	1,890,227
Buckeye Partners LP, 4.88%, 2/01/21	1,000	1,017,369
Chesapeake Energy Corp., 6.13%, 2/15/21	3,445	3,556,962
Consol Energy, Inc., 6.38%, 3/01/21 (a)	835	839,175
Copano Energy LLC, 7.13%, 4/01/21	560	574,000
Denbury Resources, Inc., 6.38%, 8/15/21	575	592,250
Enbridge Energy Partners LP, 9.88%, 3/01/19	2,100	2,774,115
Energy XXI Gulf Coast, Inc., 7.75%, 6/15/19 (a)	1,025	1,048,063
Enterprise Products Operating LLC, 6.65%, 4/15/18	4,200	4,875,364
Forest Oil Corp., 7.25%, 6/15/19	445	462,800
Kinder Morgan Energy Partners LP, 6.85%, 2/15/20	4,200	4,892,458
Linn Energy LLC, 7.75%, 2/01/21 (a)	1,050	1,124,812
Marathon Petroleum Corp., 3.50%, 3/01/16 (a)	1,375	1,393,223
ONEOK Partners LP, 8.63%, 3/01/19	3,400	4,329,788
Oasis Petroleum, Inc., 7.25%, 2/01/19 (a)	380	383,800
Petrobras International Finance Co., 3.88%, 1/27/16	1,475	1,495,323
Range Resources Corp., 6.75%, 8/01/20	855	914,850
SM Energy Co., 6.63%, 2/15/19 (a)	480	495,600
SandRidge Energy, Inc., 7.50%, 3/15/21 (a)	720	757,800
		36,329,686
Paper & Forest Products — 2.5%
Georgia-Pacific LLC, 8.25%, 5/01/16 (a)	3,400	3,859,000
International Paper Co.:
7.50%, 8/15/21	3,325	3,968,746
7.30%, 11/15/39	3,400	3,882,399
		11,710,145
Pharmaceuticals — 5.6%
Bristol-Myers Squibb Co., 5.88%, 11/15/36 (c)	2,214	2,437,184
GlaxoSmithKline Capital, Inc., 6.38%, 5/15/38	7,250	8,294,102
Merck & Co., Inc.:
6.50%, 12/01/33 (c)	2,070	2,465,505
6.55%, 9/15/37	4,572	5,437,836
Pfizer, Inc., 7.20%, 3/15/39	6,250	7,892,781
		26,527,408
Real Estate Investment Trusts (REITs) — 1.8%
AvalonBay Communities, Inc., 6.10%, 3/15/20	3,400	3,840,422
ERP Operating LP, 5.75%, 6/15/17	3,405	3,814,084
HCP, Inc., 5.38%, 2/01/21	1,025	1,065,442
		8,719,948
Real Estate Management & Development — 0.1%
Realogy Corp., 7.88%, 2/15/19 (a)	670	676,700
Road & Rail — 1.6%
Asciano Finance Ltd., 5.00%, 4/07/18 (a)	900	915,717
Avis Budget Car Rental LLC, 8.25%, 1/15/19	650	690,625
Florida East Coast Railway Corp., 8.13%, 2/01/17 (a)	200	212,000
The Hertz Corp., 6.75%, 4/15/19 (a)	933	951,660
Norfolk Southern Corp., 6.00%, 3/15/2105	5,000	4,917,880
		7,687,882

	Par
Corporate Bonds	(000)	Value
Semiconductors & Semiconductor Equipment — 0.6%
Advanced Micro Devices, Inc., 7.75%, 8/01/20	$ 775	$ 807,938
KLA-Tencor Corp., 6.90%, 5/01/18	1,928	2,181,495
		2,989,433
Specialty Retail — 1.0%
AutoNation, Inc., 6.75%, 4/15/18	1,965	2,058,337
Best Buy Co., Inc., 5.50%, 3/15/21	1,300	1,307,756
Claire’s Escrow Corp., 8.88%, 3/15/19 (a)	530	515,425
Limted Brands, Inc., 7.00%, 5/01/20	980	1,038,800
		4,920,318
Tobacco — 1.3%
Altria Group, Inc., 10.20%, 2/06/39	4,400	6,441,164
Wireless Telecommunication Services — 2.4%
American Tower Corp., 4.50%, 1/15/18	1,925	1,902,212
Cricket Communications, Inc., 7.75%, 5/15/16	670	715,225
Crown Castle Towers LLC (a):
5.50%, 1/15/17	1,175	1,253,148
6.11%, 1/15/40	1,300	1,406,958
Intelsat Jackson Holdings SA (a):
7.25%, 4/01/19	190	193,206
7.25%, 4/01/21	620	629,300
Nextel Communications, Inc., Series E, 6.88%, 10/31/13	840	848,400
SBA Tower Trust, 5.10%, 4/15/42 (a)	4,225	4,330,625
		11,279,074
Total Corporate Bonds — 99.1%		470,000,749
Preferred Securities
Capital Trusts
Capital Markets — 4.4%
Ameriprise Financial, Inc., 7.52%, 6/01/66 (b)	2,500	2,678,125
State Street Capital Trust III, 8.25% (b)(d)	2,920	2,923,300
State Street Capital Trust IV, 1.31%, 6/01/67 (b)	18,235	15,268,767
		20,870,192
Commercial Banks — 7.2%
BNP Paribas, 7.20% (a)(b)(c)(d)	1,500	1,485,000
Bank One Capital III, 8.75%, 9/01/30	2,000	2,551,106
Barclays Bank Plc, 7.43% (a)(b)(c)(d)	650	674,700
Credit Agricole SA, 6.64% (a)(b)(c)(d)	1,475	1,360,392
Dresdner Funding Trust I, 8.15%, 6/30/31 (a)	2,240	2,195,200
HSBC Capital Funding LP/Jersey Channel Islands,
10.18% (a)(b)(d)	4,835	6,527,250
M&T Capital Trust II, 8.28%, 6/01/27	3,630	3,706,818
National City Preferred Capital Trust I, 12.00% (b)(d)	1,100	1,232,957
NationsBank Capital Trust III, 0.84%, 1/15/27 (b)	13,470	10,793,673
USB Capital XIII Trust, 6.63%, 12/15/39	3,500	3,737,055
		34,264,151
Diversified Financial Services — 1.9%
ING Capital Funding Trust III, 8.44% (b)(d)	1,800	1,737,029
JPMorgan Chase Capital XXIII, 1.31%, 5/15/77 (b)	8,775	7,377,520
		9,114,549
Electric Utilities — 0.7%
PPL Capital Funding, 6.70%, 3/30/67 (b)	3,000	2,981,250
Insurance — 8.7%
AXA SA, 6.38% (a)(b)(d)	3,000	2,763,750
Ace Capital Trust II, 9.70%, 4/01/30	2,500	3,262,525
The Allstate Corp., 6.50%, 5/15/67 (b)	5,000	5,162,500
American General Capital II, 8.50%, 7/01/30	100	113,000
Aon Corp., 8.21%, 1/01/27	2,500	2,825,267
Chubb Corp., 6.38%, 3/29/67 (b)(c)	2,000	2,140,000
Farmers Exchange Capital, 7.05%, 7/15/28 (a)	2,500	2,519,415
Liberty Mutual Group, Inc., 10.75%, 6/15/88 (a)(b)	2,925	3,978,000

See Notes to Financial Statements.
24	SEMI-ANNUAL REPORT	APRIL 30, 2011

BlackRock Credit Allocation Income Trust II, Inc. (PSY)
Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

	Par
Capital Trusts	(000)	Value
Insurance (concluded)
Lincoln National Corp., 7.00%, 5/17/66 (b)	$ 3,350	$ 3,463,230
MetLife, Inc., 6.40%, 12/15/66	3,325	3,325,120
Nationwide Life Global Funding I, 6.75%, 5/15/67	3,500	3,307,500
Principal Life Insurance Co., 8.00%, 3/01/44 (a)	2,500	2,743,693
Reinsurance Group of America, 6.75%, 12/15/65 (b)	3,000	2,956,101
Swiss Re Solutions Holding Corp., 7.75%, 6/15/30 (c)	2,000	2,340,700
ZFS Finance (USA) Trust IV, 5.88%, 5/09/32 (a)(b)	379	377,840
		41,278,641
Multi-Utilities — 1.4%
Dominion Resources Capital Trust I, 7.83%, 12/01/27	2,500	2,572,750
Dominion Resources, Inc., 7.50%, 6/30/66 (b)	3,900	4,134,000
		6,706,750
Oil, Gas & Consumable Fuels — 1.3%
Enterprise Products Operating LLC, 8.38%, 8/01/66 (b)	2,000	2,172,500
TransCanada PipeLines Ltd., 6.35%, 5/15/67 (b)	4,000	4,074,312
		6,246,812
Road & Rail — 0.8%
BNSF Funding Trust I, 6.61%, 12/15/55 (b)	3,750	3,895,312
Total Capital Trusts — 26.4%		125,357,657
Preferred Stocks	Shares
Auto Components — 0.1%
Dana Holding Corp., 4.00% (a)	4,000	624,500
Commercial Banks — 0.4%
SG Preferred Capital II, 6.30%	2,000	1,937,500
Thrifts & Mortgage Finance — 0.0%
Fannie Mae, 8.25% (f)	14,000	28,560
Freddie Mac, Series Z, 8.38% (f)	14,000	28,280
		56,840
Wireless Telecommunication Services — 0.6%
Centaur Funding Corp., 9.08%	2,423	2,721,332
Total Preferred Stocks — 1.1%		5,340,172
Trust Preferreds
Diversified Financial Services — 0.5%
GMAC Capital Trust I, Series 2, 8.13%, 2/15/40 (b)	2,335	2,424,924
Total Trust Preferreds — 0.5%		2,424,924
Total Preferred Securities — 28.0%		133,122,753
	Par
Taxable Municipal Bonds	(000)
Metropolitan Transportation Authority, RB,
Build America Bonds, 6.55%, 11/15/31	$ 3,450	3,617,083
State of California, GO, Build America Bonds,
7.35%, 11/01/39	870	965,396
Total Taxable Municipal Bonds — 1.0%		4,582,479
U.S. Treasury Obligations
U.S. Treasury Notes:
3.63%, 2/15/21	2,265	2,326,581
4.75%, 2/15/41	2,500	2,641,405
Total U.S. Treasury Obligations — 1.0%		4,967,986
Total Long-Term Investments
(Cost — $595,648,591) — 130.1%		617,237,333

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, TempFund,
Institutional Class, 0.10% (g)(h)	2,023,400	$ 2,023,400
Total Short-Term Securities
(Cost — $2,023,400) — 0.4%		2,023,400
Options Purchased	Contracts
Over-the-Counter Put Options — 0.1%
S&P 500 Index, Strike Price USD 1,250.00,
Expires 9/17/11, Broker Credit
Suisse International	118	292,640
Total Options Purchased
(Cost — $569,940) — 0.1%		292,640
Total Investments Before Options Written
(Cost — $598,241,931) — 130.6%		619,553,373
	Notional
	Amount
Options Written	(000)
Over-the-Counter Call Swaptions — (0.1)%
Pay a fixed rate of 4.03% and receive a floating rate
based on 3-month LIBOR, Expires 4/16/12,
Broker UBS AG	$ 7,700	(332,911)
Over-the-Counter Put Swaptions — 0.0%
Receive a fixed rate of 4.03% and pay a floating rate
based on 3-month LIBOR, Expires 4/16/12,
Broker UBS AG	7,700	(215,379)
Sold credit default protection on Dow Jones CDX
North America Investment Grade Series 16,
Strike Price $120.00, Expires 9/21/11,
Broker Credit Suisse International	148,000	(108,469)
		(323,848)
Total Options Written
(Premiums Received — $1,087,200) — (0.1)%		(656,759)
Total Investments, Net of Options Written
(Cost — $599,329,131*) — 130.5%		618,896,614
Liabilities in Excess of Other Assets — (30.5)%		(144,511,018)
Net Assets — 100.0%		$474,385,596

* The cost and unrealized appreciation (depreciation) of investments as of April 30,
2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$ 597,853,769
Gross unrealized appreciation	$ 26,189,295
Gross unrealized depreciation	(4,489,691)
Net unrealized appreciation	$ 21,699,604

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b) Variable rate security. Rate shown is as of report date.
(c) All or a portion of security has been pledged as collateral in connection with open reverse repurchase agreements.
(d) Security is perpetual in nature and has no stated maturity date.
(e) Represents a payment-in-kind security which may pay interest/dividends in additional par/shares.
(f) Non-income producing security.

See Notes to Financial Statements.
SEMI-ANNUAL REPORT	APRIL 30, 2011	25

BlackRock Credit Allocation Income Trust II, Inc. (PSY)
Schedule of Investments (continued)

(g) Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:

	Shares		Shares
	Held at		Held at
	October 31,	Net	April 30,
Affiliate	2010	Activity	2011	Income
BlackRock Liquidity
Funds, TempFund,
Institutional Class	1,483,567	539,833	2,023,400	$ 6,501

(h) Represents the current yield as of report date.

• For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management.
These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.
• Reverse repurchase agreements outstanding as of April 30, 2011 were as follows:

	Interest	Trade Maturity		Net Closing	Face
Counterparty	Rate	Date	Date	Amount	Amount
Credit Suisse
Securities
(USA) LLC	0.40%	11/02/01	3/05/15	$4,363,359	$ 4,359,000
Deutsche Bank
Securities Inc.	0.38%	11/02/03 12/01/37		2,041,895	2,040,000
UBS Securities LLC	0.38%	11/03/04	2/11/21	1,105,737	1,104,000
BNP Paribas
Securities	0.39%	11/01/05	3/10/15	1,538,915	1,537,000
Deutsche Bank
Securities, Inc.	0.40%	11/01/05	5/16/19	6,580,558	6,572,160
Credit Suisse
Securities
(USA) LLC	0.40%	11/02/07	3/15/20	3,431,199	3,428,000
Credit Suisse
Securities
(USA) LLC	0.20%	11/04/07	4/05/21	1,564,280	1,564,063
Credit Suisse
Securities
(USA) LLC	0.45%	11/03/09	1/28/14	1,558,904	1,557,853
UBS Securities LLC	0.38%	11/02/10 12/01/33		2,304,844	2,302,875
UBS Securities LLC	0.40%	11/02/10 2/15/20		1,727,043	1,725,490
UBS Securities LLC	0.38%	11/03/10	2/01/41	4,229,865	4,227,500
Warburg Pincus	0.38%	2/16/11	3/15/39	7,055,620	7,051,250
Deutsche Bank
Securities Inc.	0.40%	3/03/11	12/15/15	980,528	979,875
Barclays
Capital Inc.	0.40%	3/04/11	9/16/15	2,197,867	2,196,500
Barclays
Capital Inc.	0.40%	3/04/11	2/16/21	1,309,814	1,309,000
Barclays
Capital Inc.	0.40%	3/04/11	3/29/47	2,121,319	2,120,000
Deutsche Bank
Securities Inc.	0.40%	3/29/11	12/01/37	1,484,561	1,484,000
Barclays
Capital Inc.	0.35%	4/14/11	10/29/49	1,510,296	1,510,031
Barclays
Capital Inc.	0.35%	4/14/11	12/31/49	1,318,512	1,318,281
Deutsche Bank
Securities Inc.	0.38%	4/18/11	4/15/21	2,743,530	2,743,125
Deutsche Bank
Securities Inc.	0.35%	4/21/11	12/31/49	1,365,146	1,365,000
UBS Securities LLC	0.38%	4/21/11	4/15/38	3,544,161	3,543,750
Deutsche Bank
Securities Inc.	0.40%	4/25/11	1/21/16	927,385	927,313

• Reverse repurchase agreements outstanding as of April 30, 2011 were as follows
(concluded):

	Interest	Trade Maturity		Net Closing	Face
Counterparty	Rate	Date	Date	Amount	Amount
Deutsche Bank
Securities Inc.	0.35%	4/28/11	3/17/16	$2,040,079	$ 2,040,000
Deutsche Bank
Securities Inc.	0.35%	4/28/11	9/30/20	4,485,174	4,485,000
UBS Securities LLC	0.38%	11/02/11	2/15/20	3,598,536	3,595,500
UBS Securities LLC	0.38%	11/02/11	1/25/21	3,757,655	3,754,485
UBS Securities LLC	0.38%	11/02/11	2/11/21	3,299,936	3,298,200
Credit Suisse
Securities
(USA) LLC	0.35%	11/04/11	7/15/16	2,878,588	2,878,000
Credit Suisse
Securities
(USA) LLC	0.35%	11/04/11	9/13/16	970,198	970,000
Credit Suisse
Securities
(USA) LLC	0.40%	11/01/12 12/31/49		6,039,035	6,031,662
UBS Securities LLC	0.38%	11/01/12	5/15/38	8,111,282	8,101,875
Credit Suisse
Securities
(USA) LLC	0.35%	11/04/12	5/23/17	600,023	599,906
Credit Suisse
Securities
(USA) LLC	0.35%	11/04/12 11/15/36		2,283,631	2,283,187
Credit Suisse
Securities
(USA) LLC	0.35%	11/04/12	9/29/49	649,314	649,187
Credit Suisse
Securities
(USA) LLC	0.35%	11/04/13	4/07/21	2,023,499	2,023,125
UBS Securities LLC	0.40%	11/04/13 10/15/20		9,460,097	9,458,100
UBS Securities LLC	0.38%	11/02/16	3/15/39	703,120	698,750
UBS Securities LLC	0.38%	11/02/17	6/15/30	2,105,643	2,104,000
UBS Securities LLC	0.38%	11/03/17	3/17/16	2,836,377	2,835,000
UBS Securities LLC	0.38%	11/02/23	2/23/16	4,185,902	4,182,900
UBS Securities LLC	0.38%	11/01/26	9/01/35	2,402,432	2,400,000
UBS Securities LLC	0.38%	11/01/26	9/15/37	5,286,011	5,280,660
UBS Securities LLC	0.38%	11/01/27	9/01/20	4,481,239	4,476,750
UBS Securities LLC	0.38%	11/01/27 12/15/37		3,811,819	3,808,000
UBS Securities LLC	0.38%	11/01/27	1/15/38	3,923,931	3,920,000
UBS Securities LLC	0.38%	11/01/27	2/15/38	3,799,056	3,795,250
UBS Securities LLC	0.38%	11/01/27	4/01/39	4,703,900	4,699,188
UBS Securities LLC	0.38%	11/01/27	3/30/40	3,846,603	3,842,750
UBS Securities LLC	0.37%	11/03/28	3/28/14	3,477,876	3,476,625
UBS Securities LLC	0.37%	11/03/31	3/11/16	1,806,219	1,805,625
Total			$154,572,513 $154,459,791

• Foreign currency exchange contracts as of April 30, 2011 were as follows:

Currency	Currency		Settlement	Unrealized
Purchased	Sold	Counterparty	Date	Appreciation
EUR 472,000	USD 686,128	UBS AG	7/27/11	$ 11,307

• Financial futures contracts purchased as of April 30, 2011 were as follows:

				Notional Unrealized
Contracts Issue		Exchange	Expiration	Value Appreciation
212	2-Year U.S.	Chicago Board	June
	Treasury Note	of Trade	2011	$46,232,966 $ 221,534

See Notes to Financial Statements.
26	SEMI-ANNUAL REPORT	APRIL 30, 2011

BlackRock Credit Allocation Income Trust II, Inc. (PSY)
Schedule of Investments (concluded)

• Financial futures contracts sold as of April 30, 2011 were as follows:

				Notional	Unrealized
Contracts Issue		Exchange	Expiration	Value	Depreciation
237	5-Year U.S.	Chicago Board	June
	Treasury Note	of Trade	2011	$27,823,308 $ (253,786)
328	10-Year U.S.	Chicago Board	June
	Treasury Note	of Trade	2011	38,900,454	(833,671)
128	Long-Term U.S.	Chicago Board	June
	Treasury Bond	of Trade	2011	15,318,757	(345,243)
97	Ultra U.S.	Chicago Board	June
	Treasury Bond	of Trade	2011	11,954,329	(255,546)
Total					$(1,688,246)

• Credit default swaps on single-name issuer — sold protection outstanding as of
April 30, 2011 were as follows:

	Receive			Issuer	Notional
	Fixed	Counter-		Credit	Amount	Unrealized
Issuer	Rate	party	Expiration	Rating[1]	(000)[2]	Appreciation
MetLife, Inc.	1.00%	Deutsche
		Bank AG	3/20/18	A–	USD 900	$ 23,446

1 Using S&P’s rating of the underlying securities.
2 The maximum potential amount the Fund may pay should a negative event take place as defined under the terms of agreement.

• Credit default swaps on traded indexes — sold protection outstanding as of April 30,
2011 were as follows:

	Receive				Notional
	Fixed	Counter-		Credit	Amount	Unrealized
Index	Rate	party	Expiration	Rating[3]	(000)[4]	Appreciation
iTraxx-Europe
Sub
Financial
Index		Deutsche
Series 15	1.00%	Bank AG	6/20/16	A	EUR 8,100	$ 11,272

3 Using S&P’s rating of the underlying securities.
4 The maximum potential amount the Fund may pay should a negative event take place as defined under the terms of agreement.

• Interest rate swaps outstanding as of April 30, 2011 were as follows:

				Notional
Fixed	Floating	Counter-	Expiration	Amount		Unrealized
Rate	Rate	party	Date	(000)		Depreciation
0.98%(a)	3-month
	LIBOR	Citibank NA	3/30/13	USD	59,200	$ (272,191)
4.34%(a)	3-month
	LIBOR	Citibank NA	4/14/41	USD	1,700	(50,922)
4.38%(a)	3-month	Goldman Sachs
	LIBOR	International	4/14/41	USD	2,400	(86,978)
4.35%(a)	3-month
	LIBOR	Deutsche Bank AG	4/15/41	USD	3,000	(96,469)
Total						$ (506,560)
(a)Pays a fixed interest rate and receives floating rate.

• Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are summarized in three broad levels for financial statement purposes as follows:
• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities
• Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
• Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the
Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to Note 1 of the
Notes to Financial Statements.

The following tables summarize the inputs used as of April 30, 2011 in determining the fair valuation of the Fund’s investments and derivative financial instruments:

	Investments in Securities
Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term
Investments:
Asset-Back
Securities	—	$ 2,350,616	$ 2,212,750	$ 4,563,366
Corporate
Bonds	—	470,000,749	—	470,000,749
Preferred
Securities	$2,481,764	130,640,989	—	133,122,753
Taxable
Municipal
Bonds	—	4,582,479	—	4,582,479
U.S Treasury
Obligations	—	4,967,986	—	4,967,986
Short-Term
Securities	2,023,400	—	—	2,023,400
Total	$4,505,164	$612,542,819	$ 2,212,750	$619,260,733

Derivative Financial Instruments[1]

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Interest rate
contracts	$ 221,534	—	—	$ 221,534
Credit
contracts	—	$ 34,718	—	34,718
Equity
contracts	—	292,640	—	292,640
Foreign
currency
exchange
contracts	—	11,307	—	11,307
Liabilities:
Interest rate
contracts	(1,688,246) (1,054,850)		—	(2,743,096)
Credit
contracts	—	—	$ (108,469)	(108,469)
Total	$ (1,466,712)	$ (716,185)	$ (108,469)	$ (2,291,366)

1 Derivative financial instruments are swaps, financial futures contracts, foreign currency exchange contracts and options. Financial futures contracts, foreign currency exchange contracts and swaps are valued at the unrealized appreciation/depreciation on the instrument and options are shown at value.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2011	27

BlackRock Credit Allocation Income Trust III (BPP)
Schedule of Investments April 30, 2011 (Unaudited)
(Percentages shown are based on Net Assets)

	Par
Asset-Backed Securities	(000)	Value
Atrium CDO Corp., Series 5A, Class A4,
2.83%, 7/20/20 (a)(b)	$ 1,300	$ 1,085,500
Total Asset-Backed Securities — 0.5%		1,085,500
Corporate Bonds
Aerospace & Defense — 1.7%
BE Aerospace, Inc., 8.50%, 7/01/18	1,215	1,354,725
Bombardier, Inc., 7.75%, 3/15/20 (a)	1,405	1,564,819
Huntington Ingalls Industries, Inc. (a):
6.88%, 3/15/18	180	189,450
7.13%, 3/15/21	190	199,975
Kratos Defense & Security Solutions, Inc.,
10.00%, 6/01/17 (a)	570	625,575
		3,934,544
Airlines — 0.9%
American Airlines Pass-Through Trust, Series 2011-1,
Class A, 5.25%, 7/31/22	640	620,800
Continental Airlines Pass-Through Certificates,
Series 2009-2, Class B, 9.25%, 5/10/17	736	776,630
Delta Air Lines, Inc., Series 02G1, 6.72%, 7/02/24	588	595,444
		1,992,874
Auto Components — 0.6%
Icahn Enterprises LP:
7.75%, 1/15/16	420	432,600
8.00%, 1/15/18	1,000	1,032,500
		1,465,100
Beverages — 0.5%
Constellation Brands, Inc., 7.25%, 5/15/17	955	1,040,950
Building Products — 0.3%
Building Materials Corp. of America (a):
7.00%, 2/15/20	180	187,650
6.75%, 5/01/21	570	577,837
		765,487
Capital Markets — 2.4%
Ameriprise Financial, Inc., 5.30%, 3/15/20	1,500	1,621,548
The Goldman Sachs Group, Inc., 6.25%, 2/01/41 (c)	2,150	2,205,724
Macquarie Bank Ltd., 6.63%, 4/07/21 (a)	975	1,009,184
UBS AG, 2.25%, 1/28/14 (c)	775	784,570
		5,621,026
Chemicals — 0.4%
CF Industries, Inc., 7.13%, 5/01/20	525	601,125
Omnova Solutions, Inc., 7.88%, 11/01/18 (a)	355	363,875
		965,000
Commercial Banks — 7.9%
Amsouth Bank, 4.85%, 4/01/13	525	534,814
Associated Banc-Corp., 5.13%, 3/28/16	1,070	1,090,306
BNP Paribas, 3.60%, 2/23/16	2,100	2,135,345
Branch Banking & Trust Co. (b):
1.00%, 9/13/16	550	530,400
1.00%, 5/23/17	325	304,663
CIT Group, Inc., 6.63%, 4/01/18 (a)	782	839,996
Credit Agricole SA, 8.38% (a)(b)(c)(d)	725	792,063
Discover Bank, 8.70%, 11/18/19	550	676,325
Fifth Third Bamcorp, 3.63%, 1/25/16	1,350	1,369,687
HSBC Holdings Plc, 5.10%, 4/05/21 (c)	2,700	2,778,956
KeyCorp, 5.10%, 3/24/21	390	399,445
Lloyds TSB Bank Plc, 4.88%, 1/21/16	475	498,600
RESPARCS Funding LP I, 8.00% (d)(e)(f)	4,000	2,380,000
Regions Financial Corp.:
4.88%, 4/26/13	1,225	1,247,208
5.75%, 6/15/15	850	875,500

	Par
Corporate Bonds	(000)	Value
Commercial Banks (concluded)
Societe Generale, 5.20%, 4/15/21 (a)(c)	$ 1,375	$ 1,386,969
SunTrust Banks, Inc., 3.60%, 4/15/16	400	405,157
		18,245,434
Commercial Services & Supplies — 3.8%
Aviation Capital Group Corp. (a):
7.13%, 10/15/20	4,500	4,665,319
6.75%, 4/06/21	1,125	1,133,809
Casella Waste Systems, Inc., 7.75%, 2/15/19 (a)	296	302,660
Clean Harbors, Inc., 7.63%, 8/15/16	630	674,100
Corrections Corp. of America, 7.75%, 6/01/17	1,600	1,752,000
Mobile Mini, Inc., 7.88%, 12/01/20 (a)	135	143,438
		8,671,326
Communications Equipment — 1.2%
Avaya, Inc.:
9.75%, 11/01/15	400	413,000
7.00%, 4/01/19 (a)	225	222,750
Brocade Communications Systems, Inc., 6.88%, 1/15/20	1,450	1,576,875
CC Holdings GS V LLC, 7.75%, 5/01/17 (a)	440	486,200
		2,698,825
Construction Materials — 0.2%
Inversiones CMPC SA, 4.75%, 1/19/18 (a)	400	394,667
Consumer Finance — 5.6%
American Express Credit Corp., 2.75%, 9/15/15 (c)	2,900	2,890,827
Capital One Bank USA NA, 8.80%, 7/15/19	1,625	2,081,121
Ford Motor Credit Co. LLC, 7.00%, 4/15/15	300	329,487
Inmarsat Finance Plc, 7.38%, 12/01/17 (a)	1,020	1,078,650
SLM Corp., 6.25%, 1/25/16	6,275	6,653,659
		13,033,744
Containers & Packaging — 1.3%
Ball Corp.:
7.13%, 9/01/16	850	926,500
6.75%, 9/15/20	1,070	1,126,175
Crown Americas LLC, 6.25%, 2/01/21 (a)	400	411,000
Owens-Brockway Glass Container, Inc., 6.75%, 12/01/14	270	275,737
Rock-Tenn Co., 9.25%, 3/15/16	150	163,500
		2,902,912
Diversified Financial Services — 4.3%
Ally Financial, Inc.:
4.50%, 2/11/14	400	404,000
8.30%, 2/12/15	780	877,500
8.00%, 11/01/31	1,060	1,195,150
Bank of America Corp., 3.63%, 3/17/16 (c)	2,450	2,462,444
Citigroup, Inc., 4.59%, 12/15/15	475	502,673
General Electric Capital Corp., 5.30%, 2/11/21 (c)	2,225	2,308,736
Moody’s Corp., 6.06%, 9/07/17	1,500	1,545,088
Reynolds Group Issuer, Inc. (a):
6.88%, 2/15/21	320	330,000
8.25%, 2/15/21	390	396,337
		10,021,928
Diversified Telecommunication Services — 5.1%
AT&T, Inc., 6.30%, 1/15/38 (c)	2,000	2,109,722
Level 3 Financing, Inc.:
8.75%, 2/15/17	870	900,450
10.00%, 2/01/18	280	302,400
9.38%, 4/01/19 (a)	430	456,875
Qwest Corp., 8.38%, 5/01/16	1,360	1,615,000
Telecom Italia Capital SA, 6.18%, 6/18/14	500	545,320
Telefonica Emisiones SAU, 5.46%, 2/16/21	660	685,020
Verizon Communications, Inc. (c):
1.95%, 3/28/14	1,775	1,790,258
7.35%, 4/01/39	1,950	2,334,809
Windstream Corp., 7.88%, 11/01/17	900	972,000
		11,711,854

See Notes to Financial Statements.
28	SEMI-ANNUAL REPORT	APRIL 30, 2011

BlackRock Credit Allocation Income Trust III (BPP)
Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

	Par
Corporate Bonds	(000)	Value
Electric Utilities — 1.0%
Progress Energy, Inc., 7.00%, 10/30/31	$ 2,000	$ 2,333,594
Electronic Equipment, Instruments
& Components — 0.8%
Jabil Circuit, Inc., 8.25%, 3/15/18	400	459,000
NXP BV, 3.05%, 10/15/13 (b)	1,450	1,442,750
		1,901,750
Energy Equipment & Services — 0.9%
Ensco Plc, 4.70%, 3/15/21	960	969,238
Frac Tech Services LLC, 7.13%, 11/15/18 (a)	185	197,025
Key Energy Service, Inc., 6.75%, 3/01/21	360	369,900
MEG Energy Corp., 6.50%, 3/15/21 (a)	465	477,206
		2,013,369
Food & Staples Retailing — 2.0%
CVS Caremark Corp., 6.30%, 6/01/62 (b)	1,650	1,633,500
Wal-Mart Stores, Inc.:
5.25%, 9/01/35	1,850	1,835,381
6.20%, 4/15/38 (c)	1,075	1,188,157
		4,657,038
Food Products — 1.0%
Blue Merger Sub, Inc., 7.63%, 2/15/19 (a)	210	214,987
Kraft Foods, Inc.:
6.50%, 8/11/17	800	927,926
6.13%, 8/23/18	800	907,174
Smithfield Foods, Inc., 10.00%, 7/15/14	187	221,595
		2,271,682
Gas Utilities — 0.1%
Targa Resources Partners LP, 6.88%, 2/01/21 (a)	240	238,800
Health Care Equipment & Supplies — 1.5%
Boston Scientific Corp.:
4.50%, 1/15/15	106	111,180
6.40%, 6/15/16	92	103,065
5.13%, 1/12/17	375	394,515
7.38%, 1/15/40	1,425	1,648,042
Fresenius US Finance II, Inc., 9.00%, 7/15/15 (a)	1,000	1,146,250
		3,403,052
Health Care Providers & Services — 3.3%
Aetna, Inc., 6.75%, 12/15/37	1,725	1,963,925
Aviv Healthcare Properties LP, 7.75%, 2/15/19 (a)	220	232,100
HCA, Inc.:
8.50%, 4/15/19	240	266,400
7.25%, 9/15/20	1,645	1,768,375
Tenet Healthcare Corp.:
10.00%, 5/01/18	745	864,200
8.88%, 7/01/19	550	621,500
UnitedHealth Group, Inc., 6.88%, 2/15/38	1,725	1,983,134
		7,699,634
Household Durables — 0.3%
Cemex Espana Luxembourg, 9.25%, 5/12/20 (a)	723	739,268
IT Services — 0.5%
First Data Corp. (a):
7.38%, 6/15/19	355	361,656
8.25%, 1/15/21	90	89,550
12.63%, 1/15/21	580	635,825
		1,087,031
Independent Power Producers & Energy Traders — 0.7%
AES Corp., 9.75%, 4/15/16	480	555,600
Energy Future Intermediate Holding Co. LLC,
10.00%, 12/01/20	720	774,058
NRG Energy, Inc., 8.25%, 9/01/20	240	252,600
		1,582,258

	Par
Corporate Bonds	(000)	Value
Insurance — 3.8%
American International Group, Inc., 6.40%, 12/15/20 $	810	$ 886,155
Dai-ichi Life Insurance Co., Ltd., 7.25% (a)(b)(d)	337	338,486
Forethough Financial Group, 8.63%, 4/15/21 (a)	525	528,976
Genworth Financial, Inc., 7.63%, 9/24/21	480	492,993
Lincoln National Corp., 6.25%, 2/15/20	1,725	1,937,309
Northwestern Mutual Life Insurance,
6.06%, 3/30/40 (a)(c)	1,800	1,935,072
Principal Financial Group, Inc., 8.88%, 5/15/19	475	608,206
Prudential Financial, Inc., 6.63%, 12/01/37	1,725	1,924,134
		8,651,331
Life Sciences Tools & Services — 1.8%
Bio-Rad Laboratories, Inc., 8.00%, 9/15/16	1,830	2,035,875
Life Technologies Corp., 6.00%, 3/01/20	2,000	2,190,438
		4,226,313
Machinery — 1.3%
AGY Holding Corp., 11.00%, 11/15/14	390	379,275
Ingersoll-Rand Global Holding Co., Ltd., 9.50%, 4/15/14	1,725	2,077,112
Navistar International Corp., 8.25%, 11/01/21	475	529,625
		2,986,012
Media — 8.7%
CMP Susquehanna Corp., 3.44%, 5/15/14 (a)(f)	9	6,787
CSC Holdings LLC:
8.50%, 6/15/15	800	873,000
8.63%, 2/15/19	580	668,450
Comcast Corp., 6.30%, 11/15/17	1,725	1,983,602
Cox Communications, Inc., 8.38%, 3/01/39 (a)	1,725	2,278,658
DISH DBS Corp., 7.00%, 10/01/13	850	918,000
DirectTV Holdings LLC, 5.00%, 3/01/21	1,250	1,282,424
Gannett Co., Inc., 9.38%, 11/15/17	900	1,012,500
Intelsat Bermuda Ltd. (g):
11.50%, 2/04/17 (a)	130	142,350
11.50%, 2/04/17	200	219,000
Kabel BW Erste Beteiligungs GmbH, 7.50%, 3/15/19 (a)	500	512,500
The New York Times Co., 6.63%, 12/15/16	1,725	1,746,562
News America, Inc., 6.15%, 3/01/37	2,000	2,043,810
Time Warner Cable, Inc., 6.75%, 6/15/39	1,950	2,119,523
Time Warner, Inc., 7.70%, 5/01/32	2,000	2,411,238
UPC Germany GmbH, 8.13%, 12/01/17 (a)	505	534,037
Virgin Media Secured Finance Plc, 6.50%, 1/15/18	1,300	1,423,500
		20,175,941
Metals & Mining — 2.0%
Alcoa, Inc., 5.40%, 4/15/21	1,190	1,208,288
Freeport-McMoRan Corp., 7.13%, 11/01/27	1,400	1,489,338
JMC Steel Group, 8.25%, 3/15/18 (a)	150	157,125
Novelis, Inc., 8.75%, 12/15/20	500	558,750
Teck Resources Ltd., 10.75%, 5/15/19	850	1,086,980
United States Steel Corp., 7.38%, 4/01/20	95	100,225
		4,600,706
Multi-Utilities — 1.5%
CenterPoint Energy, Inc.:
5.95%, 2/01/17	1,500	1,650,644
6.50%, 5/01/18	1,600	1,810,923
		3,461,567
Multiline Retail — 1.3%
Dollar General Corp., 10.63%, 7/15/15	1,550	1,658,500
JC Penney Co., Inc., 5.65%, 6/01/20	1,400	1,396,500
		3,055,000
Oil, Gas & Consumable Fuels — 7.6%
Anadarko Petroleum Corp.:
5.95%, 9/15/16	497	555,144
6.38%, 9/15/17	12	13,554

See Notes to Financial Statements.
SEMI-ANNUAL REPORT	APRIL 30, 2011	29

BlackRock Credit Allocation Income Trust III (BPP)
Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

	Par
Corporate Bonds	(000)	Value
Oil, Gas & Consumable Fuels (concluded)
BP Capital Markets Plc:
3.88%, 3/10/15	$ 700	$ 734,191
3.20%, 3/11/16	925	932,512
Buckeye Partners LP, 4.88%, 2/01/21	475	483,250
Chesapeake Energy Corp., 6.13%, 2/15/21	1,690	1,744,925
Consol Energy, Inc., 6.38%, 3/01/21 (a)	410	412,050
Copano Energy LLC, 7.13%, 4/01/21	270	276,750
Denbury Resources, Inc., 6.38%, 8/15/21	280	288,400
Enbridge Energy Partners LP, 9.88%, 3/01/19	1,000	1,321,007
Energy XXI Gulf Coast, Inc., 7.75%, 6/15/19 (a)	500	511,250
Enterprise Products Operating LLC, 6.65%, 4/15/18	2,000	2,321,602
Forest Oil Corp., 7.25%, 6/15/19	215	223,600
Kinder Morgan Energy Partners LP, 6.85%, 2/15/20	2,000	2,329,742
Linn Energy LLC, 7.75%, 2/01/21 (a)	510	546,337
Marathon Petroleum Corp., 3.50%, 3/01/16 (a)	650	658,614
ONEOK Partners LP, 8.63%, 3/01/19	1,725	2,196,731
Oasis Petroleum, Inc., 7.25%, 2/01/19 (a)	185	186,850
Petrobras International Finance Co., 3.88%, 1/27/16	700	709,645
Range Resources Corp., 6.75%, 8/01/20	415	444,050
SM Energy Co., 6.63%, 2/15/19 (a)	235	242,637
SandRidge Energy, Inc., 7.50%, 3/15/21 (a)	350	368,375
		17,501,216
Paper & Forest Products — 3.0%
Georgia-Pacific LLC, 8.25%, 5/01/16 (a)	1,635	1,855,725
International Paper Co.:
7.50%, 8/15/21	1,625	1,939,613
8.70%, 6/15/38	900	1,170,386
7.30%, 11/15/39	1,725	1,969,747
		6,935,471
Pharmaceuticals — 5.0%
Bristol-Myers Squibb Co., 5.88%, 11/15/36 (c)	883	972,012
GlaxoSmithKline Capital, Inc., 6.38%, 5/15/38	3,460	3,958,287
Merck & Co., Inc. (c):
6.50%, 12/01/33	990	1,179,154
6.55%, 9/15/37	1,979	2,353,779
Pfizer, Inc., 7.20%, 3/15/39	2,500	3,157,113
		11,620,345
Professional Services — 0.0%
FTI Consulting, Inc., 7.75%, 10/01/16	100	105,000
Real Estate Investment Trusts (REITs) — 1.9%
AvalonBay Communities, Inc., 6.10%, 3/15/20	1,725	1,948,450
ERP Operating LP, 5.75%, 6/15/17	1,715	1,921,043
HCP, Inc., 5.38%, 2/01/21	500	519,728
		4,389,221
Road & Rail — 1.7%
Asciano Finance Ltd., 5.00%, 4/07/18 (a)	425	432,422
Avis Budget Car Rental LLC, 8.25%, 1/15/19	314	333,625
Florida East Coast Railway Corp., 8.13%, 2/01/17 (a)	80	84,800
The Hertz Corp., 6.75%, 4/15/19 (a)	518	528,360
Norfolk Southern Corp., 6.00%, 3/15/2105 (c)	2,500	2,458,940
		3,838,147
Semiconductors & Semiconductor Equipment — 0.6%
Advanced Micro Devices, Inc., 7.75%, 8/01/20	400	417,000
KLA-Tencor Corp., 6.90%, 5/01/18	918	1,038,700
		1,455,700
Specialty Retail — 0.9%
AutoNation, Inc., 6.75%, 4/15/18	940	984,650
Best Buy Co., Inc., 5.50%, 3/15/21	650	653,878
Limited Brands, Inc., 7.00%, 5/01/20	470	498,200
		2,136,728

	Par
Corporate Bonds	(000)	Value
Tobacco — 1.4%
Altria Group, Inc., 10.20%, 2/06/39	$ 2,150	$ 3,147,387
Wireless Telecommunication Services — 2.6%
American Tower Corp., 4.50%, 1/15/18	925	914,050
Cricket Communications, Inc., 7.75%, 5/15/16	325	346,937
Crown Castle Towers LLC (a):
5.50%, 1/15/17	575	613,243
6.11%, 1/15/40	625	676,422
Intelsat Jackson Holdings SA (a):
7.25%, 4/01/19	150	152,531
7.25%, 4/01/21	300	304,500
Nextel Communications, Inc., Series E,
6.88%, 10/31/13	395	398,950
SBA Tower Trust, 5.10%, 4/15/42 (a)	2,500	2,562,500
		5,969,133
Total Corporate Bonds — 93.4%		215,648,365
Preferred Securities
Capital Trusts
Capital Markets — 4.1%
State Street Capital Trust III, 8.25% (b)(d)	1,385	1,386,565
State Street Capital Trust IV, 1.31%, 6/01/67 (b)	9,675	8,101,197
		9,487,762
Commercial Banks — 7.1%
ABN AMRO North America Holding Preferred Capital
Repackaging Trust I, 6.52% (a)(b)(d)	1,650	1,567,500
BNP Paribas, 7.20% (a)(b)(d)	700	693,000
Barclays Bank Plc (a)(b)(d):
5.93%, 9/29/49	1,700	1,623,500
7.43%, 12/15/49	325	337,350
CBA Capital Trust I, 5.81% (a)(c)(d)	2,000	2,052,500
Credit Agricole SA, 6.64% (a)(b)(c)(d)	725	668,668
Dresdner Funding Trust I, 8.15%, 6/30/31 (a)	1,095	1,073,100
FCB/NC Capital Trust I, 8.05%, 3/01/28	1,100	1,101,109
NBP Capital Trust III, 7.38% (d)	2,000	1,850,000
National City Preferred Capital Trust I, 12.00% (b)(d)	600	672,522
USB Capital XIII Trust, 6.63%, 12/15/39	1,725	1,841,834
Westpac Capital Trust IV, 5.26% (a)(b)(d)	3,000	2,917,500
		16,398,583
Diversified Financial Services — 5.3%
ING Capital Funding Trust III, 8.44% (b)(d)	850	820,264
JPMorgan Chase Capital XXI, Series U,
1.24%, 1/15/87 (b)	7,125	6,107,913
JPMorgan Chase Capital XXIII, 1.31%, 5/15/77 (b)	6,190	5,204,199
		12,132,376
Electric Utilities — 0.4%
PPL Capital Funding, 6.70%, 3/30/67 (b)	900	894,374
Insurance — 3.6%
AXA SA, 6.38% (a)(b)(d)	900	829,125
The Allstate Corp., 6.50%, 5/15/67 (b)	900	929,250
American General Capital II, 8.50%, 7/01/30	100	113,000
Chubb Corp., 6.38%, 3/29/67 (b)	900	963,000
Liberty Mutual Group, Inc., 10.75%, 6/15/88 (a)(b)	900	1,224,000
Lincoln National Corp., 7.00%, 5/17/66 (b)	900	930,420
MetLife, Inc., 6.40%, 12/15/66	900	900,032
Reinsurance Group of America, 6.75%, 12/15/65 (b)	1,300	1,280,977
Swiss Re Capital I LP, 6.85% (a)(b)(d)	1,000	993,766
ZFS Finance (USA) Trust IV, 5.88%, 5/09/32 (a)(b)	190	189,419
		8,352,989

See Notes to Financial Statements.
30	SEMI-ANNUAL REPORT	APRIL 30, 2011

BlackRock Credit Allocation Income Trust III (BPP)
Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

	Par
Capital Trusts	(000)	Value
Oil, Gas & Consumable Fuels — 0.4%
TransCanada PipeLines Ltd., 6.35%, 5/15/67 (b)	$ 900	$ 916,720
Total Capital Trusts — 20.9%		48,182,805
Preferred Stocks	Shares
Commercial Banks — 0.4%
SG Preferred Capital II, 6.30%	1,000	968,750
Insurance — 2.4%
Prudential Plc, 6.50% (d)	6,000,000	5,640,000
Media — 0.0%
CMP Susquehanna Radio Holdings Corp.,
6.30% (a)(b)(d)	2,052	21
Total Preferred Stocks — 2.8%		6,608,771
Trust Preferreds
Diversified Financial Services — 0.5%
GMAC Capital Trust I, Series 2, 8.13%, 2/15/40 (b)	1,061	1,101,483
Total Trust Preferreds — 0.5%		1,101,483
Total Preferred Securities — 24.2%		55,893,058
	Par
Taxable Municipal Bonds	(000)
Metropolitan Transportation Authority, RB,
Build America Bonds, 6.55%, 11/15/31	$ 1,675	1,756,121
State of California, GO, Build America Bonds,
7.35%, 11/01/39	425	471,601
Total Taxable Municipal Bonds — 0.9%		2,227,722
U.S. Treasury Obligations
U.S. Treasury Notes (c):
3.63%, 2/15/21	1,090	1,119,635
4.75%, 2/15/41	1,200	1,267,875
Total U.S. Treasury Obligations — 1.0%		2,387,510
Warrants (h)	Shares
Media — 0.0%
CMP Susquehanna Radio Holdings Corp.
(Expires 3/26/19) (a)	2,345	—
Total Warrants — 0.0%		—
Total Long-Term Investments
(Cost — $268,777,557) — 120.0%		277,242,155

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, TempFund,
Institutional Class, 0.10% (i)(j)	1,547,481	$ 1,547,481
Total Short-Term Securities
(Cost — $1,547,481) —0.7%		1,547,481
Options Purchased	Contracts
Over-the-Counter Dual Binary Options — 0.0%
Receive 1.00% of notional amount at expiration date
if 30 year swap is below or at 4.30% and 5 year
swap is above or at 2.38% based on ISDAFIX,
Expires 6/23/11, Broker Goldman Sachs Bank USA	22,700,000	29,692
Over-the-Counter Put Options — 0.1%
S&P 500 Index, Strike Price USD 1,250.00,
Expires 9/17/11, Broker Credit Suisse International	58	143,840
	Notional
	Amount
	(000)
Over-the-Counter Put Swaptions — 0.0%
Pay a fixed rate of 2.85% and receive a floating rate
based on 3-month LIBOR, Expires 6/24/11,
Broker Citibank NA	$ 3,700	2,564
Total Options Purchased
(Cost — $339,793) — 0.1%		176,096
Total Investments Before Options Written
(Cost — $270,664,831) — 120.8%		278,965,732
Options Written
Over-the-Counter Call Swaptions — (0.2)%
Pay a fixed rate of 4.03% and receive a floating rate
based on 3-month LIBOR, Expires 4/16/12,
Broker UBS AG	3,700	(159,970)
Pay a fixed rate of 4.75% and receive a floating rate
based on 3-month LIBOR, Expires 3/24/14,
Broker Citibank NA	5,000	(314,738)
		(474,708)
Over-the-Counter Put Swaptions — (0.2)%
Receive a fixed rate of 4.03% and pay a floating rate
based on 3-month LIBOR, Expires 4/16/12,
Broker UBS AG	3,700	(103,493)
Receive a fixed rate of 4.75% and pay a floating rate
based on 3-month LIBOR, Expires 3/24/14,
Broker Citibank NA	5,000	(261,611)
Sold credit default protection on Dow Jones CDX
North America Investment Grade Series 16,
Strike Price $120.00, Expires 9/21/11,
Broker Credit Suisse International	72,000	(52,769)
		(417,873)
Total Options Written
(Premiums Received — $1,110,600) — (0.4)%		(892,581)
Total Investments, Net of Options Written
(Cost — $271,775,431*) — 120.4%		278,073,151
Liabilities in Excess of Other Assets — (20.4)%		(47,165,129)
Net Assets — 100.0%		$ 230,908,022

See Notes to Financial Statements.
SEMI-ANNUAL REPORT	APRIL 30, 2011	31

BlackRock Credit Allocation Income Trust III (BPP)
Schedule of Investments (continued)

* The cost and unrealized appreciation (depreciation) of investments as of April 30,
2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$ 270,204,198
Gross unrealized appreciation	$ 12,291,763
Gross unrealized depreciation	(3,530,229)
Net unrealized appreciation	$ 8,761,534

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b) Variable rate security. Rate shown is as of report date.
(c) All or a portion of security has been pledged as collateral in connection with open reverse repurchase agreements.
(d) Security is perpetual in nature and has no stated maturity date.
(e) Issuer filed for bankruptcy and/or is in default of interest payments.
(f) Non-income producing security.
(g) Represents a payment-in-kind security which may pay interest/dividends in additional par/shares.
(h) Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.
(i) Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:

	Shares Held at		Shares Held at
	October 31,	Net	April 30,
Affiliate	2010	Activity	2011	Income
BlackRock Liquidity
Funds, TempFund,
Institutional Class	34,466,527	(32,919,046)	1,547,481	$ 7,230

(j) Represents the current yield as of report date.
• For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management.
These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.
• Reverse repurchase agreements outstanding as of April 30, 2011 were as follows:

	Interest	Trade	Maturity	Net Closing	Face
Counterparty	Rate	Date	Date	Amount	Amount
Credit Suisse
Securities
(USA) LLC	0.40%	12/09/10	5/15/38	$ 3,790,213	$ 3,784,159
Credit Suisse
Securities
(USA) LLC	0.40%	12/09/10	2/06/39	2,858,422	2,853,856
UBS Securities LLC	0.40%	12/30/10	3/15/20	1,503,646	1,501,594
UBS Securities LLC	0.38%	1/10/11	2/15/20	1,787,486	1,785,375
UBS Securities LLC	0.38%	1/27/11	9/01/35	1,777,800	1,776,000
UBS Securities LLC	0.38%	1/27/11	1/15/38	1,954,458	1,952,500
UBS Securities LLC	0.38%	1/27/11	4/01/39	2,274,028	2,271,750
Credit Suisse
Securities
(USA) LLC	0.40%	2/01/11	3/05/15	2,181,179	2,179,000

• Reverse repurchase agreements outstanding as of April 30, 2011 were as follows
(concluded):

	Interest	Trade	Maturity	Net Closing	Face
Counterparty	Rate	Date	Date	Amount	Amount
Credit Suisse
Securities
(USA) LLC	0.40%	2/07/11	3/30/40	$ 1,814,292	$ 1,812,600
UBS Securities LLC	0.38%	2/10/11	3/15/39	2,983,799	2,981,250
UBS Securities LLC	0.38%	2/11/11	2/11/21	1,602,064	1,601,300
UBS Securities LLC	0.38%	2/11/11	12/01/33	1,094,874	1,093,950
UBS Securities LLC	0.38%	2/11/11	9/15/37	2,198,545	2,196,690
UBS Securities LLC	0.38%	2/23/11	2/23/16	2,006,940	2,005,500
UBS Securities LLC	0.38%	3/04/11	2/01/41	2,036,242	2,034,975
UBS Securities LLC	0.38%	3/10/11	12/01/37	1,777,744	1,776,750
Deutsche Bank
Securities Inc.	0.40%	3/30/11	9/15/15	2,741,505	2,740,500
UBS Securities LLC	0.37%	3/31/11	2/11/21	535,364	534,600
Credit Suisse
Securities
(USA) LLC	0.35%	4/07/11	4/05/21	2,599,382	2,598,750
Credit Suisse
Securities
(USA) LLC	0.35%	4/11/11	1/28/14	742,151	742,000
Credit Suisse
Securities
(USA) LLC	0.35%	4/12/11	11/15/36	910,771	910,594
Credit Suisse
Securities
(USA) LLC	0.35%	4/12/11	12/31/49	1,982,885	1,982,500
UBS Securities LLC	0.37%	4/13/11	3/28/14	1,689,242	1,688,912
Barclays
Capital Inc.	0.35%	4/14/11	10/29/49	742,349	742,219
Barclays
Capital Inc.	0.35%	4/14/11	12/31/49	648,082	647,969
Deutsche Bank
Securities Inc.	0.38%	4/18/11	4/15/21	1,323,633	1,323,438
Deutsche Bank
Securities Inc.	0.38%	4/18/11	4/15/38	1,102,038	1,101,875
Deutsche Bank
Securities Inc.	0.35%	4/21/11	3/17/16	2,364,503	2,364,250
Credit Suisse
Securities
(USA) LLC	0.04%	4/29/11	5/02/11	2,394,433	2,394,424
Total				$53,418,070	$53,379,280

• Financial futures contracts purchased as of April 30, 2011 were as follows:

				Notional	Unrealized
Contracts Issue		Exchange	Expiration	Value	Appreciation
102	2-Year U.S.	Chicago Board	June
	Treasury Note	of Trade	2011	$22,244,163	$ 106,587
11	Long-Term U.S.	Chicago Board	June
	Treasury Bond	of Trade	2011	$ 1,311,350	34,775
Total					$ 141,362

See Notes to Financial Statements.
32	SEMI-ANNUAL REPORT	APRIL 30, 2011

BlackRock Credit Allocation Income Trust III (BPP)
Schedule of Investments (concluded)

• Financial futures contracts sold as of April 30, 2011 were as follows:

				Notional	Unrealized
Contracts Issue		Exchange	Expiration	Value	Depreciation
115	5-Year U.S.	Chicago Board	June
	Treasury Note	of Trade	2011	$13,500,761 $ (123,145)
25	10-Year U.S.	Chicago Board	June
	Treasury Note	of Trade	2011	$2,970,311	(58,204)
46	Ultra U.S.	Chicago Board	June
	Treasury Bond	of Trade	2011	$5,674,213	(116,037)
Total					$ (297,386)

• Credit default swaps on single-name issuer — buy protection outstanding as of
April 30, 2011 were as follows:

	Pay		Notional
	Fixed		Expiration Amount		Unrealized
Issuer	Rate	Counterparty	Date	(000)	Depreciation
The New York
Times Co.	1.00%	Barclays Bank Plc	12/20/16	$ 1,725	$ (1,969)

• Credit default swaps on single-name issuer — sold protection outstanding as of
April 30, 2011 were as follows:

	Receive			Issuer	Notional
	Fixed	Counter-		Credit	Amount	Unrealized
Issuer	Rate	party	Expiration	Rating[1]	(000)[2]	Appreciation
MetLife, Inc.	1.00%	Deutsche
		Bank AG	3/20/18	A–	$ 425	$ 11,072

1 Using S&P’s rating of the underlying securities.
2 The maximum potential amount the Fund may pay should a negative event take place as defined under the terms of agreement.

• Interest rate swaps outstanding as of April 30, 2011 were as follows:

				Notional		Unrealized
Fixed	Floating	Counter-	Expiration	Amount		Appreciation
Rate	Rate	party	Date	(000) (Depreciation)
0.98%(a)	3-month
	LIBOR	Citibank NA	3/30/13	USD	28,800	$ (132,416)
2.32%(b)	3-month
	LIBOR	Citibank NA	3/28/16	USD	2,000	19,120
4.34%(a)	3-month
	LIBOR	Citibank NA	4/14/41	USD	800	(23,964)
4.38%(a)	3-month	Goldman Sachs
	LIBOR	International	4/14/41	USD	1,200	(43,489)
4.35%(a)	3-month
	LIBOR	Deutsche Bank AG	4/15/41	USD	1,500	(48,235)
Total						$ (228,984)

(a)Pays a fixed interest rate and receives floating rate.
(b)Pays floating interest rate and receives fixed rate.

• Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are summarized in three broad levels for financial statement purposes as follows:
• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities
• Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for iden-
tical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
• Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the
Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to Note 1 of the
Notes to Financial Statements.

The following tables summarize the inputs used as of April 30, 2011 in determining the fair valuation of the Fund’s investments and derivative financial instruments:

	Investments in Securities
Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term
Investments:
Asset-Back
Securities	—	—	$ 1,085,500	$ 1,085,500
Corporate
Bonds	—	$215,641,578	6,787	215,648,365
Preferred
Securities	$1,101,483	54,791,554	$ 21	55,893,058
Taxable
Municipal
Bonds	—	2,227,722	—	2,227,722
U.S Treasury
Obligations	—	2,387,510	—	2,387,510
Short-Term
Securities	1,547,481	—	—	1,547,481
Total	$2,648,964	$275,048,364	$ 1,092,308	$278,789,636

Derivative Financial Instruments[1]

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Interest rate
contracts	$ 141,362	$ 21,684	$29,692	$ 192,738
Credit
contracts	—	11,072	—	11,072
Equity
contracts	—	143,840	—	143,840
Liabilities:
Interest rate
contracts	(297,386)	(1,087,916)	—	(1,385,302)
Credit
contracts	—	(1,969)	(52,769)	(54,738)
Total	$ (156,024)	$ (913,289)	$ (23,077)	$ (1,092,390)

1 Derivative financial instruments are swaps, financial futures contracts, and options. Financial futures contracts and swaps are valued at the unrealized appreciation/depreciation on the instrument and options are shown at value.

See Notes to Financial Statements.
SEMI-ANNUAL REPORT	APRIL 30, 2011	33

BlackRock Credit Allocation Income Trust IV (BTZ)
Schedule of Investments April 30, 2011 (Unaudited)
(Percentages shown are based on Net Assets)

	Par
Asset-Backed Securities	(000)	Value
Atrium CDO Corp., Series 5A, Class A4,
2.83%, 7/20/20 (a)(b)	$ 4,400	$ 3,674,000
SLM Student Loan Trust, Series 2004-B,
Class A2, 0.51%, 6/15/21 (b)	4,438	4,328,856
Total Asset-Backed Securities — 1.1%		8,002,856
Corporate Bonds
Aerospace & Defense — 1.7%
BE Aerospace, Inc., 8.50%, 7/01/18	3,575	3,986,125
Bombardier, Inc., 7.75%, 3/15/20 (a)	4,500	5,011,875
Huntington Ingalls Industries, Inc. (a):
6.88%, 3/15/18	580	610,450
7.13%, 3/15/21	600	631,500
Kratos Defense & Security Solutions Inc.,
10.00%, 6/01/17 (a)	2,052	2,252,070
		12,492,020
Airlines — 0.9%
American Airlines Pass-Through Trust, Series 2011-1,
Class A, 5.25%, 7/31/22	2,425	2,352,250
Continental Airlines Pass-Through Certificates,
Series 2009-2, Class B, 9.25%, 5/10/17	2,113	2,229,680
Delta Air Lines, Inc., Series 02G1, 6.72%, 7/02/24	2,205	2,232,916
		6,814,846
Auto Components — 0.6%
Icahn Enterprises LP:
7.75%, 1/15/16	1,700	1,751,000
8.00%, 1/15/18	2,500	2,581,250
		4,332,250
Beverages — 0.5%
Constellation Brands, Inc., 7.25%, 5/15/17	3,230	3,520,700
Building Products — 0.5%
Building Materials Corp. of America (a):
7.00%, 2/15/20	790	823,575
6.75%, 5/01/21	1,930	1,956,538
Nortek, Inc., 10.00%, 12/01/18 (a)	1,100	1,177,000
		3,957,113
Capital Markets — 3.9%
Ameriprise Financial, Inc., 5.30%, 3/15/20 (c)	4,500	4,864,644
The Goldman Sachs Group, Inc. (c):
7.50%, 2/15/19	6,850	8,134,266
6.25%, 2/01/41	7,350	7,540,497
Macquarie Bank Ltd., 6.63%, 4/07/21 (a)(c)	3,950	4,088,487
UBS AG (c):
2.25%, 1/28/14	2,678	2,711,071
5.88%, 7/15/16	1,575	1,731,509
		29,070,474
Chemicals — 0.5%
CF Industries, Inc., 7.13%, 5/01/20	1,850	2,118,250
Omnova Solutions, Inc., 7.88%, 11/01/18 (a)	1,220	1,250,500
		3,368,750
Commercial Banks — 6.5%
Amsouth Bank, 4.85%, 4/01/13	1,800	1,833,649
Associated Banc-Corp., 5.13%, 3/28/16	3,645	3,714,175
BNP Paribas, 3.60%, 2/23/16 (c)	7,250	7,372,025
Branch Banking & Trust Co. (b)(c):
1.00%, 9/13/16	1,850	1,784,071
1.00%, 5/23/17	1,100	1,031,165
CIT Group, Inc., 6.63%, 4/01/18 (a)	2,673	2,871,240
Credit Agricole SA, 8.38%, 10/29/49 (a)(b)(c)(d)	2,450	2,676,625
Discover Bank, 8.70%, 11/18/19	1,950	2,397,880

	Par
Corporate Bonds	(000)	Value
Commercial Banks (concluded)
Fifth Third Bamcorp, 3.63%, 1/25/16	$ 4,600	$ 4,667,082
HSBC Holdings Plc, 5.10%, 4/05/21 (c)	3,500	3,602,350
KeyCorp, 5.10%, 3/24/21	1,300	1,331,482
Lloyds TSB Bank Plc, 4.88%, 1/21/16	1,525	1,600,770
Regions Financial Corp.:
4.88%, 4/26/13	4,150	4,225,235
5.75%, 6/15/15	3,000	3,090,000
Societe Generale, 5.20%, 4/15/21 (a)(c)	4,825	4,867,002
SunTrust Banks, Inc., 3.60%, 4/15/16	1,300	1,316,760
		48,381,511
Commercial Services & Supplies — 3.8%
Aviation Capital Group Corp. (a):
7.13%, 10/15/20	15,000	15,551,064
6.75%, 4/06/21	3,850	3,880,145
Casella Waste Systems, Inc., 7.75%, 2/15/19 (a)	1,031	1,054,198
Clean Harbors, Inc., 7.63%, 8/15/16	2,250	2,407,500
Corrections Corp. of America, 7.75%, 6/01/17	4,835	5,294,325
Mobile Mini, Inc., 7.88%, 12/01/20 (a)	455	483,438
		28,670,670
Communications Equipment — 1.1%
Avaya, Inc.:
9.75%, 11/01/15	1,400	1,445,500
7.00%, 4/01/19 (a)	850	841,500
Brocade Communications Systems, Inc., 6.88%, 1/15/20	3,580	3,893,250
CC Holdings GS V LLC, 7.75%, 5/01/17 (a)	1,725	1,906,125
		8,086,375
Construction Materials — 0.2%
Inversiones CMPC SA, 4.75%, 1/19/18 (a)	1,375	1,356,669
Consumer Finance — 4.8%
American Express Credit Corp., 2.75%, 9/15/15	9,850	9,818,844
Capital One Bank USA NA, 8.80%, 7/15/19	3,950	5,058,726
Ford Motor Credit Co. LLC, 7.00%, 4/15/15	820	900,596
Inmarsat Finance Plc, 7.38%, 12/01/17 (a)	2,975	3,146,063
SLM Corp., 6.25%, 1/25/16	16,175	17,151,064
		36,075,293
Containers & Packaging — 1.3%
Ball Corp.:
7.13%, 9/01/16	2,000	2,180,000
6.75%, 9/15/20	3,575	3,762,687
Crown Americas LLC, 6.25%, 2/01/21 (a)	1,350	1,387,125
Owens-Brockway Glass Container, Inc.,
6.75%, 12/01/14	1,110	1,133,588
Rock-Tenn Co., 9.25%, 3/15/16	800	872,000
		9,335,400
Diversified Financial Services — 5.3%
Ally Financial, Inc.:
4.50%, 2/11/14	1,500	1,515,000
8.30%, 2/12/15	2,890	3,251,250
8.00%, 11/01/31	3,100	3,495,250
Bank of America Corp., 3.63%, 3/17/16 (c)	8,625	8,668,807
Citigroup, Inc., 4.59%, 12/15/15 (c)	1,575	1,666,756
General Electric Capital Corp., 5.30%, 2/11/21 (c)	7,775	8,067,604
Moody’s Corp., 6.06%, 9/07/17	10,000	10,300,590
Reynolds Group Issuer, Inc. (a):
6.88%, 2/15/21	1,095	1,129,219
8.25%, 2/15/21	1,345	1,366,856
Stan IV Ltd., 2.48%, 7/20/11 (b)	283	280,170
		39,741,502
Diversified Telecommunication Services — 4.8%
AT&T, Inc., 6.30%, 1/15/38	5,000	5,274,305
Level 3 Financing, Inc.:
8.75%, 2/15/17	2,910	3,011,850
10.00%, 2/01/18	930	1,004,400
9.38%, 4/01/19 (a)	1,500	1,593,750

See Notes to Financial Statements.

34	SEMI-ANNUAL REPORT	APRIL 30, 2011

BlackRock Credit Allocation Income Trust IV (BTZ)
Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

	Par
Corporate Bonds	(000)	Value
Diversified Telecommunication Services (concluded)
Qwest Corp., 8.38%, 5/01/16	$ 3,285	$ 3,900,937
Telecom Italia Capital SA, 6.18%, 6/18/14	1,650	1,799,556
Telefonica Emisiones SAU, 5.46%, 2/16/21	2,250	2,335,295
Verizon Communications, Inc. (c):
1.95%, 3/28/14	8,525	8,598,281
7.35%, 4/01/39	4,700	5,627,489
Windstream Corp., 7.88%, 11/01/17	2,700	2,916,000
		36,061,863
Electric Utilities — 0.8%
Progress Energy, Inc., 7.00%, 10/30/31	5,000	5,833,985
Electronic Equipment, Instruments
& Components — 1.0%
Jabil Circuit, Inc., 8.25%, 3/15/18	2,000	2,295,000
NXP BV, 3.05%, 10/15/13 (b)	4,900	4,875,500
		7,170,500
Energy Equipment & Services — 1.3%
Ensco Plc, 4.70%, 3/15/21	3,255	3,286,323
Frac Tech Services LLC, 7.13%, 11/15/18 (a)	615	654,975
Hornbeck Offshore Services, Inc., Series B,
6.13%, 12/01/14	2,695	2,721,950
Key Energy Service, Inc., 6.75%, 3/01/21	1,240	1,274,100
MEG Energy Corp., 6.50%, 3/15/21 (a)	1,580	1,621,475
		9,558,823
Food & Staples Retailing — 1.5%
CVS Caremark Corp., 6.30%, 6/01/62 (b)	2,900	2,871,000
Wal-Mart Stores, Inc. (c):
5.25%, 9/01/35	2,650	2,629,060
6.20%, 4/15/38	5,225	5,774,994
		11,275,054
Food Products — 0.8%
Blue Merger Sub, Inc., 7.63%, 2/15/19 (a)	710	726,863
Kraft Foods, Inc.:
6.50%, 8/11/17	1,985	2,302,417
6.13%, 8/23/18	1,990	2,256,594
Smithfield Foods, Inc., 10.00%, 7/15/14	668	791,580
		6,077,454
Gas Utilities — 0.1%
Targa Resources Partners LP, 6.88%, 2/01/21 (a)	820	815,900
Health Care Equipment & Supplies — 1.7%
Boston Scientific Corp.:
4.50%, 1/15/15	380	398,569
6.40%, 6/15/16	327	366,328
5.13%, 1/12/17	1,341	1,410,787
7.38%, 1/15/40	4,950	5,724,779
Fresenius US Finance II, Inc., 9.00%, 7/15/15 (a)	4,250	4,871,563
		12,772,026
Health Care Providers & Services — 2.7%
Aetna, Inc., 6.75%, 12/15/37 (c)	4,075	4,639,416
Aviv Healthcare Properties LP, 7.75%, 2/15/19 (a)	765	807,075
HCA, Inc.:
8.50%, 4/15/19	600	666,000
7.25%, 9/15/20	4,590	4,934,250
Tenet Healthcare Corp.:
10.00%, 5/01/18	2,175	2,523,000
8.88%, 7/01/19	1,825	2,062,250
UnitedHealth Group, Inc., 6.88%, 2/15/38 (c)	4,075	4,684,795
		20,316,786
Household Durables — 0.7%
Cemex Espana Luxembourg, 9.25%, 5/12/20 (a)	4,947	5,058,307

	Par
Corporate Bonds	(000)	Value
IT Services — 0.5%
First Data Corp. (a):
7.38%, 6/15/19	$ 1,205	$ 1,227,594
8.25%, 1/15/21	310	308,450
12.63%, 1/15/21	1,960	2,148,650
		3,684,694
Independent Power Producers & Energy Traders — 0.7%
AES Corp., 9.75%, 4/15/16	1,620	1,875,150
Energy Future Intermediate Holding Co. LLC,
10.00%, 12/01/20	2,460	2,644,697
NRG Energy, Inc., 8.25%, 9/01/20	815	857,787
		5,377,634
Insurance — 3.2%
American International Group, Inc., 6.40%, 12/15/20 (c)	2,800	3,063,250
Dai-ichi Life Insurance Co., Ltd., 7.25% (a)(b)(d)	1,116	1,120,921
Forethough Financial Group, 8.63%, 4/15/21 (a)	1,625	1,637,308
Genworth Financial, Inc., 7.63%, 9/24/21	1,615	1,658,715
Lincoln National Corp., 6.25%, 2/15/20 (c)	4,075	4,576,543
Northwestern Mutual Life Insurance,
6.06%, 3/30/40 (a)(c)	5,500	5,912,720
Principal Financial Group, Inc., 8.88%, 5/15/19	1,145	1,466,097
Prudential Financial, Inc., 6.63%, 12/01/37 (c)	4,075	4,545,418
		23,980,972
Life Sciences Tools & Services — 1.5%
Bio-Rad Laboratories, Inc., 8.00%, 9/15/16	5,480	6,096,500
Life Technologies Corp., 6.00%, 3/01/20	4,800	5,257,051
		11,353,551
Machinery — 0.9%
Ingersoll-Rand Global Holding Co., Ltd., 9.50%, 4/15/14	4,075	4,906,801
Navistar International Corp., 8.25%, 11/01/21	1,515	1,689,225
		6,596,026
Media — 6.8%
CSC Holdings LLC:
8.50%, 6/15/15	2,300	2,509,875
8.63%, 2/15/19	1,950	2,247,375
Cengage Learning Acquisitions, Inc., 10.50%, 1/15/15 (a)	2,575	2,645,812
Comcast Corp., 6.30%, 11/15/17	4,075	4,685,900
Cox Communications, Inc., 8.38%, 3/01/39 (a)	4,075	5,382,916
DISH DBS Corp., 7.00%, 10/01/13	1,950	2,106,000
DirectTV Holdings LLC, 5.00%, 3/01/21	4,150	4,257,647
Gannett Co., Inc., 9.38%, 11/15/17	3,100	3,487,500
Intelsat Bermuda Ltd. (e):
11.50%, 2/04/17	690	755,550
11.50%, 2/04/17 (a)	460	503,700
Kabel BW Erste Beteiligungs GmbH, 7.50%, 3/15/19 (a)	1,760	1,804,000
News America, Inc., 6.15%, 3/01/37	4,850	4,956,239
Time Warner Cable, Inc., 6.75%, 6/15/39	4,675	5,081,421
Time Warner, Inc., 7.70%, 5/01/32	4,900	5,907,533
UPC Germany GmbH, 8.13%, 12/01/17 (a)	1,225	1,295,438
Virgin Media Secured Finance Plc, 6.50%, 1/15/18	3,175	3,476,625
		51,103,531
Metals & Mining — 1.8%
Alcoa, Inc., 5.40%, 4/15/21	4,090	4,152,855
Freeport-McMoRan Corp., 7.13%, 11/01/27	3,500	3,723,346
JMC Steel Group, 8.25%, 3/15/18 (a)	530	555,175
Novelis, Inc., 8.75%, 12/15/20	1,710	1,910,925
Teck Resources Ltd., 10.75%, 5/15/19	2,000	2,557,600
United States Steel Corp., 7.38%, 4/01/20	290	305,950
		13,205,851
Multiline Retail — 2.3%
Dollar General Corp., 10.63%, 7/15/15	4,225	4,520,750
JC Penney Co., Inc., 5.65%, 6/01/20	12,400	12,369,000
		16,889,750

See Notes to Financial Statements

SEMI-ANNUAL REPORT	APRIL 30, 2011	35

BlackRock Credit Allocation Income Trust IV (BTZ)
Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

	Par
Corporate Bonds	(000)	Value
Multi-Utilities — 2.5%
CenterPoint Energy, Inc.:
5.95%, 2/01/17	$ 3,600	$ 3,961,544
6.50%, 5/01/18	3,950	4,470,717
Dominion Resources, Inc., 8.88%, 1/15/19 (c)	8,000	10,286,800
		18,719,061
Oil, Gas & Consumable Fuels — 6.9%
Anadarko Petroluem Corp.:
5.95%, 9/15/16	1,686	1,883,243
6.38%, 9/15/17	52	58,732
BP Capital Markets Plc (c):
5.25%, 11/07/13	2,100	2,276,629
3.88%, 3/10/15	3,085	3,235,687
Buckeye Partners LP, 4.88%, 2/01/21	1,650	1,678,659
Chesapeake Energy Corp., 6.13%, 2/15/21	5,745	5,931,712
Consol Energy, Inc., 6.38%, 3/01/21 (a)	1,385	1,391,925
Copano Energy LLC, 7.13%, 4/01/21	930	953,250
Denbury Resources, Inc., 6.38%, 8/15/21	955	983,650
Enbridge Energy Partners LP, 9.88%, 3/01/19	2,425	3,203,442
Energy XXI Gulf Coast, Inc., 7.75%, 6/15/19 (a)	1,700	1,738,250
Enterprise Products Operating LLC, 6.65%, 4/15/18	4,800	5,571,845
Forest Oil Corp., 7.25%, 6/15/19	735	764,400
Kinder Morgan Energy Partners LP, 6.85%, 2/15/20	4,800	5,591,381
Linn Energy LLC, 7.75%, 2/01/21 (a)	1,740	1,863,975
Marathon Petroleum Corp., 3.50%, 3/01/16 (a)	2,250	2,279,819
ONEOK Partners LP, 8.63%, 3/01/19	4,075	5,189,378
Oasis Petroleum, Inc., 7.25%, 2/01/19 (a)	625	631,250
Petrobras International Finance Co., 3.88%, 1/27/16	2,425	2,458,412
Range Resources Corp., 6.75%, 8/01/20	1,415	1,514,050
SM Energy Co., 6.63%, 2/15/19 (a)	795	820,838
SandRidge Energy, Inc., 7.50%, 3/15/21 (a)	1,200	1,263,000
		51,283,527
Paper & Forest Products — 2.4%
Georgia-Pacific LLC, 8.25%, 5/01/16 (a)	3,955	4,488,925
International Paper Co.:
7.50%, 8/15/21	3,950	4,714,752
8.70%, 6/15/38	3,100	4,031,330
7.30%, 11/15/39	4,075	4,653,169
		17,888,176
Pharmaceuticals — 5.3%
Bristol-Myers Squibb Co., 5.88%, 11/15/36 (c)	3,549	3,906,761
GlaxoSmithKline Capital, Inc., 6.38%, 5/15/38	10,100	11,554,541
Merck & Co., Inc. (c):
6.50%, 12/01/33	2,885	3,436,223
6.55%, 9/15/37	6,945	8,260,230
Pfizer, Inc., 7.20%, 3/15/39	10,000	12,628,450
		39,786,205
Real Estate Investment Trusts (REITs) — 1.5%
AvalonBay Communities, Inc., 6.10%, 3/15/20	4,075	4,602,859
ERP Operating LP, 5.75%, 6/15/17	4,080	4,570,179
HCP, Inc., 5.38%, 2/01/21	1,675	1,741,089
		10,914,127
Real Estate Management & Development — 0.1%
Realogy Corp., 7.88%, 2/15/19 (a)	1,105	1,116,050
Road & Rail — 1.7%
Asciano Finance Ltd., 5.00%, 4/07/18 (a)	1,475	1,500,758
Avis Budget Car Rental LLC, 8.25%, 1/15/19	1,080	1,147,500
Florida East Coast Railway Corp., 8.13%, 2/01/17 (a)	320	339,200
The Hertz Corp., 6.75%, 4/15/19 (a)	1,554	1,585,080
Norfolk Southern Corp., 6.00%, 3/15/2105 (c)	8,500	8,360,396
		12,932,934

	Par
Corporate Bonds	(000)	Value
Semiconductors & Semiconductor Equipment — 0.5%
Advanced Micro Devices, Inc., 7.75%, 8/01/20	$ 1,300	$ 1,355,250
KLA-Tencor Corp., 6.90%, 5/01/18	2,208	2,498,310
		3,853,560
Specialty Retail — 1.0%
AutoNation, Inc., 6.75%, 4/15/18	2,775	2,906,812
Best Buy Co., Inc., 5.50%, 3/15/21	2,450	2,464,617
Claire’s Escrow Corp., 8.88%, 3/15/19 (a)	880	855,800
Limited Brands, Inc., 7.00%, 5/01/20	1,370	1,452,200
		7,679,429
Tobacco — 2.9%
Altria Group, Inc.:
9.70%, 11/10/18	4,075	5,425,769
9.25%, 8/06/19	3,950	5,199,361
10.20%, 2/06/39	7,400	10,832,867
		21,457,997
Wireless Telecommunication Services — 2.3%
American Tower Corp., 4.50%, 1/15/18	3,200	3,162,118
Cricket Communications, Inc., 7.75%, 5/15/16	780	832,650
Crown Castle Towers LLC (a):
5.50%, 1/15/17	1,975	2,106,355
6.11%, 1/15/40	2,330	2,521,701
Intelsat Jackson Holdings SA (a):
7.25%, 4/01/19	320	325,400
7.25%, 4/01/21	1,020	1,035,300
Nextel Communications, Inc., Series E,
6.88%, 10/31/13	1,040	1,050,400
SBA Tower Trust, 5.10%, 4/15/42 (a)	6,250	6,406,250
		17,440,174
Total Corporate Bonds — 91.8%		685,407,520
Preferred Securities
Capital Trusts
Capital Markets — 3.5%
Credit Suisse Guernsey Ltd., 5.86% (b)(d)	1,050	1,023,750
State Street Capital Trust III, 8.25% (b)(d)	1,740	1,741,966
State Street Capital Trust IV, 1.31%, 6/01/67 (b)	28,195	23,608,604
		26,374,320
Commercial Banks — 7.8%
ABN AMRO North America Holding Preferred Capital
Repackaging Trust I, 6.52% (a)(b)(d)	5,600	5,320,000
BB&T Capital Trust IV, 6.82%, 6/12/77 (b)	15,300	15,529,500
BNP Paribas, 7.20% (a)(b)(c)(d)	2,500	2,475,000
Barclays Bank Plc, 7.43% (a)(b)(d)	1,100	1,141,800
CBA Capital Trust II, 6.02% (a)(b)(c)(d)	5,000	5,062,850
Credit Agricole SA, 6.64% (a)(b)(c)(d)	2,450	2,259,635
Dresdner Funding Trust I, 8.15%, 6/30/31 (a)	3,715	3,640,700
HSBC Capital Funding LP/Jersey Channel Islands,
10.18% (a)(b)(c)(d)	7,000	9,450,000
National City Preferred Capital Trust I, 12.00% (b)(d)	3,713	4,161,791
Standard Chartered Bank, 7.01% (a)(b)(d)	5,000	4,885,250
USB Capital XIII Trust, 6.63%, 12/15/39	4,100	4,377,693
		58,304,219
Diversified Financial Services — 4.2%
ING Capital Funding Trust III, 8.44% (b)(d)	2,950	2,846,797
JPMorgan Chase Capital XXI, Series U,
1.24%, 1/15/87 (b)	12,875	11,037,107
JPMorgan Chase Capital XXIII, 1.31%, 5/15/77 (b)	20,695	17,399,176
		31,283,080

See Notes to Financial Statements.
36	SEMI-ANNUAL REPORT	APRIL 30, 2011

Schedule of Investments (continued)
BlackRock Credit Allocation Income Trust IV (BTZ)
(Percentages shown are based on Net Assets)

	Par
Capital Trusts	(000)	Value
Electric Utilities — 0.5%
PPL Capital Funding, 6.70%, 3/30/67 (b)	$ 3,900	$ 3,875,625
Insurance — 6.6%
AXA SA, 6.46% (a)(b)(d)	6,000	5,467,500
Ace Capital Trust II, 9.70%, 4/01/30	4,000	5,220,040
The Allstate Corp., 6.50%, 5/15/67 (b)	4,000	4,130,000
American General Capital II, 8.50%, 7/01/30	300	339,000
Aon Corp., 8.21%, 1/01/27	4,000	4,520,428
Chubb Corp., 6.38%, 3/29/67 (b)(c)	4,000	4,280,000
Liberty Mutual Group, Inc., 10.75%, 6/15/88 (a)(b)	4,000	5,440,000
Lincoln National Corp., 7.00%, 5/17/66 (b)	4,255	4,398,819
MetLife, Inc., 6.40%, 12/15/66	4,550	4,550,164
Reinsurance Group of America, 6.75%, 12/15/65 (b)	7,000	6,897,569
Swiss Re Capital I LP, 6.85% (a)(b)(d)	3,000	2,981,298
ZFS Finance (USA) Trust IV, 5.88%, 5/09/32 (a)(b)	599	597,167
		48,821,985
Oil, Gas & Consumable Fuels — 1.2%
Enterprise Products Operating LLC, 8.38%, 8/01/66 (b)	4,500	4,888,125
TransCanada PipeLines Ltd., 6.35%, 5/15/67 (b)	4,000	4,074,312
		8,962,437
Total Capital Trusts — 23.8%		177,621,666
Preferred Stocks	Shares
Auto Components — 0.1%
Dana Holding Corp., 4.00%	7,000	1,092,875
Commercial Banks — 0.4%
SG Preferred Capital II, 6.30%	3,000	2,906,250
Thrifts & Mortgage Finance — 0.0%
Fannie Mae, 8.25% (f)	23,000	46,920
Freddie Mac, Series Z, 8.38% (f)	23,000	46,460
		93,380
Real Estate Investment Trusts (REITs) — 1.1%
Sovereign Real Estate Investment Corp., 12.00%	7,000	8,050,000
Wireless Telecommunication Services — 1.5%
Centaur Funding Corp., 9.08%	10,000	11,231,250
Total Preferred Stocks — 3.1%		23,373,755
	Par
Trust Preferreds	(000)
Diversified Financial Services — 0.5%
GMAC Capital Trust I, Series 2, 8.13%, 2/15/40 (b)	$ 3,518	3,652,572
Total Trust Preferreds — 0.5%		3,652,572
Total Preferred Securities — 27.4%		204,647,993
Taxable Municipal Bonds
City of Chicago Illinois, RB, Build America Bonds,
6.85%, 1/01/38	5,000	5,033,400
Metropolitan Transportation Authority, RB,
Build America Bonds, 6.55%, 11/15/31	4,075	4,272,352
State of California, GO, Build America Bonds,
7.35%, 11/01/39	2,050	2,274,783
Total Taxable Municipal Bonds — 1.6%		11,580,535

	Par
U.S. Treasury Obligations	(000)	Value
U.S. Treasury Bonds, 4.75%, 2/15/41	$ 4,200	$ 4,437,560
U.S. Treasury Notes, 3.63%, 2/15/21	12,755	13,101,783
Total U.S. Treasury Obligations — 2.3%		17,539,343
Total Long-Term Investments
(Cost — $902,567,319) — 124.2%		927,178,247
Short-Term Securities	Shares
BlackRock Liquidity Funds, TempFund,
Institutional Class, 0.10% (g)(h)	500	500
Total Short-Term Securities
(Cost — $500) — 0.0%		500
Options Purchased	Contracts
Over-the-Counter Dual Binary Options — 0.0%
Receive 1.00% of notional amount at expiration date
if 30 year swap is below or at 4.30% and 5 year
swap is above or at 2.38% based on ISDAFIX,
Expires 6/23/11, Broker Goldman Sachs Bank USA	77,300,000	101,109
Over-the-Counter Put Options — 0.1%
S&P 500 Index, Strike Price USD 1,250.00,
Expires 9/17/11, Broker Credit Suisse International	196	486,080
	Notional
	Amount
	(000)
Over-the-Counter Put Swaptions — 0.0%
Pay a fixed rate of 2.85% and receive a floating rate
based on 3-month LIBOR, Expires 6/24/11,
Broker Citibank NA	$ 12,600	8,732
Total Options Purchased
(Cost — $1,149,820) — 0.1%		595,921
Total Investments Before Options Written
(Cost — $903,717,639) — 124.3%		927,774,668
Options Written
Over-the-Counter Call Swaptions — (0.2)%
Pay a fixed rate of 4.06% and receive a floating rate
based on 3-month LIBOR, Expires 4/16/12,
Broker Deutsche Bank AG	13,000	(581,981)
Pay a fixed rate of 4.75% and receive a floating rate
based on 3-month LIBOR, Expires 3/24/14,
Broker Citibank NA	17,000	(1,070,108)
		(1,652,089)
Over-the-Counter Put Swaptions — (0.2)%
Receive a fixed rate of 4.06% and pay a floating rate
based on 3-month LIBOR, Expires 4/16/12,
Broker Deutsche Bank AG	13,000	(350,604)
Receive a fixed rate of 4.75% and pay a floating rate
based on 3-month LIBOR, Expires 3/24/14,
Broker Citibank NA	17,000	(889,477)

See Notes to Financial Statements.
SEMI-ANNUAL REPORT	APRIL 30, 2011	37

BlackRock Credit Allocation Income Trust IV (BTZ)
Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

	Notional
	Amount
Options Written	(000)	Value
Over-the-Counter Put Swaptions (concluded)
Sold credit default protection on Dow Jones CDX
North America Investment Grade Series 16,
Strike Price $120.00, Expires 9/21/11,
Broker Credit Suisse International	$ 245,000	$ (179,561)
		(1,419,642)
Total Options Written
(Premiums Received — $3,805,700) — (0.4)%		(3,071,731)
Total Investments, Net of Options Written
(Cost — $907,523,339*) — 123.9%		924,702,937
Liabilities in Excess of Other Assets — (23.9)%		(177,968,157)
Net Assets — 100.0%		$746,734,780

* The cost and unrealized appreciation (depreciation) of investments as of April 30,
2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$ 903,051,992
Gross unrealized appreciation	$ 35,104,745
Gross unrealized depreciation	(10,382,069)
Net unrealized depreciation	$ 24,722,676

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b) Variable rate security. Rate shown is as of report date.
(c) All or a portion of security has been pledged as collateral in connection with open reverse repurchase agreements.
(d) Security is perpetual in nature and has no stated maturity date.
(e) Represents a payment-in-kind security which may pay interest/dividends in additional par/shares.
(f) Non-income producing security.
(g) Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:

	Shares Held at		Shares Held at
	October 31,	Net	April 30,
Affiliate	2010	Activity	2011	Income
BlackRock Liquidity
Funds, TempFund,
Institutional Class	26,924,664	(26,924,164)	500	$ 22,209

(h) Represents the current yield as of report date.

• For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management.
These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

• Reverse repurchase agreements outstanding as of April 30, 2011 were as follows:

	Interest	Trade Maturity		Net Closing	Face
Counterparty	Rate	Date	Date	Amount	Amount
BNP Paribas	0.39%	1/05/11	Open	$ 3,164,938	$ 3,161,000
Deutsche Bank AG	0.40%	1/05/11	Open	10,304,350	10,291,200
UBS AG	0.38%	1/05/11	Open	23,767,301	23,752,256
Deutsche Bank AG	0.25%	1/07/11	Open	2,178,783	2,177,044
UBS AG	0.38%	1/27/11	Open	5,480,991	5,475,500
Credit Suisse
Securities
(USA) LLC	0.40%	1/31/11	Open	2,094,541	2,092,500
Credit Suisse
Securities
(USA) LLC	0.40%	2/01/11	Open	7,417,410	7,410,000
UBS AG	0.38%	2/02/11	Open	2,865,689	2,863,000
Credit Suisse
Securities
(USA) LLC	0.40%	2/04/11	Open	2,503,418	2,501,000
Credit Suisse
Securities
(USA) LLC	0.40%	2/07/11	Open	3,527,667	3,524,500
Credit Suisse
Securities
(USA) LLC	0.40%	2/08/11	Open	4,107,781	4,104,000
UBS AG	0.38%	2/10/11	Open	10,747,719	10,738,498
UBS AG	0.38%	2/11/11	Open	15,219,029	15,206,188
UBS AG	0.38%	2/23/11	Open	6,928,720	6,923,750
UBS AG	0.38%	2/28/11	Open	1,187,234	1,186,500
Deutsche Bank AG	0.40%	3/03/11	Open	1,583,930	1,582,875
UBS AG	0.38%	3/09/11	Open	7,476,034	7,471,775
UBS AG	0.38%	3/10/11	Open	6,986,406	6,982,500
UBS AG	0.38%	3/17/11	Open	8,154,582	8,150,625
UBS AG	0.37%	3/28/11	Open	8,122,983	8,120,062
UBS AG	0.40%	3/28/11	Open	4,433,285	4,431,562
UBS AG	0.37%	3/31/11	Open	4,856,597	4,855,000
Credit Suisse
Securities
(USA) LLC	0.35%	4/07/11	Open	9,137,220	9,135,000
Credit Suisse
Securities
(USA) LLC	0.35%	4/11/11	Open	3,358,685	3,358,000
Credit Suisse
Securities
(USA) LLC	0.35%	4/12/11	Open	9,900,643	9,898,718
Credit Suisse
Securities
(USA) LLC	0.35%	4/13/11	Open	8,193,732	8,192,219
Barclays
Capital Inc.	0.35%	4/14/11	Open	4,698,697	4,697,875
Deutsche Bank AG	0.38%	4/18/11	Open	5,477,132	5,476,323
UBS AG	0.38%	4/18/11	Open	5,487,061	5,486,250
Deutsche Bank AG	0.35%	4/20/11	Open	4,401,471	4,401,000
Deutsche Bank AG	0.35%	4/28/11	Open	1,669,548	1,669,500
UBS AG	0.35%	4/28/11	Open	5,234,650	5,234,500
Total				$200,668,247 $200,550,720

• Financial futures contracts purchased as of April 30, 2011 were as follows:

				Notional	Unrealized
Contracts Issue		Exchange	Expiration	Value	Appreciation
333	2-Year U.S.	Chicago Board	June
	Treasury Note	of Trade	2011	$72,620,649	$ 347,976
25	Long-Term U.S.	Chicago Board	June
	Treasury Bond	of Trade	2011	$ 2,980,341	79,034
Total					$ 427,010

See Notes to Financial Statements.
38	SEMI-ANNUAL REPORT	APRIL 30, 2011

BlackRock Credit Allocation Income Trust IV (BTZ)
Schedule of Investments (concluded)

• Financial futures contracts sold as of April 30, 2011 were as follows:

				Notional	Unrealized
Contracts Issue		Exchange	Expiration	Value	Depreciation
392	5-Year U.S.	Chicago Board	June
	Treasury Note	of Trade	2011	$46,019,986	$(419,764)
65	10-Year U.S.	Chicago Board	June
	Treasury Note	of Trade	2011	$ 7,721,870	(152,270)
139	Ultra U.S.	Chicago Board	June
	Treasury Bond	of Trade	2011	$17,157,057	(339,568)
Total					$ (911,602)

• Credit default swaps on single-name issuer — sold protection outstanding as of
April 30, 2011 were as follows:

	Receive			Issuer	Notional
	Fixed	Counter-		Credit	Amount	Unrealized
Issuer	Rate	party	Expiration	Rating[1]	(000)[2]	Appreciation
MetLife, Inc.	1.00%	Deutsche
		Bank AG	3/20/18	A–	$ 1,500	$ 39,077

1 Using S&P’s rating of the underlying securities.
2 The maximum potential amount the Fund may pay should a negative event take place as defined under the terms of agreement.

• Interest rate swaps outstanding as of April 30, 2011 were as follows:

				Notional		Unrealized
Fixed	Floating	Counter-	Expiration	Amount		Appreciation
Rate	Rate	party	Date	(000) (Depreciation)
0.98%(a)	3-month
	LIBOR	Citibank NA	3/30/13	USD	98,100	$ (451,046)
2.32%(b)	3-month
	LIBOR	Citibank NA	3/28/16	USD	6,900	65,964
4.34%(a)	3-month
	LIBOR	Citibank NA	4/14/41	USD	2,800	(83,872)
4.38%(a)	3-month	Goldman Sachs
	LIBOR	International	4/14/41	USD	4,000	(144,964)
4.35%(a)	3-month
	LIBOR	Deutsche Bank AG	4/15/41	USD	5,000	(160,782)
Total						$ (774,700)

(a)Pays a fixed interest rate and receives floating rate.
(b)Pays floating interest rate and receives fixed rate.

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are summarized in three broad levels for financial statement purposes as follows:
• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities
• Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
• Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the
Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to Note 1 of the
Notes to Financial Statements.

The following tables summarize the inputs used as of April 30, 2011 in determining the fair valuation of the Fund’s investments and derivative financial instruments:

	Investments in Securities
Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term
Investments:
Asset-Back
Securities	—	$ 4,328,856	$ 3,674,000	$ 8,002,856
Corporate
Bonds	—	685,127,350	280,170	685,407,520
Preferred
Securities	$3,745,952	200,902,041	—	204,647,993
Taxable
Municipal
Bonds	—	11,580,535	—	11,580,535
U.S Treasury
Obligations	—	17,539,343	—	17,539,343
Short-Term
Securities	500	—	—	500
Total	$3,746,452	$919,478,125	$ 3,954,170	$927,178,747

Derivative Financial Instruments[1]

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Interest rate
contracts	$ 427,010	$ 74,696	$ 101,109	$ 602,815
Credit
contracts	—	39,077	—	39,077
Equity
contracts	—	486,080	—	486,080
Liabilities:
Interest rate
contracts	(911,602)	(3,732,834)	—	(4,644,436)
Credit
contracts	—	—	(179,561)	(179,561)
Total	$ (484,592)	$ (3,132,981)	$ (78,452)	$ (3,696,025)

1 Derivative financial instruments are swaps, financial futures contracts and options. Swaps and financial futures contracts are valued at the unrealized appreciation/depreciation on the instrument and options are shown at value.

See Notes to Financial Statements.
SEMI-ANNUAL REPORT	APRIL 30, 2011	39

BlackRock Floating Rate Income Trust (BGT)
Schedule of Investments April 30, 2011 (Unaudited)
(Percentages shown are based on Net Assets)

		Par
Asset-Backed Securities		(000)	Value
ARES CLO Funds, Series 2005-10A, Class B,
0.70%, 9/18/17 (a)(b)	USD	1,000	$ 864,250
Ballyrock CDO Ltd., Series 2006-1A, Class B,
0.66%, 8/28/19 (a)(b)		1,000	850,000
Canaras Summit CLO Ltd., Series 2007-1A, Class B,
0.79%, 6/19/21 (a)(b)		930	772,932
Centurion CDO 9 Ltd., Series 2005-9A, Class B,
1.07%, 7/17/19 (a)(b)		800	632,032
Chatham Light CLO Ltd., Series 2005-2A, Class A2,
0.71%, 8/03/19 (a)(b)		1,000	897,500
Flagship CLO, Series 2006-1A, Class B,
0.66%, 9/20/19 (a)(b)		1,196	998,660
Franklin CLO Ltd., Series 6A, Class B,
0.76%, 8/09/19 (a)(b)		1,180	1,019,284
Gannett Peak CLO Ltd., Series 2006-1X, Class A2,
0.66%, 10/27/20		715	604,175
Greyrock CDO Ltd., Series 2005-1X, Class A2L,
0.73%, 11/15/17		1,495	1,302,444
Landmark CDO Ltd., Series 2006-8A, Class B,
0.66%, 10/19/20 (a)(b)		1,335	1,132,320
MAPS CLO Fund LLC, Series 2005-1A, Class C,
1.25%, 12/21/17 (a)(b)		705	607,358
Portola CLO Ltd., Series 2007-1X, Class B1,
1.76%, 11/15/21		950	855,000
T2 Income Fund CLO Ltd., Series 2007-1A, Class B,
0.90%, 7/15/19 (a)(b)		815	726,010
Total Asset-Backed Securities — 3.2%			11,261,965
Common Stocks (c)		Shares
Construction & Engineering — 0.0%
USI United Subcontractors Common		7,645	160,535
Hotels, Restaurants & Leisure — 0.2%
BLB Worldwide Holdings, Inc.		50,832	546,444
Metals & Mining — 0.1%
Euramax International		1,135	360,426
Paper & Forest Products — 0.1%
Ainsworth Lumber Co. Ltd. (a)		62,685	204,721
Ainsworth Lumber Co. Ltd.		55,255	180,455
			385,176
Software — 0.2%
Bankruptcy Management Solutions, Inc.		2,947	10,329
HMH Holdings/EduMedia	115,632		578,160
			588,489
Total Common Stocks — 0.6%			2,041,070
		Par
Corporate Bonds		(000)
Airlines — 0.2%
Air Canada, 9.25%, 8/01/15 (a)	USD	590	610,650
Auto Components — 0.9%
Icahn Enterprises LP, 7.75%, 1/15/16		3,175	3,270,250
Beverages — 0.6%
Central European Distribution Corp., 2.62%, 5/15/14	EUR	1,500	2,043,987
Building Products — 0.3%
Grohe Holding GmbH, 5.17%, 9/15/17		700	1,039,347
Capital Markets — 0.2%
E*Trade Financial Corp., 3.37%, 8/31/19 (a)(d)(e)	USD	439	689,230
Chemicals — 0.2%
OXEA Finance/Cy SCA, 9.50%, 7/15/17 (a)		715	788,288

		Par
Corporate Bonds		(000)	Value
Commercial Banks — 3.4%
CIT Group, Inc., 7.00%, 5/01/17	USD	4,425	$ 4,460,953
VTB Capital SA:
6.47%, 3/04/15		3,000	3,202,800
6.88%, 5/29/18		3,940	4,235,500
			11,899,253
Commercial Services & Supplies — 0.3%
AWAS Aviation Capital Ltd., 7.00%, 10/15/16 (a)		1,070	1,091,449
Containers & Packaging — 0.9%
Ardagh Packaging Finance Plc, 7.38%, 10/15/17 (a)	EUR	400	611,715
GCL Holdings, 9.38%, 4/15/18 (a)		329	497,093
Smurfit Kappa Acquisitions (a):
7.25%, 11/15/17		655	1,008,959
7.75%, 11/15/19		620	964,229
			3,081,996
Diversified Financial Services — 0.9%
Ally Financial, Inc., 2.51%, 12/01/14 (b)	USD	2,700	2,656,973
Reynolds Group Issuer, Inc., 6.88%, 2/15/21 (a)		490	505,312
			3,162,285
Diversified Telecommunication Services — 0.2%
ITC Deltacom, Inc., 10.50%, 4/01/16		530	588,300
Electronic Equipment, Instruments & Components — 0.2%
CDW LLC, 8.00%, 12/15/18 (a)		630	670,950
Energy Equipment & Services — 0.0%
Compagnie Generale de Geophysique-Veritas:
7.50%, 5/15/15		6	6,135
7.75%, 5/15/17		45	47,475
			53,610
Food Products — 0.1%
Smithfield Foods, Inc., 10.00%, 7/15/14		315	373,275
Health Care Providers & Services — 0.4%
HCA, Inc., 7.25%, 9/15/20		1,230	1,322,250
Tenet Healthcare Corp.:
9.00%, 5/01/15		95	103,550
10.00%, 5/01/18		35	40,600
			1,466,400
Household Durables — 0.5%
Beazer Homes USA, Inc., 12.00%, 10/15/17		1,500	1,730,625
Berkline/BenchCraft, LLC, 4.50%, 11/03/12 (c)(f)		400	—
			1,730,625
IT Services — 0.3%
First Data Corp., 7.38%, 6/15/19 (a)		940	957,625
Independent Power Producers & Energy Traders — 1.8%
AES Ironwood LLC, 8.86%, 11/30/25		77	77,496
Calpine Construction Finance Co. LP, 8.00%, 6/01/16 (a)		105	114,975
Energy Future Holdings Corp., 10.00%, 1/15/20		1,000	1,070,080
Energy Future Intermediate Holding Co. LLC,
10.00%, 12/01/20		2,350	2,526,438
NRG Energy, Inc., 7.63%, 1/15/18 (a)		2,500	2,625,000
			6,413,989
Machinery — 1.2%
KION Fiance SA, 5.53%, 4/15/18	EUR	3,000	4,332,304
Media — 3.3%
CCH II LLC, 13.50%, 11/30/16	USD	224	269,668
Clear Channel Worldwide Holdings, Inc.:
9.25%, 12/15/17		501	556,736
Series B, 9.25%, 12/15/17		1,704	1,895,700
Kabel BW Erste Beteiligungs GmbH, 5.39%, 3/15/18	EUR	2,000	3,006,735
UPC Germany GmbH, 8.13%, 12/01/17 (a)	USD	2,500	2,643,750
Virgin Media Secured Finance Plc, 7.00%, 1/15/18	GBP	847	1,520,895
Ziggo Finance BV, 6.13%, 11/15/17 (a)	EUR	1,005	1,503,442
			11,396,926

See Notes to Financial Statements.
40	SEMI-ANNUAL REPORT	APRIL 30, 2011

BlackRock Floating Rate Income Trust (BGT)
Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

		Par
Corporate Bonds		(000)	Value
Metals & Mining — 1.0%
FMG Resources August 2006 Property Ltd.,
7.00%, 11/01/15 (a)	USD	1,055	$ 1,113,025
Foundation PA Coal Co., 7.25%, 8/01/14		505	515,100
New World Resources NV, 7.88%, 5/01/18	EUR	285	444,289
Novelis, Inc., 8.38%, 12/15/17	USD	1,170	1,292,850
			3,365,264
Oil, Gas & Consumable Fuels — 3.6%
Coffeyville Resources LLC, 9.00%, 4/01/15 (a)		342	372,780
KazmunaiGaz Finance Sub BV, 8.38%, 7/02/13		1,500	1,666,875
Morgan Stanley Bank AG for OAO Gazprom,
9.63%, 3/01/13		7,230	8,203,881
Petroleos de Venezuela SA, 5.25%, 4/12/17		4,000	2,460,000
			12,703,536
Paper & Forest Products — 0.3%
Ainsworth Lumber Co. Ltd., 11.00%, 7/29/15 (a)(g)		519	526,742
Verso Paper Holdings LLC, Series B,
4.05%, 8/01/14 (b)		450	436,500
			963,242
Pharmaceuticals — 0.3%
Valeant Pharmaceuticals International,
6.50%, 7/15/16 (a)		845	843,416
Transportation Infrastructure — 0.4%
Aguila 3 SA, 7.88%, 1/31/18 (a)	CHF	1,100	1,319,380
Wireless Telecommunication Services — 0.9%
Cricket Communications, Inc., 7.75%, 5/15/16	USD	1,950	2,081,625
iPCS, Inc., 2.43%, 5/01/13 (b)		1,155	1,117,463
			3,199,088
Total Corporate Bonds — 22.4%			78,054,665
Floating Rate Loan Interests (b)
Aerospace & Defense — 2.8%
DynCorp International, Term Loan, 6.25%, 4/11/16		1,365	1,372,774
Hawker Beechcraft Acquisition Co., LLC:
Letter of Credit Linked Deposit, 2.31%, 3/26/14		85	74,453
Term Loan, 2.21% – 2.31%, 3/26/14		1,409	1,239,007
SI Organization, Inc., Term Loan B, 4.50%, 11/03/16		2,319	2,319,187
Scitor Corp., Term Loan B, 5.00%, 1/21/17		1,696	1,695,750
TransDigm, Inc., Term Loan (First Lien), 4.00%, 2/14/17		1,995	2,014,627
Wesco Aircraft Hardware Corp., Term Loan B,
4.25%, 4/07/17		1,225	1,236,739
			9,952,537
Airlines — 1.2%
Delta Air Lines, Inc., Term Loan B, 5.50%, 4/20/17		4,250	4,194,219
Auto Components — 0.3%
GPX International Tire Corp., Tranche B Term Loan (c)(f):
8.37%, 3/30/12		274	—
12.00%, 4/11/12		4	—
UCI International, Inc., Term Loan, 5.50%, 7/04/17		948	955,917
			955,917
Beverages — 0.1%
Le-Nature’s, Inc., Tranche B Term Loan,
9.50%, 3/01/11 (c)(f)		1,000	380,000
Biotechnology — 0.2%
Grifols SA, Term Loan B, 6.00%, 6/04/16		710	716,435
Building Products — 3.3%
Armstrong World Industries, Inc., Term Loan B,
4.00%, 3/10/18		1,400	1,408,050
CPG International I, Inc., Term Loan B, 6.00%, 2/03/17		2,145	2,148,646

		Par
Floating Rate Loan Interests (b)		(000)	Value
Building Products (concluded)
Goodman Global, Inc., Initial Term Loan (First Lien),
5.75%, 10/06/16	USD	5,970	$ 6,013,808
Momentive Performance Materials (Blitz 06-103 GmbH):
Tranche B-1 Term Loan, 3.75%, 12/04/13		584	579,056
Tranche B-2B Term Loan, 4.65%, 12/04/13	EUR	819	1,185,172
United Subcontractors, Inc., Term Loan (First Lien),
1.81%, 6/30/15	USD	179	161,251
			11,495,983
Capital Markets — 1.8%
American Capital Ltd., Term Loan B, 7.50%, 12/31/13		624	625,284
HarbourVest Partners, Term Loan (First Lien),
6.25%, 11/10/16		2,370	2,381,379
Marsico Parent Co., LLC, Term Loan, 5.31%, 12/15/14		371	294,728
Nuveen Investments, Inc., (First Lien):
Extended Term Loan, 5.77% – 5.81%, 5/13/17		1,773	1,777,179
Non-Extended Term Loan, 3.27% – 3.31%, 11/13/14		1,175	1,139,889
			6,218,459
Chemicals — 7.9%
AZ Chem US, Inc., Term Loan, 4.75%, 11/21/16		1,242	1,249,021
American Rock Salt Co., LLC, Term Loan B,
5.50%, 4/11/17		1,200	1,209,000
Brenntag Holding GmbH & Co. KG:
Acquisition Facility 1, 1.06% – 3.50%, 1/20/14		414	686,119
Acquisition Facility 1, 3.71% – 3.95%, 1/20/14		232	231,700
Acquisition Facility 2, 4.68% – 4.75%, 1/20/14	EUR	267	397,809
Facility 2 (Second Lien), 6.43%, 7/17/15	USD	1,000	1,004,500
Facility B2, 3.71% – 3.81%, 1/20/14		1,332	1,331,552
Term Loan B, 5.13%, 11/24/37	EUR	414	614,508
Chemtura Corp., Term Facility, 5.50%, 8/01/16	USD	1,800	1,814,251
Gentek, Inc., Term Loan B, 5.00%, 10/06/15		2,189	2,194,472
Ineos US Finance LLC, Senior Credit Term A2 Facility,
7.00%, 12/17/12		98	101,428
MacDermid, Inc., Tranche C Term Loan,
3.40%, 12/15/13	EUR	1,436	2,073,372
Nexeo Solutions LLC, Term Loan B, 5.00%, 8/31/17	USD	1,400	1,405,834
PQ Corp. (FKA Niagara Acquisition, Inc.), Original Term
Facility (First Lien), 3.47% – 3.53%, 7/30/14		1,681	1,635,643
Rockwood Specialties Group, Inc., Term Loan B,
3.75%, 2/01/18		2,200	2,220,625
Styron Sarl, Term Loan, 6.00%, 6/17/16		3,092	3,119,926
Tronox Worldwide LLC, Exit Term Loan, 7.00%, 12/24/15		3,192	3,220,594
Univar, Inc., Term Loan B, 5.00%, 6/30/17		2,993	3,013,340
			27,523,694
Commercial Banks — 1.1%
CIT Group, Inc., Tranche 3 Term Loan, 6.25%, 1/20/12		3,854	3,907,388
Commercial Services & Supplies — 3.0%
AWAS Finance Luxembourg Sarl, Loan, 7.75%, 6/10/16		630	645,339
Altegrity, Inc. (FKA US Investigations Services, Inc.),
Tranche D Term Loan, 7.75%, 2/21/15		2,134	2,145,878
Delos Aircraft, Inc., Term Loan 2, 7.00%, 3/17/16		2,175	2,183,156
Diversey, Inc. (FKA Johnson Diversey, Inc.), Tranche B
Dollar Term Loan, 4.00%, 11/24/15		941	943,897
Protection One, Inc., Term Loan, 6.00%, 4/26/16		804	805,392
Quad/Graphics, Inc., Term Loan, 5.50%, 4/20/16		720	719,262
Synagro Technologies, Inc., Term Loan (First Lien),
2.22% – 2.23%, 4/02/14		1,941	1,829,177
Volume Services America, Inc. (Centerplate),
Term Loan B, 10.50% – 10.75%, 8/24/16		1,219	1,228,017
			10,500,118
Communications Equipment — 1.6%
Avaya, Inc., Term Loan B:
3.06%, 10/24/14		1,284	1,242,482
4.81%, 10/24/17		2,012	1,966,777
CommScope, Inc., Term Loan B, 5.00%, 1/03/18		2,300	2,322,041
			5,531,300

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2011	41

BlackRock Floating Rate Income Trust (BGT)
Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

		Par
Floating Rate Loan Interests (b)		(000)	Value
Construction & Engineering — 0.7%
Brand Energy & Infrastructure Services, Inc. (FR Brand
Acquisition Corp.), Synthetic Letter of Credit,
Term Loan (First Lien), 0.19%, 2/07/14	USD	500	$ 486,875
Safway Services, LLC, First Out Tranche Loan,
9.00%, 12/18/17		2,100	2,100,000
			2,586,875
Consumer Finance — 1.1%
Springleaf Financial Funding Co. (FKA AGFS
Funding Co.), Term Loan, 7.25%, 4/21/15		4,000	4,002,784
Containers & Packaging — 1.0%
Graham Packaging Co., LP:
Term Loan C, 6.75%, 4/05/14		715	720,424
Term Loan D, 6.00%, 8/09/16		1,393	1,403,665
Smurfit Kappa Acquisitions (JSG):
Term B1, 4.21% – 4.39%, 7/16/14	EUR	458	679,889
Term Loan Facility C1, 4.34% – 4.72%, 7/16/15		453	672,100
			3,476,078
Diversified Consumer Services — 2.8%
Coinmach Laundry Corp., Delayed Draw Term Loan,
3.26%, 11/14/14	USD	490	466,701
Coinmach Service Corp., Term Loan,
3.24% – 3.31%, 11/14/14		2,241	2,100,864
Laureate Education:
Closing Date Term Loan, 3.52%, 8/17/14		1,388	1,377,211
Delayed Draw Term Loan, 3.52%, 8/15/14		208	206,205
Series A New Term Loan, 7.00%, 8/15/14		3,089	3,096,757
ServiceMaster Co.:
Closing Date Term Loan, 2.75% – 2.81%, 7/24/14		2,505	2,462,544
Delayed Draw Term Loan, 2.72%, 7/24/14		249	245,233
			9,955,515
Diversified Financial Services — 2.1%
Reynolds Group Holdings, Inc., Term Loan B,
6.88%, 2/09/18	EUR	5,000	7,368,722
Diversified Telecommunication Services — 3.5%
Hawaiian Telcom Communications, Inc., Term Loan,
9.00%, 10/28/15	USD	1,814	1,852,222
Integra Telecom Holdings, Inc., Term Loan,
9.25%, 4/15/15		2,010	2,013,591
Level 3 Financing, Inc.:
Add on Term Loan, 11.50%, 3/13/14		325	346,938
Tranche A Incremental Term Loan, 2.53%, 3/13/14		2,550	2,508,960
US Telepacific Corp., Term Loan B, 5.75%, 2/18/17		1,925	1,928,609
Wind Telecomunicazioni SpA, Term Loan B,
5.69%, 11/18/17	EUR	2,500	3,703,942
			12,354,262
Electronic Equipment, Instruments & Components — 1.4%
CDW LLC (FKA CDW Corp.):
Extended Term Loan B, 4.50%, 7/15/17	USD	1,115	1,115,165
Non-Extended Term Loan, 3.97%, 10/10/14		1,612	1,609,365
Flextronics International Ltd., Closing Date Loan B,
2.49%, 10/01/12		2,221	2,206,883
			4,931,413
Energy Equipment & Services — 1.8%
MEG Energy Corp., Term Loan B, 4.00%, 3/14/18		6,100	6,150,831
Food & Staples Retailing — 3.5%
AB Acquisitions UK Topco 2 Ltd. (FKA Alliance Boots),
Facility B1, 3.59%, 7/09/15	GBP	4,525	7,293,791
Advance Pierre Foods, Term Loan (Second Lien),
11.25%, 7/29/17	USD	1,400	1,422,750
Pilot Travel Centers LLC, Term Loan B, 4.25%, 3/25/18		1,800	1,809,643
U.S. Foodservice, Inc., Term Loan B, 2.71%, 7/03/14		1,886	1,821,167
			12,347,351

		Par
Floating Rate Loan Interests (b)		(000)	Value
Food Products — 6.5%
Advance Pierre Foods, Term Loan (Second Lien),
7.00%, 9/29/16	USD	2,159	$ 2,170,846
Birds Eye Iglo Group Ltd. (Liberator Midco Ltd.):
Sterling Tranche Loan (Mezzanine),
11.36%, 11/02/15	GBP	439	741,510
Term Loan B, 5.61%, 4/30/16	EUR	3,000	4,457,136
CII Investment, LLC (FKA Cloverhill):
Delayed Draw Term Loan,
1.00% – 8.50%, 10/14/14	USD	329	325,863
Term Loan A, 8.25% – 8.50%, 10/14/14		928	913,598
Term Loan B, 8.25% – 8.50%, 10/14/14		1,128	1,116,797
Del Monte Corp., Term Loan B, 4.50%, 2/01/18		8,600	8,634,882
Green Mountain Coffee Roasters, Inc., Term B Facility,
5.50%, 9/14/16		898	908,972
Michaels Stores, Inc., Term Loan B, 4.25%, 2/28/18		1,297	1,306,927
Pinnacle Foods Finance LLC, Tranche D Term Loan,
6.00%, 4/02/14		1,468	1,486,084
Solvest, Ltd. (Dole):
Tranche B-1 Term Loan, 5.50%, 3/02/17		148	149,289
Tranche C-1 Term Loan, 5.00%, 3/02/17		369	372,369
			22,584,273
Health Care Equipment & Supplies — 0.7%
Biomet, Inc., Euro Term Loan, 4.13% – 4.15%, 3/25/15 EUR		991	1,462,693
DJO Finance LLC (FKA ReAble Therapeutics
Finance LLC), Term Loan, 3.21%, 5/20/14	USD	907	902,310
			2,365,003
Health Care Providers & Services — 4.4%
CHS/Community Health Systems, Inc.:
Extended Term Loan, 3.81%, 1/25/17		67	65,672
Non-Extended Delayed Draw Term Loan,
2.56%, 7/25/14		102	99,168
Non-Extended Term Loan, 2.56%, 7/25/14		1,977	1,926,980
ConvaTec Ltd., Dollar Term Loan, 5.75%, 12/20/16		1,222	1,225,375
DaVita, Inc., Tranche B Term Loan, 4.50%, 10/20/16		1,895	1,911,028
Emergency Medical Services Corp., Term Loan B,
5.50%, 4/14/18		2,200	2,212,650
Harden Healthcare, Inc.:
Tranche A Additional Term Loan, 7.75%, 3/02/15		1,531	1,500,414
Tranche A Term Loan, 8.50%, 2/22/15		879	861,699
inVentiv Health, Inc. (FKA Ventive Health, Inc.):
Term Loan, 4.75%, 8/14/16		2,062	2,071,384
Term Loan B2, 4.75%, 8/04/16		532	533,164
Renal Advantage Holdings, Inc., Tranche B Term Loan,
5.75%, 11/12/16		1,496	1,511,212
Vanguard Health Holding Co. II, LLC (Vanguard Health
Systems, Inc.), Initial Term Loan, 5.00%, 1/29/16		1,558	1,561,905
			15,480,651
Health Care Technology — 1.0%
IMS Health, Inc., Term Loan B, 4.50%, 2/26/16		2,569	2,582,526
MedAssets, Inc., Term Loan B, 5.25%, 11/15/16		1,022	1,030,713
			3,613,239
Hotels, Restaurants & Leisure — 8.1%
Ameristar Casinos, Inc., Term Loan B, 4.00%, 3/29/18		1,950	1,966,713
BLB Worldwide Holdings, Inc. (Wembley, Inc.),
Loan (Exit), 8.50%, 11/05/15		1,421	1,427,608
Dunkin’ Brands, Inc., Term Loan B, 4.25%, 11/23/17		2,293	2,309,466
Gateway Casinos & Entertainment, Ltd., Term Loan B,
6.50%, 10/20/15	CAD	4,429	4,716,048
Harrah’s Operating Co., Inc.:
Term Loan B-2, 3.30%, 1/28/15	USD	1,000	936,250
Term Loan B-3, 3.24%, 1/28/15		7,488	7,017,164
Term Loan B-4, 9.50%, 10/31/16		658	697,175
OSI Restaurant Partners, LLC, Pre-Funded RC Loan,
2.52%, 6/14/13		32	31,524

See Notes to Financial Statements.
42	SEMI-ANNUAL REPORT	APRIL 30, 2011

BlackRock Floating Rate Income Trust (BGT)
Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

		Par
Floating Rate Loan Interests (b)		(000)	Value
Hotels, Restaurants & Leisure (concluded)
SeaWorld Parks & Entertainment, Inc. (FKA SW
Acquisitions Co., Inc.), Term Loan B, 4.00%, 8/16/17 USD		1,976	$ 1,989,243
Six Flags Theme Parks, Inc., Tranche B Term Loan
(First Lien), 5.25%, 6/30/16		2,225	2,238,770
Universal City Development Partners Ltd., Term Loan,
5.50%, 11/06/14		402	404,348
VML US Finance LLC (FKA Venetian Macau):
New Project Term Loan, 4.72%, 5/27/13		150	150,397
Term B Delayed Draw Project Loan, 4.72%, 5/25/12		1,638	1,638,545
Term B Funded Project Loan, 4.72%, 5/27/13		2,685	2,686,260
			28,209,511
Household Durables — 0.4%
Berkline/Benchcraft, LLC, Term Loan,
4.04%, 11/03/11 (c)(f)		133	6,656
Visant Corp. (FKA Jostens), Term Loan,
5.25%, 12/22/16		1,321	1,326,119
			1,332,775
Household Products — 0.4%
Armored Auto Group, Inc. (Viking Acquisition, Inc.),
Term Loan B, 6.00%, 11/05/16		1,576	1,568,170
IT Services — 4.7%
Amadeus IT Group SA/Amadeus Verwaltungs GmbH
(WAM Acquisition):
Term B3 Facility, 4.47%, 6/30/13	EUR	615	908,818
Term B4 Facility, 4.47%, 6/30/13	USD	317	468,906
Term C3 Facility, 4.97%, 6/30/14		615	908,817
Term C4 Facility, 4.97%, 6/30/14		314	463,391
Ceridian Corp., US Term Loan, 3.21%, 11/09/14		1,867	1,828,967
First Data Corp.:
Initial Tranche B-1 Term Loan, 2.96%, 9/24/14		4,434	4,207,566
Initial Tranche B-2 Term Loan, 2.96%, 9/24/14		833	790,483
Initial Tranche B-3 Term Loan, 2.96%, 9/24/14		2,921	2,771,716
TransUnion LLC, Replacement Term Loan,
4.75%, 2/03/18		2,860	2,876,848
Travelex Plc:
Tranche B5, 2.93%, 10/31/13		637	633,629
Tranche C5, 3.43%, 10/31/14		632	628,211
			16,487,352
Independent Power Producers & Energy Traders — 2.6%
Calpine Corp., Term Loan B, 4.50%, 3/04/18		5,525	5,573,310
Texas Competitive Electric Holdings Co., LLC (TXU):
Initial Tranche B-1 Term Loan,
3.73% – 3.75%, 10/10/14		2,439	2,077,111
Initial Tranche B-2 Term Loan,
3.73% – 3.75%, 10/10/14		624	531,261
Initial Tranche B-3 Term Loan, 3.73%, 10/10/14		1,099	935,397
			9,117,079
Industrial Conglomerates — 1.1%
Sequa Corp., Term Loan, 3.50% – 3.56%, 12/03/14		1,497	1,484,139
Tomkins Plc, Term Loan B, 4.25%, 9/29/16		2,194	2,212,961
			3,697,100
Insurance — 0.6%
CNO Financial Group, Inc., Term Loan, 7.50%, 9/30/16		2,058	2,073,771
Internet & Catalog Retail — 0.2%
FTD Group, Inc., Tranche B Term Loan, 6.75%, 8/26/14		536	537,258
Machinery — 0.3%
Navistar Financial Corp., Term Loan B, 4.56%, 12/16/12		1,020	1,017,702
Marine — 0.3%
Horizon Lines, LLC:
Revolving Loan, 0.50% – 8.00%, 8/08/12		676	657,461
Term Loan, 6.06%, 8/08/12		317	312,544
			970,005

		Par
Floating Rate Loan Interests (b)		(000)	Value
Media — 22.8%
Acosta, Inc., Term Loan, 4.75%, 2/03/18	USD	2,550	$ 2,564,874
Affinion Group, Inc., Tranche B Term Loan,
5.00%, 10/09/16		2,379	2,380,489
Amsterdamse Beheer — En Consultingmaatschappij BV
(Casema), Kabelcom Term Loan Facility B,
3.95%, 9/12/14	EUR	619	915,395
Atlantic Broadband Finance, LLC, Term Loan B,
4.00%, 3/09/16	USD	973	978,081
Bresnan Telecommunications Co. LLC, Term Loan,
4.50%, 11/30/17		3,066	3,087,908
Cengage Learning Acquisitions, Inc. (Thomson Learning):
Term Loan, 2.46%, 7/03/14		3,731	3,586,883
Tranche 1 Incremental Term Loan, 7.50%, 7/03/14		1,127	1,132,555
Charter Communications Operating, LLC:
Term Loan B, 7.25%, 3/06/14		522	529,516
Term Loan C, 3.56%, 9/06/16		1,131	1,133,952
Clarke American Corp., Term Facility,
2.71% – 2.81%, 6/30/14		1,086	1,039,351
Clear Channel Communications, Inc., Term Loan B,
3.92%, 1/21/16		2,385	2,123,313
Echostar DBS Corp., Bridge Loan, 0.00%, 1/31/19		3,545	4
Getty Images, Inc., Initial Term Loan, 5.25%, 10/29/16		2,587	2,611,253
HMH Publishing Co., Ltd., Tranche A Term Loan,
6.03%, 6/12/14		1,927	1,869,286
Hubbard Radio LLC, Term Loan (Second Lien),
5.25%, 4/12/17		1,100	1,111,000
Intelsat Jackson Holdings SA (FKA Intel Jackson
Holdings Ltd.), Tranche B Term Loan, 5.25%, 3/07/18		8,250	8,323,475
Interactive Data Corp., Term Loan, 4.75%, 2/08/18		3,400	3,417,510
Kabel Deutschland GmbH:
Facility A1 (Consent and Roll), 3.46%, 6/01/12	EUR	3,913	5,795,805
Mezzanine, 5.21%, 12/31/16		1,000	1,486,542
Knology, Inc., Term Loan B, 4.00%, 8/31/17	USD	1,147	1,151,069
Lavena Holding 3 GmbH (Prosiebensat.1 Media AG):
Facility B1, 3.68%, 6/28/15	EUR	304	414,050
Facility C1, 3.93%, 6/30/16		608	828,100
Liberty Cablevision of Puerto Rico, Ltd., Initial Term
Facility, 2.31%, 6/17/14	USD	1,444	1,429,313
MCNA Cable Holdings LLC (OneLink Communications),
Loan, 6.97%, 3/01/13		901	847,079
Mediacom Illinois, LLC (FKA Mediacom Communications,
LLC), Tranche D Term Loan, 5.50%, 3/31/17		2,224	2,225,546
Newsday, LLC:
Fixed Rate Term Loan, 10.50%, 8/01/13		1,500	1,595,625
Floating Rate Term Loan, 6.53%, 8/01/13		1,250	1,267,188
Nielsen Finance LLC, Dollar Term Loan:
Class A Dollar, 2.23%, 8/09/13		65	65,032
Class B, 3.98%, 5/01/16		2,258	2,263,735
Sinclair Television Group, Inc., Term Loan B,
4.00%, 10/29/15		845	847,011
Springer Science+Business Media SA, Facility A1,
6.75%, 7/01/16	EUR	3,200	4,763,379
Sunshine Acquisition Ltd. (FKA HIT Entertainment),
Term Facility, 5.56%, 6/01/12	USD	1,965	1,940,912
Telesat Canada:
Delayed Draw Term Loan, 3.22%, 10/31/14		375	374,573
Term Loan B, 3.22%, 10/31/14		4,368	4,360,720
UPC Broadband Holding BV, Term U, 4.96%, 12/31/17	EUR	2,036	2,994,083
Univision Communications, Inc., Extended Term Loan
(First Lien), 4.46%, 3/29/17		2,452	2,395,370
Virgin Media Investment Holdings Ltd., Facility B,
4.57%, 12/31/15	GBP	1,822	3,046,986
Weather Channel, Term Loan B, 4.25%, 2/01/17	USD	2,843	2,868,341
			79,765,304

See Notes to Financial Statements.
SEMI-ANNUAL REPORT	APRIL 30, 2011	43

BlackRock Floating Rate Income Trust (BGT)
Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

		Par
Floating Rate Loan Interests (b)		(000)	Value
Metals & Mining — 2.8%
Novelis Corp., Term Loan, 4.00%, 11/29/16	USD	3,491	$ 3,522,891
Walter Energy, Inc., Term Loan B, 4.00%, 2/04/18		6,100	6,148,800
			9,671,691
Multi-Utilities — 0.0%
Mach Gen, LLC, Synthetic Letter of Credit Loan
(First Lien), 2.31%, 2/22/13		69	63,926
Multiline Retail — 2.0%
Hema Holding BV:
Facility B, 2.99%, 7/06/15	EUR	172	251,635
Facility C, 3.74%, 7/05/16		172	251,636
Facility D, 5.99%, 1/01/17		3,800	5,543,945
The Neiman Marcus Group, Inc., Term Loan,
4.31%, 4/06/13	USD	796	796,463
			6,843,679
Oil, Gas & Consumable Fuels — 1.4%
Alpha Natural Resources, Inc., Bridge Loan,
5.25%, 1/12/28		4,700	—
EquiPower Resources Holdings, LLC, Term Facility B,
5.75%, 1/04/18		1,975	1,989,813
Obsidian Natural Gas Trust, Term Loan,
7.00%, 11/30/15		2,831	2,901,579
			4,891,392
Paper & Forest Products — 0.1%
Verso Paper Finance Holdings LLC, Term Loan,
6.55% – 7.30%, 2/01/13 (g)		398	358,378
Personal Products — 0.4%
NBTY, Inc., Term Loan B, 4.25%, 10/01/17		1,397	1,405,228
Pharmaceuticals — 1.4%
Axcan Intermediate Holdings, Inc., Term Loan,
5.50%, 1/25/17		2,693	2,687,360
Warner Chilcott Corp.:
Term Loan B1, 4.25%, 3/17/18		960	966,901
Term Loan B2, 4.25%, 3/17/18		480	483,450
Term Loan B3, 4.25%, 3/17/18		660	664,744
			4,802,455
Professional Services — 1.0%
Booz Allen Hamilton, Inc., Term Loan B, 4.00%, 8/01/17		1,800	1,818,900
Fifth Third Processing Solutions, LLC, Term Loan B
(First Lien), 5.50%, 10/21/16		1,610	1,622,240
			3,441,140
Real Estate Investment Trusts (REITs) — 1.0%
iStar Financial, Inc., Term Loan A, 5.00%, 6/28/13		3,479	3,450,408
Real Estate Management & Development — 1.8%
Pivotal Promontory, LLC, Term Loan (Second Lien),
3.25%, 8/31/11 (c)(f)		750	1
Realogy Corp.:
Term Loan B, 4.56%, 10/16/16		6,019	5,648,213
Term Loan C, 4.64%, 10/16/16		509	477,494
			6,125,708
Semiconductors & Semiconductor Equipment — 0.5%
Freescale Semiconductor, Inc., Extended Maturity
Term Loan, 4.49%, 12/01/16		564	564,410
Microsemi Corp., Term Loan B, 4.00%, 10/25/17		1,097	1,086,605
			1,651,015
Software — 0.5%
Bankruptcy Management Solutions, Inc.:
Facility (Second Lien), 8.30%, 8/20/15		249	14,955
Term Loan B, 7.50%, 8/20/14		719	280,550

		Par
Floating Rate Loan Interests (b)		(000)	Value
Software (concluded)
Rovi Corp., Term Loan B, 4.00%, 2/07/18	USD	1,000	$ 1,007,500
Vertafore, Inc., Term Loan B, 5.25%, 7/31/16		343	344,602
			1,647,607
Specialty Retail — 3.9%
Burlington Coat Factory Warehouse Corp., Term Loan B,
6.25%, 2/18/17		1,072	1,069,930
General Nutrition Centers, Inc., Term Loan B,
4.25%, 2/15/18		2,625	2,633,203
J. Crew Group, Inc., Term Loan B, 4.75%, 2/01/18		1,395	1,392,001
Jo-Ann Stores, Inc., Term Loan B, 4.75%, 3/10/18		900	899,438
Matalan Finance Plc, Term Facility, 5.62%, 3/24/16	GBP	1,201	1,989,631
Michaels Stores, Inc., Term Loan B-1,
2.56% – 2.63%, 10/31/13	USD	820	811,749
Petco Animal Supplies, Inc., Term Loan B,
4.50%, 11/24/17		2,732	2,754,601
Toys ‘R’ US, Inc., Term Loan B, 6.00%, 8/17/16		1,975	1,988,231
			13,538,784
Textiles, Apparel & Luxury Goods — 1.3%
Phillips-Van Heusen Corp., Term Loan B,
3.92%, 5/04/16	EUR	3,037	4,542,519
Wireless Telecommunication Services — 2.2%
Digicel International Finance Ltd., US Term Loan
(Non-Rollover), 2.81%, 3/30/12	USD	3,044	2,998,229
MetroPCS Wireless, Inc., Term Loan B, 4.00%, 3/31/18		2,244	2,242,265
Vodafone Americas Finance 2 Inc., Initial Loan,
6.88%, 7/30/15 (g)		2,329	2,399,377
			7,639,871
Total Floating Rate Loan Interests — 115.6%			403,442,875
Foreign Agency Obligations
Argentina Bonos:
0.68%, 8/03/12 (b)		2,500	2,417,121
7.00%, 10/03/15		2,000	1,897,945
Colombia Government International Bond,
3.86%, 3/17/13 (b)		840	859,740
Uruguay Government International Bond,
6.88%, 1/19/16	EUR	950	1,533,731
Total Foreign Agency Obligations — 1.9%			6,708,537
	Beneficial
	Interest
Other Interests (h)	(000)
Auto Components — 0.9%
Delphi Debtor-in-Possession Holding Co. LLP,
Class B Membership Interests (c)		—(i)	2,937,364
Lear Corp. Escrow (c)	USD	500	13,750
			2,951,114
Diversified Financial Services — 0.3%
J.G. Wentworth LLC, Preferred Equity Interests (c)(j)		1	1,202,481
Health Care Providers & Services — 0.0%
Critical Care Systems International, Inc. (c)		1	95
Hotels, Restaurants & Leisure — 0.0%
Wembley Contigent (c)		2	12,000
Household Durables — 0.0%
Berkline Benchcraft Equity LLC (c)		6	—
Total Other Interests — 1.2%			4,165,690

See Notes to Financial Statements.
44	SEMI-ANNUAL REPORT	APRIL 30, 2011

BlackRock Floating Rate Income Trust (BGT)
Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

Warrants (k)	Shares	Value
Chemicals — 0.0%
British Vita Holdings Co. (Non-Expiring) (a)	166	$ 49,174
Media — 0.0%
New Vision Holdings LLC:
(Expires 9/30/14)	3,424	34
(Expires 9/30/14)	19,023	190
		224
Software — 0.0%
Bankruptcy Management Solutions, Inc.
(Expires 9/29/17)	251	3
HMH Holdings/EduMedia (Expires 3/09/17)	21,894	—
		3
Total Warrants — 0.0%		49,401
Total Long-Term Investments
(Cost — $494,186,706) — 144.9%		505,724,203
Short-Term Securities
BlackRock Liquidity Funds, TempFund,
Institutional Class, 0.10% (l)(m)	4,289,208	4,289,208
Total Short-Term Securities
(Cost — $4,289,208) — 1.2%		4,289,208
Options Purchased	Contracts
Over-the-Counter Call Options — 0.0%
Marsico Parent Superholdco LLC,
Strike Price USD 942.86, Expires 12/21/19,
Broker Goldman Sachs Bank USA	26	—
Total Options Purchased
(Cost — $25,422) — 0.0%		—
Total Investments (Cost — $498,501,336*) — 146.1%		510,013,411
Liabilities in Excess of Other Assets — (46.1)%		(160,866,221)
Net Assets — 100.0%		$349,147,190

* The cost and unrealized appreciation (depreciation) of investments as of April 30,
2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$ 495,744,368
Gross unrealized appreciation	$ 21,127,077
Gross unrealized depreciation	(6,858,034)
Net unrealized appreciation	$ 14,269,043

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b) Variable rate security. Rate shown is as of report date.
(c) Non-income producing security.
(d) Convertible security.
(e) Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(f) Issuer filed for bankruptcy and/or is in default of interest payments.
(g) Represents a payment-in-kind security which may pay interest/dividends in additional par/shares.
(h) Other interests represent beneficial interest in liquidation trusts and other reorgani-
zation entities and are non-income producing.
(i) Amount is less than $1,000.
(j) The investment is held by a wholly owned taxable subsidiary of the Fund.
(k) Warrants entitle the Fund to purchase a predetermined number of shares of com-
mon stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.
(l) Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:

	Shares Held at		Shares Held at
	October 31,	Net	April 30,
Affiliate	2010	Activity	2011	Income
BlackRock Liquidity
Funds, TempFund,
Institutional Class	8,770,511	(4,481,303)	4,289,208	$3,856

(m) Represents the current yield as of report date.

• For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management.
These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

• Foreign currency exchange contracts as of April 30, 2011 were as follows:

Currency		Currency			Settlement	Unrealized
Purchased			Sold	Counterparty	Date	Depreciation
USD	4,493,817	CAD	4,345,000	BNP Paribas SA	7/07/11	$ (91,423)
USD	1,196,323	CHF	1,099,500	Citibank NA	7/07/11	(75,299)
USD 13,115,303		GBP	8,031,500	Deutsche
				Bank AG	7/07/11	(288,738)
USD	668,551	GBP	408,000	Royal Bank
				of Scotland Plc	7/07/11	(12,374)
USD 62,410,712		EUR 42,933,500		UBS AG	7/27/11	(1,027,233)
Total						$ (1,495,067)

• Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are summarized in three broad levels for financial statement purposes as follows:
• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities
• Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
• Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the
Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to Note 1 of the
Notes to Financial Statements.

See Notes to Financial Statements.
SEMI-ANNUAL REPORT	APRIL 30, 2011	45

BlackRock Floating Rate Income Trust (BGT)
Schedule of Investments (continued)

The following tables summarize the inputs used as of April 30, 2011 in determining the fair valuation of the Fund’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term
Investments:
Asset-Back
Securities	—	$ 4,127,544	$ 7,134,421	$ 11,261,965
Common
Stocks	$ 180,455	1,121,920	738,695	2,041,070
Corporate
Bonds	—	74,550,837	3,503,828	78,054,665
Floating
Rate Loan
Interests	—	358,301,963	45,140,912	403,442,875
Foreign Agency
Obligations	—	2,393,471	4,315,066	6,708,537
Other
Interests	—	—	4,165,690	4,165,690
Warrants	—	49,174	227	49,401
Short-Term
Securities	4,289,208	—	—	4,289,208
Unfunded Loan
Commitments	—	3,001	—	3,001
Liabilities:
Unfunded Loan
Commitments	—	(37,048)	(1,470)	(38,518)
Total	$ 4,469,663	$440,510,862	$ 64,997,369	$509,977,894

Derivative Financial Instruments[1]

Valuation Inputs	Level 1	Level 2	Level 3	Total
Liabilities:
Foreign
currency
exchange
contracts	—	$ (1,495,067)	—	$ (1,495,067)

1 Derivative financial instruments are foreign currency exchange contracts and options. Foreign currency exchange contracts are shown at the unrealized appreciation/depreciation on the instrument and options are shown at value.

See Notes to Financial Statements.
46	SEMI-ANNUAL REPORT	APRIL 30, 2011

BlackRock Floating Rate Income Trust (BGT)
Schedule of Investments (concluded)

The following tables are a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

								Unfunded	Unfunded
				Floating	Foreign			Loan	Loan
	Asset-Backed Common		Corporate	Rate Loan	Agency	Other	Preferred Commitments Commitments
	Securities	Stocks	Bonds	Interests	Obligations	Interests	Securities	Assets	Liabilities Warrants Total
Assets/Liabilities:
Balance as of
October 31, 2010	—	$ 595,520	$ 61,912	$64,699,477 $ 4,228,067		$ 5,533,239	$ 85,828	$ 160,394	—	$ 227	$ 75,364,664
Accrued discounts/
premiums	$ 25,883	—	101,940	194,272	105,249	—	—	—	—	—	427,344
Realized gain (loss)	—	(153,348)	(1,019,809)	(4,389,264)	—	1,982,049	136,990	—	—	—	(3,443,382)
Change in unrealized
appreciation/
depreciation[1]	(61,912)	592,392	1,155,437	6,299,025	(18,250)	(539,552)	(31,032)	(160,394)	$ (1,470)	—	7,234,244
Purchases	6,613,650	—	3,334,116	21,737,671	—	16,479	—	—	—	—	31,701,916
Sales	—	(452,581)	(129,768)	(27,996,629)	—	(2,826,525)	(191,786)	—	—	—	(31,597,289)
Transfer In2	556,800	156,712	—	6,598,512	—	—	—	—	—	—	7,312,024
Transfer Out[2]	—	—	—	(22,002,152)	—	—	—	—	—	—	(22,002,152)
Balance as of
April 30, 2011	$7,134,421	$ 738,695	$3,503,828	$45,140,912 $ 4,315,066 $ 4,165,690			—	—	$ (1,470)	$ 227	$ 64,997,369

1 Included in the related net change in unrealized appreciation/depreciation in the Statements of Operations. The change in unrealized appreciation/depreciation on investments still held at April 30, 2011 was $1,246,867.
2 The Fund’s policy is to recognize transfers in and transfers out as of the beginning of the period of the event or the change in circumstances that caused the transfer.

The following table is a reconciliation of Level 3 derivative financial instruments for which significant unobservable inputs were used to determine fair value:

Credit Contracts
Assets
Balance, as of October 31, 2010	$ 19,172
Accrued discounts/premiums	—
Net realized gain (loss)	—
Net change in unrealized appreciation/depreciation	—
Purchases	—
Issuances[3]	—
Sales	—
Settlements[4]	(19,172)
Transfers in5	—
Transfers out[5]	—
Balance, as of April 30, 2011	—

3 Issuances represent upfront cash received on certain derivative financial instruments.
4 Settlements represent periodic contractual cash flows and/or cash flows to terminate certain derivative financial instruments.
5 The Fund’s policy is to recognize transfers in and transfers out as of the beginning of the period of the event or the change in circumstances that caused the transfer.

A reconciliation of Level 3 investments and derivatives is presented when the Fund had a significant amount of Level 3 investments and derivatives at the beginning and/or end of the period in relation to net assets.

See Notes to Financial Statements.
SEMI-ANNUAL REPORT	APRIL 30, 2011	47

Statements of Assets and Liabilities
	BlackRock	BlackRock	BlackRock	BlackRock	BlackRock
	Credit	Credit	Credit	Credit	Floating
	Allocation	Allocation	Allocation	Allocation	Rate
	Income	Income	Income	Income	Income
	Trust I, Inc.	Trust II, Inc.	Trust III	Trust IV	Trust
April 30, 2011 (Unaudited)	(PSW)	(PSY)	(BPP)	(BTZ)	(BGT)
Assets
Investments at value — unaffiliated[1]	$ 146,292,491	$ 617,529,973	$ 277,418,251	$ 927,774,168	$ 505,724,203
Investments at value — affiliated[2]	183,531	2,023,400	1,547,481	500	4,289,208
Unrealized appreciation on swaps	7,854	34,718	30,192	105,041	—
Unrealized appreciation on unfunded loan commitments	—	—	—	—	3,001
Unrealized appreciation on foreign currency exchange contracts	—	11,307	—	—	—
Foreign currency at value[3]	427	—	532	49	2,166,169
Cash pledged as collateral for swaps	—	—	—	3,599,943	—
Cash pledged as collateral for financial futures contracts	370,000	1,464,000	340,000	1,070,000	—
Interest receivable	2,203,035	9,738,952	4,095,153	14,158,949	3,319,026
Investments sold receivable	637,270	4,426,382	2,122,322	4,846,123	20,722,327
Swaps receivable	168,276	32,676	308,616	166,473	—
Dividends receivable	4,623	17,412	8,603	552,697	1,704
Options written receivable	—	—	9,360	914,040	—
Swap premiums paid	—	—	135,616	—	—
Commitment fees receivable	—	—	—	—	7,596
Prepaid expenses	16,086	46,009	34,632	99,977	130,609
Other assets	—	122,779	56,614	137,046	107,640
Total assets	149,883,593	635,447,608	286,107,372	953,425,006	536,471,483
Liabilities
Reverse repurchase agreements	37,802,596	154,459,791	53,379,280	200,550,720	—
Loan payable	—	—	—	—	157,000,000
Options written at value[4]	153,823	656,759	892,581	3,071,731	—
Unrealized depreciation on unfunded loan commitments	—	—	—	—	38,518
Unrealized depreciation on foreign currency exchange contracts	—	—	—	—	1,495,067
Unrealized depreciation on swaps	120,145	506,560	250,073	840,664	—
Bank overdraft	—	1,290,593	—	111,208	197,668
Swap premiums received	172,223	736,849	24,030	84,749	—
Investments purchased payable	120,988	2,526,058	181,364	610,327	27,675,927
Investment advisory fees payable	73,483	310,100	151,862	507,395	272,790
Margin variation payable	34,219	147,048	32,351	102,281	—
Income dividends payable	26,419	129,505	42,214	283,683	—
Interest expense payable	26,196	112,722	38,790	117,527	121,459
Swaps payable	23,205	96,666	50,122	162,600	—
Officer’s and Directors’ fees payable	1,200	89,361	57,183	145,251	111,479
Other affiliates payable	—	—	1,788	—	—
Deferred income	—	—	—	—	175,075
Other accrued expenses payable	13,093	—	97,712	102,090	236,310
Total liabilities	38,567,590	161,062,012	55,199,350	206,690,226	187,324,293
Net Assets	$ 111,316,003	$ 474,385,596	$ 230,908,022	$ 746,734,780	$ 349,147,190
Net Assets Consist of
Paid-in capital[5,6,7]	$ 236,754,281	$ 937,350,272	$ 422,218,171	$1,123,084,063	$ 428,397,626
Undistributed (distributions in excess of) net investment income	297,823	675,221	240,381	(550,386)	7,873,237
Accumulated net realized loss	(131,451,449)	(483,443,229)	(199,693,618)	(399,369,686)	(96,669,997)
Net unrealized appreciation/depreciation	5,715,348	19,803,332	8,143,088	23,570,789	9,546,324
Net Assets	$ 111,316,003	$ 474,385,596	$ 230,908,022	$ 746,734,780	$ 349,147,190
Net asset value	$ 10.79	$ 11.63	$ 12.50	$ 14.41	$ 14.79
[1] Investments at cost — unaffiliated	$ 140,296,266	$ 596,218,531	$ 269,117,350	$ 903,717,139	$ 494,212,128
[2] Investments at cost — affiliated	$ 183,531	$ 2,023,400	$ 1,547,481	$ 500	$ 4,289,208
[3] Foreign currency at cost	$ 413	—	$ 459	$ 43	$ 2,140,480
[4] Premiums received	$ 255,600	$ 1,087,200	$ 1,110,600	$ 3,805,700	—
[5] Common Shares par value per share	$ 0.10	$ 0.10	$ 0.001	$ 0.001	$ 0.001
[6] Common Shares outstanding	10,311,941	40,807,418	18,467,785	51,828,157	23,603,223
[7] Common Shares authorized	199,994,540	199,978,000	unlimited	unlimited	unlimited

See Notes to Financial Statements.
48	SEMI-ANNUAL REPORT	APRIL 30, 2011

Statements of Operations
	BlackRock	BlackRock	BlackRock	BlackRock	BlackRock
	Credit	Credit	Credit	Credit	Floating
	Allocation	Allocation	Allocation	Allocation	Rate
	Income	Income	Income	Income	Income
	Trust I, Inc.	Trust II, Inc.	Trust III	Trust IV	Trust
Six Months Ended April 30, 2011 (Unaudited)	(PSW)	(PSY)	(BPP)	(BTZ)	(BGT)
Investment Income
Interest	$ 3,810,133	$ 16,552,308	$ 7,228,830	$ 24,109,606	$ 14,406,696
Dividends — unaffiliated	141,392	150,707	18,255	931,620	—
Income — affiliated	1,655	6,501	7,230	24,430	8,675
Foreign taxes withheld	(1,331)	(5,814)	(2,813)	(8,558)	—
Facility and other fees	—	—	—	—	257,180
Total income	3,951,849	16,703,702	7,251,502	25,057,098	14,672,551
Expenses
Investment advisory	415,013	1,836,317	879,467	2,945,801	1,733,011
Professional	35,608	139,117	43,204	134,308	172,509
Transfer agent	18,811	47,970	6,043	8,041	11,476
Accounting services	11,289	46,336	27,491	58,134	29,001
Custodian	6,093	18,012	10,807	21,827	77,110
Printing	5,782	24,257	34,617	73,036	31,706
Officer and Directors	5,746	26,109	13,874	38,905	19,275
Registration	4,691	6,972	4,908	8,399	4,766
Commissions for Preferred Shares	2,942	26,109	5,299	26,813	4,139
Borrowing costs[1]	—	—	—	—	176,322
Miscellaneous	20,066	28,254	22,542	46,416	42,749
Total expenses excluding interest expense	526,041	2,199,453	1,048,252	3,361,680	2,302,064
Interest expense	42,365	144,983	56,169	158,730	610,537
Total expenses	568,406	2,344,436	1,104,421	3,520,410	2,912,601
Less fees waived by advisor	(647)	(2,820)	(2,875)	(9,161)	(232,918)
Total expenses after fees waived	567,759	2,341,616	1,101,546	3,511,249	2,679,683
Net investment income	3,384,090	14,362,086	6,149,956	21,545,849	11,992,868
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	906,682	1,429,985	922,503	3,417,614	1,510,459
Financial futures contracts	(52,177)	(48,097)	(122,670)	(635,711)	—
Swaps	37,489	151,887	92,590	369,357	1,581
Foreign currency transactions	73	128	—	—	(8,593,007)
	892,067	1,533,903	892,423	3,151,260	(7,080,967)
Net change in unrealized appreciation/depreciation on:
Investments	(283,666)	959,182	1,123,909	(3,986,997)	13,307,760
Financial futures contracts	(273,121)	(1,401,049)	(116,626)	(712,327)	—
Swaps	(112,291)	(471,842)	(219,881)	(735,623)	(19,172)
Foreign currency transactions	(19)	3	32	2	4,045,018
Options written	101,777	430,441	218,019	733,969	—
Unfunded loan commitments	—	—	—	—	(153,204)
	(567,320)	(483,265)	1,005,453	(4,700,976)	17,180,402
Total realized and unrealized gain (loss)	324,747	1,050,638	1,897,876	(1,549,716)	10,099,435
Dividends to Preferred Shareholders From
Net investment income	(61,138)	(504,314)	(23,469)	(646,135)	(90,614)
Net Increase in Net Assets Resulting from Operations	$ 3,647,699	$ 14,908,410	$ 8,024,363	$ 19,349,998	$ 22,001,689

1 See Note 8 of the Notes to the Financial Statements for details of short-term borrowings.

See Notes to Financial Statements.
SEMI-ANNUAL REPORT	APRIL 30, 2011	49

Statements of Changes in Net Assets
	BlackRock Credit Allocation		BlackRock Credit Allocation
	Income Trust I, Inc. (PSW)		Income Trust II, Inc. (PSY)
	Six Months		Six Months
	Ended		Ended
	April 30,	Year Ended	April 30,	Year Ended
	2011	October 31,	2011	October 31,
Increase (Decrease) in Net Assets Applicable to Common Shareholders:	(Unaudited)	2010	(Unaudited)	2010
Operations
Net investment income	$ 3,384,090	$ 6,504,548	$ 14,362,086	$ 29,526,710
Net realized gain (loss)	892,067	(3,995,338)	1,533,903	(33,383,348)
Net change in unrealized appreciation/depreciation	(567,320)	20,132,597	(483,265)	104,507,204
Dividends to Preferred Shareholders from net investment income	(61,138)	(611,907)	(504,314)	(2,578,803)
Net increase in net assets resulting from operations	3,647,699	22,029,900	14,908,410	98,071,763
Dividends and Distributions to Common Shareholders From
Net investment income	(3,139,986)	(6,360,087)	(13,507,256)	(29,029,600)
Tax return of capital	—	(909,831)	—	(5,350,650)
Decrease in net assets resulting from dividends and distributions
to shareholders	(3,139,986)	(7,269,918)	(13,507,256)	(34,380,250)
Net Assets
Total increase in net assets	507,713	14,759,982	1,401,154	63,691,513
Beginning of period	110,808,290	96,048,308	472,984,442	409,292,929
End of period	$ 111,316,003	$ 110,808,290	$ 474,385,596	$ 472,984,442
Undistributed net investment income	$ 297,823	$ 114,857	$ 675,221	$ 324,705

See Notes to Financial Statements.
50	SEMI-ANNUAL REPORT	APRIL 30, 2011

Statements of Changes in Net Assets (continued)
	BlackRock Credit Allocation		BlackRock Credit Allocation
	Income Trust III (BPP)		Income Trust IV (BTZ)
	Six Months		Six Months
	Ended		Ended
	April 30,	Year Ended	April 30,	Year Ended
	2011	October 31,	2011	October 31,
Increase (Decrease) in Net Assets Applicable to Common Shareholders:	(Unaudited)	2010	(Unaudited)	2010
Operations
Net investment income	$ 6,149,956	$ 13,514,214	$ 21,545,849	$ 44,282,613
Net realized gain (loss)	892,423	(12,773,618)	3,151,260	712,631
Net change in unrealized appreciation/depreciation	1,005,453	39,939,765	(4,700,976)	109,629,309
Dividends to Preferred Shareholders from net investment income	(23,469)	(202,609)	(646,135)	(3,511,929)
Net increase in net assets resulting from operations	8,024,363	40,477,752	19,349,998	151,112,624
Dividends and Distributions to Common Shareholders From
Net investment income	(6,214,410)	(14,081,286)	(21,975,138)	(41,824,719)
Tax return of capital	—	(1,431,653)	—	(14,927,112)
Decrease in net assets resulting from dividends and distributions
to shareholders	(6,214,410)	(15,512,939)	(21,975,138)	(56,751,831)
Net Assets
Total increase (decrease) in net assets	1,809,953	24,964,813	(2,625,140)	94,360,793
Beginning of period	229,098,069	204,133,256	749,359,920	654,999,127
End of period	$ 230,908,022	$ 229,098,069	$ 746,734,780	$ 749,359,920
Undistributed (distributions in excess of) net investment income	$ 240,381	$ 328,304	$ (550,386)	$ 525,038

See Notes to Financial Statements.
SEMI-ANNUAL REPORT	APRIL 30, 2011	51

Statements of Changes in Net Assets (concluded)
	BlackRock
	Floating Rate Income Trust (BGT)
	Six Months
	Ended
	April 30,	Year Ended
	2011	October 31,
Increase (Decrease) in Net Assets Applicable to Common Shareholders:	(Unaudited)	2010
Operations
Net investment income	$ 11,992,868	$ 22,931,750
Net realized loss	(7,080,967)	(7,990,225)
Net change in unrealized appreciation/depreciation	17,180,402	33,559,226
Dividends to Preferred Shareholders from net investment income	(90,614)	(893,902)
Net increase in net assets applicable resulting from operations	22,001,689	47,606,849
Dividends to Shareholders From
Net investment income	(14,673,950)	(19,496,826)
Capital Share Transactions
Reinvestment of common dividends	383,316	453,913
Net Assets
Total increase in net assets	7,711,055	28,563,936
Beginning of period	341,436,135	312,872,199
End of period	$ 349,147,190	$ 341,436,135
Undistributed net investment income	$ 7,873,237	$ 10,644,933

See Notes to Financial Statements.
52	SEMI-ANNUAL REPORT	APRIL 30, 2011

Statements of Cash Flows
	BlackRock	BlackRock	BlackRock	BlackRock
	Credit	Credit	Credit	Floating
	Allocation	Allocation	Allocation	Rate
	Income	Income	Income	Income
	Trust I, Inc.	Trust II, Inc.	Trust III	Trust
Six Months Ended April 30, 2011 (Unaudited)	(PSW)	(PSY)	(BPP)	(BGT)
Cash Provided by/Used for Operating Activities
Net increase in net assets resulting from operations, excluding dividends to Preferred Shareholders	$ 3,708,837	$ 15,412,724	$ 8,047,832	$ 22,092,303
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by operating activities:
(Increase) in interest receivable	(92,565)	(526,847)	(378,757)	(78,130)
(Increase) decrease in swap receivable	(168,276)	(32,403)	(308,616)	6,730
(Increase) decrease in other assets	167,003	1,223,544	(2,210)	239,458
Decrease in commitment fees receivable	—	—	—	2,186
Increase in dividends receivable	(4,623)	(17,412)	—	(14)
Decrease in margin variation receivable	8,063	14,375	8,625	—
Decrease in reverse repurchase agreements receivable	—	2,015,000	—	—
(Increase) decrease in dividend receivable	—	283	(8,395)	—
Increase in cash pledged as collateral for financial futures contracts	(320,000)	(1,404,000)	(300,000)	—
Decrease in cash pledged as collateral for swaps	—	—	—	100,000
Decrease in deferred income payable	—	—	—	(21,279)
Increase (decrease) in investment advisory fees payable	(6,213)	(24,496)	(11,823)	36,985
Increase in interest expense and fees payable	25,085	112,695	38,790	57,258
Decrease in other affiliates payable	(968)	(4,048)	(68)	(2,636)
Decrease in other accrued expenses payable	(21,595)	(54,739)	(324)	(85,313)
Increase in margin variation payable	34,219	147,048	32,351	—
Increase in swaps payable	23,205	96,666	50,122	—
Increase in Officer's and Directors' fees payable	940	3,114	1,100	6,221
Net periodic and termination payments of swaps	208,225	890,170	(166,634)	—
Net realized and unrealized loss on investments	(634,270)	(2,462,152)	(1,989,922)	(18,692,502)
Amortization of premium and accretion of discount on investments	110,650	532,666	224,788	(1,833,537)
Premiums received from options written	255,600	1,087,200	1,101,240	—
Proceeds from sales of long-term investments	52,172,009	211,826,953	82,637,861	255,942,556
Purchases of long-term investments	(49,422,039)	(196,912,390)	(98,590,554)	(305,388,975)
Net proceeds from sales (purchases) of short-term securities	5,700,567	(539,833)	32,919,046	4,481,303
Cash provided by/used for operating activities	11,743,854	31,384,118	23,304,452	(43,137,386)
Cash Provided by/Used for Financing Activities
Cash payments on Preferred Shares	(40,250,000)	(169,025,000)	(70,425,000)	(58,800,000)
Cash receipts from borrowings	44,151,589	224,318,191	79,227,024	264,000,000
Cash payments on borrowings	(12,431,493)	(73,868,400)	(25,847,744)	(145,000,000)
Cash dividends paid	(3,144,663)	(13,528,726)	(6,232,919)	(14,290,634)
Cash dividends paid to Preferred Shareholders	(70,242)	(570,776)	(25,813)	(102,862)
Increase (decrease) in custodian bank payable	—	1,290,593	—	(526,912)
Cash provided by/used for financing activities	(11,744,809)	(31,384,118)	(23,304,452)	45,279,592
Cash Impact from Foreign Exchange Fluctuations
Cash impact from foreign exchange fluctuations	(19)	—	32	23,963
Cash
Net increase (decrease) in cash	(974)	—	32	2,166,169
Cash and foreign currency at beginning of period	1,401	—	500	—
Cash and foreign currency at end of period	$ 427	—	$ 532	$ 2,166,169
Cash Flow Information
Cash paid during the period for interest	$ 17,280	$ 32,288	$ 17,379	$ 553,279
Noncash Financing Activities
Capital shares issued in reinvestment of dividends paid to shareholders	—	—	—	$ 383,316

A Statement of Cash Flows is presented when a Fund had a significant amount of borrowing during the period, based on the average borrowing outstanding in relation to average total assets.

See Notes to Financial Statements.
SEMI-ANNUAL REPORT	APRIL 30, 2011	53

Financial Highlights			BlackRock Credit Allocation Income Trust I, Inc. (PSW)
	Six Months
	Ended
	April 30, 2011		Year Ended October 31,
	(Unaudited)	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$ 10.75	$ 9.31	$ 7.43	$ 19.54	$ 22.25	$ 22.36
Net investment income[1]	0.33	0.63	0.86	1.70	2.01	2.14
Net realized and unrealized gain (loss)	0.02	1.58	2.06	(12.06)	(2.41)	0.07
Dividends to Preferred Shareholders from net investment income	(0.01)	(0.06)	(0.08)	(0.48)	(0.71)	(0.63)
Net increase (decrease) from investment operations	0.34	2.15	2.84	(10.84)	(1.11)	1.58
Dividends and distributions to Common Shareholders from:
Net investment income	(0.30)[2]	(0.62)	(0.83)	(1.22)	(1.18)	(1.69)
Tax return of capital	—	(0.09)	(0.13)	(0.05)	(0.42)	—
Total dividends and distributions	(0.30)	(0.71)	(0.96)	(1.27)	(1.60)	(1.69)
Net asset value, end of period	$ 10.79	$ 10.75	$ 9.31	$ 7.43	$ 19.54	$ 22.25
Market price, end of period	$ 9.28	$ 9.67	$ 8.24	$ 7.00	$ 17.29	$ 21.26
Total Investment Return[3]
Based on net asset value	3.73%[4]	24.77%[5]	46.46%	(58.09)%	(5.03)%	7.97%
Based on market price	(0.82)%[4]	26.81%	37.59%	(55.38)%	(12.05)%	9.69%
Ratios to Average Net Assets Applicable to Common Shareholders
Total expenses[6]	1.05%[7]	1.16%	1.61%	2.00%	1.32%	1.29%
Total expenses after fees waived and paid indirectly[6]	1.05%[7]	1.14%	1.59%	2.00%	1.32%	1.29%
Total expenses after fees waived and paid indirectly
and excluding interest expense[6]	0.97%[7]	1.13%	1.44%	1.48%	1.29%	1.29%
Net investment income[6]	6.25%[7]	6.28%	12.45%	10.79%	9.38%	9.70%
Dividends to Preferred Shareholders	0.11%[7]	0.59%	1.09%	3.03%	3.29%	2.84%
Net investment income to Common Shareholders	6.13%[7]	5.69%	11.36%	7.76%	6.09%	6.86%
Supplemental Data
Net assets applicable to Common Shareholders, end of period (000)	$ 111,316	$ 110,808	$ 96,048	$ 76,430	$ 201,155	$ 228,734
Preferred Shares outstanding at $25,000 liquidation preference,
end of period (000)	—	$ 40,250	$ 40,250	$ 68,250	$ 136,500	$ 136,500
Borrowings outstanding, end of period (000)	$ 37,803	$ 6,083	$ 4,972	$ 4,024	$ 590	—
Average borrowings outstanding, during the period (000)	$ 21,772	$ 5,269	$ 5,321	$ 25,692	$ 2,690	—
Portfolio turnover	36%	66%	36%	119%	88%	19%
Asset coverage per Preferred Share at $25,000 liquidation preference,
end of period	—	$ 93,831	$ 84,663	$ 53,009	$ 61,846	$ 66,907
Asset coverage, end of period per $1,000	$ 3,945	—	—	—	—	—

1 Based on average shares outstanding.
2 A portion of the dividends from net investment income may be deemed a tax return of capital or net realized gain at fiscal year end.
3 Total investment returns based on market price, which can be significantly greater or lesser than the net asset value, may result in substantially different returns.
Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
4 Aggregate total investment return.
5 Includes proceeds from a settlement of litigation which impacted the Fund. Not including these proceeds the Fund’s total return would have been 24.54%.
6 Do not reflect the effect of dividends to Preferred Shareholders.
7 Annualized.

See Notes to Financial Statements.

54 SEMI-ANNUAL REPORT APRIL 30, 2011

Financial Highlights			BlackRock Credit Allocation Income Trust II, Inc. (PSY)
	Six Months
	Ended
	April 30, 2011		Year Ended October 31,
	(Unaudited)	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$ 11.59	$ 10.03	$ 7.96	$ 19.93	$ 22.36	$ 22.26
Net investment income[1]	0.35	0.72	1.11	1.73	2.02	2.03
Net realized and unrealized gain (loss)	0.03	1.74	2.17	(11.84)	(2.35)	0.32
Dividends to Preferred Shareholders from net investment income	(0.01)	(0.06)	(0.09)	(0.49)	(0.73)	(0.65)
Net increase (decrease) from investment operations	0.37	2.40	3.19	(10.60)	(1.06)	1.70
Dividends and distributions to Common Shareholders from:
Net investment income	(0.33)[2]	(0.71)	(1.12)	(1.15)	(1.16)	(1.51)
Tax return of capital	—	(0.13)	(0.00)[3]	(0.22)	(0.21)	(0.09)
Total dividends and distributions	(0.33)	(0.84)	(1.12)	(1.37)	(1.37)	(1.60)
Net asset value, end of period	$ 11.63	$ 11.59	$ 10.03	$ 7.96	$ 19.93	$ 22.36
Market price, end of period	$ 10.08	$ 10.39	$ 8.90	$ 8.10	$ 16.94	$ 20.12
Total Investment Return[4]
Based on net asset value	3.73%[5]	25.70%[6]	48.36%	(55.71)%	(4.35)%	8.77%
Based on market price	0.29%[5]	26.99%	29.37%	(46.97)%	(9.65)%	2.77%
Ratios to Average Net Assets Applicable to Common Shareholders
Total expenses[7]	1.01%[8]	1.04%	1.41%	1.90%	1.27%	1.23%
Total expenses after fees waived and paid indirectly[7]	1.01%[8]	1.03%	1.41%	1.90%	1.27%	1.23%
Total expenses after fees waived and paid indirectly and
excluding interest expense[7]	0.95%[8]	1.02%	1.33%	1.40%	1.23%	1.23%
Net investment income[7]	6.21%[8]	6.66%	15.05%	10.71%	9.29%	9.26%
Dividends to Preferred Shareholders	0.22%[8]	0.58%	1.19%	3.04%	3.34%	2.96%
Net investment income to Common Shareholders	5.99%[8]	6.08%	13.86%	7.67%	5.95%	6.30%
Supplemental Data
Net assets applicable to Common Shareholders, end of period (000)	$ 474,386	$ 472,984	$ 409,293	$ 323,132	$ 809,411	$ 907,897
Preferred Shares outstanding at $25,000 liquidation preference,
end of period (000)	—	$ 169,025	$ 169,025	$ 275,000	$ 550,000	$ 550,000
Borrowings outstanding, end of period (000)	$ 154,160	$ 4,020	$ 9,511	$ 54,369	—	—
Average borrowings outstanding, during the period (000)	$ 84,960	$ 13,407	$ 15,842	$ 94,908	$ 14,375	—
Portfolio turnover	33%	73%	16%	120%	81%	18%
Asset coverage per Preferred Share at $25,000 liquidation preference,
end of period	—	$ 94,968	$ 85,547	$ 54,408	$ 61,817	$ 66,294
Asset coverage, end of period per $1,000	$ 4,071	—	—	—	—	—

1 Based on average shares outstanding.
2 A portion of the dividends from net investment income may be deemed a tax return of capital or net realized gain at fiscal year end.
3 Amount is less than $(0.01) per share.
4 Total investment returns based on market price, which can be significantly greater or lesser than the net asset value, may result in substantially different returns.
Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
5 Aggregate total investment return.
6 Includes proceeds from a settlement of litigation which impacted the Fund. Not including these proceeds the Fund’s total return would have been 25.37%.
7 Do not reflect the effect of dividends to Preferred Shareholders.
8 Annualized.

See Notes to Financial Statements.
SEMI-ANNUAL REPORT	APRIL 30, 2011	55

Financial Highlights				BlackRock Credit Allocation Income Trust III (BPP)

	Six Months			Period
	Ended			January 1,
	April 30,			2008 to
	2011	Year Ended October 31,		October 31,	Year Ended December 31,
	(Unaudited)	2010	2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$ 12.41	$ 11.05	$ 8.77	$ 19.47	$ 24.52	$ 24.43	$ 25.88
Net investment income	0.33[1]	0.73[1]	1.09[1]	1.48[1]	2.05	2.05	2.11
Net realized and unrealized gain (loss)	0.10	1.48	2.40	(10.74)	(4.72)	0.62	(0.82)
Dividends and distributions to Preferred Shareholders from:
Net investment income	(0.00)[2]	(0.01)	(0.03)	(0.31)	(0.62)	(0.46)	(0.26)
Net realized gain	—	—	—	—	—	(0.12)	(0.13)
Net increase (decrease) from investment operations	0.43	2.20	3.46	(9.57)	(3.29)	2.09	0.90
Dividends and distributions to Common Shareholders from:
Net investment income	(0.34)[3]	(0.76)	(0.95)	(0.83)	(1.59)	(1.58)	(1.74)
Net realized gain	—	—	—	—	(0.02)	(0.42)	(0.61)
Tax return of capital	—	(0.08)	(0.23)	(0.30)	(0.15)	—	—
Total dividends and distributions	(0.34)	(0.84)	(1.18)	(1.13)	(1.76)	(2.00)	(2.35)
Net asset value, end of period	$ 12.50	$ 12.41	$ 11.05	$ 8.77	$ 19.47	$ 24.52	$ 24.43
Market price, end of period	$ 10.74	$ 11.23	$ 9.94	$ 8.51	$ 17.31	$ 26.31	$ 24.20
Total Investment Return[4]
Based on net asset value	3.95%[5]	21.52%	47.16%	(51.22)%[5]	(13.86)%	8.89%	3.81%
Based on market price	(1.30)%[5]	22.25%	36.42%	(46.76)%[5]	(28.62)%	17.98%	4.83%
Ratios to Average Net Assets Applicable to Common Shareholders
Total expenses[6]	0.99%[7]	1.09%	1.66%	1.96%[7]	1.46%	1.62%	1.51%
Total expenses after fees waived and paid indirectly[6]	0.98%[7]	1.08%	1.64%	1.96%[7]	1.45%	1.62%	1.51%
Total expenses after fees waived and paid indirectly
and excluding interest expense[6]	0.93%[7]	1.07%	1.39%	1.39%[7]	1.24%	1.25%	1.22%
Net investment income[6]	5.49%[7]	6.31%	13.08%	10.53%[7]	8.90%	8.46%	8.37%
Dividends to Preferred Shareholders	0.02%[7]	0.10%	0.38%	2.19%[7]	2.70%	1.89%	1.27%
Net investment income to Common Shareholders	5.47%[7]	6.21%	12.70%	8.34%[7]	6.20%	6.58%	7.10%
Supplemental Data
Net assets applicable to Common Shareholders,
end of period (000)	$ 230,908	$ 229,098	$ 204,133	$ 161,311	$ 358,017	$ 449,995	$ 447,190
Preferred Shares outstanding at $25,000 liquidation
preference, end of period (000)	—	$ 70,425	$ 70,425	$ 110,400	$ 220,800	$ 220,800	$ 220,800
Borrowings outstanding, end of period (000)	$ 53,379	—	$ 13,235	$ 44,281	—	—	—
Average borrowings outstanding, during the period (000)	$ 40,235	$ 2,121	$ 16,330	$ 51,995	$ 903	$ 1,303	$ 2,904
Portfolio turnover	32%	67%	16%	121%	97%	91%	77%
Asset coverage per Preferred Share at $25,000 liquidation
preference, end of period	—	$ 106,328	$ 97,465	$ 61,540	$ 65,554	$ 75,965	$ 75,642
Asset coverage, end of period per $1,000	$ 5,326	—	—	—	—	—	—

1 Based on average shares outstanding.
2 Amount is less than $(0.01) per share.
3 A portion of the dividends from net investment income may be deemed a tax return of capital or net realized gain at fiscal year end.
4 Total investment returns based on market price, which can be significantly greater or lesser than the net asset value, may result in substantially different returns.
Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
5 Aggregate total investment return.
6 Do not reflect the effect of dividends to Preferred Shareholders.
7 Annualized.

See Notes to Financial Statements.
56	SEMI-ANNUAL REPORT	APRIL 30, 2011

Financial Highlights		BlackRock Credit Allocation Income Trust IV (BTZ)

	Six Months				Period
	Ended				December 27,
	April 30,				2006[1] to
	2011	Year Ended October 31,			October 31,
	(Unaudited)	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$ 14.46	$ 12.64	$ 10.59	$ 21.39	$ 23.88[2]
Net investment income	0.42[3]	0.85[3]	0.99[3]	1.33[3]	1.25
Net realized and unrealized gain (loss)	(0.04)	2.14	2.54	(10.06)	(1.86)
Dividends to Preferred Shareholders from net investment income	(0.01)	(0.07)	(0.07)	(0.33)	(0.31)
Net increase (decrease) from investment operations	0.37	2.92	3.46	(9.06)	(0.92)
Dividends and distributions to Common Shareholders from:
Net investment income	(0.42)	(0.81)	(0.93)	(0.90)	(0.93)
Tax return of capital	—	(0.29)	(0.48)	(0.84)	(0.47)
Total dividends and distributions	(0.42)	(1.10)	(1.41)	(1.74)	(1.40)
Capital charge with respect to issuance of:
Common Shares	—	—	—	—	(0.04)
Preferred Shares	—	—	—	—	(0.13)
Total capital charges	—	—	—	—	(0.17)
Net asset value, end of period	$ 14.41	$ 14.46	$ 12.64	$ 10.59	$ 21.39
Market price, end of period	$ 12.36	$ 13.02	$ 10.96	$ 9.36	$ 18.65
Total Investment Return[4]
Based on net asset value	3.15%[5]	25.16%	41.06%	(44.27)%	(4.42)%[5]
Based on market price	(1.74)%[5]	29.98%	38.38%	(43.51)%	(20.34)%[5]
Ratios to Average Net Assets Applicable to Common Shareholders
Total expenses[6]	0.97%[7]	1.12%	1.60%	1.65%	1.90%[7]
Total expenses after fees waived and paid indirectly[6]	0.96%[7]	1.11%	1.58%	1.65%	1.88%[7]
Total expenses after fees waived and paid indirectly and excluding interest expense[6]	0.92%[7]	1.07%	1.24%	1.21%	1.04%[7]
Net investment income[6]	5.91%[7]	6.33%	9.93%	7.63%	6.50%[7]
Dividends to Preferred Shareholders	0.18%[7]	0.50%	0.74%	1.89%	1.64%[7]
Net investment income to Common Shareholders	5.73%[7]	5.83%	9.19%	5.74%	4.86%[7]
Supplemental Data
Net assets applicable to Common Shareholders, end of period (000)	$ 746,735	$ 749,360	$ 654,999	$ 548,612	$ 1,108,534
Preferred Shares outstanding at $25,000 liquidation preference, end of period (000)	—	$ 231,000	$ 231,000	$ 231,000	$ 462,000
Borrowings outstanding, end of period (000)	$ 200,551	—	$ 61,576	$ 223,512	$ 88,291
Average borrowings outstanding, during the period (000)	$ 113,922	$ 63,660	$ 76,521	$ 107,377	$ 96,468
Portfolio turnover	37%	64%	30%	126%	35%
Asset coverage per Preferred Share at $25,000 liquidation preference, end of period	—	$ 106,104	$ 95,892	$ 84,384	$ 89,737
Asset coverage, end of period per $1,000	$ 4,723	—	—	—	—

1 Commencement of operations.
2 Net asset value, beginning of period, reflects a deduction of $1.12 per share sales charge from initial offering price of $25.00 per share.
3 Based on average shares outstanding.
4 Total investment returns based on market price, which can be significantly greater or lesser than the net asset value, may result in substantially different returns.
Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
5 Aggregate total investment return.
6 Do not reflect the effect of dividends to Preferred Shareholders.
7 Annualized.

See Notes to Financial Statements.
SEMI-ANNUAL REPORT	APRIL 30, 2011	57

Financial Highlights				BlackRock Floating Rate Income Trust (BGT)
	Six Months			Period
	Ended			January 1,
	April 30,			2008 to
	2011	Year Ended October 31,		October 31,	Year Ended December 31,
	(Unaudited)	2010	2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$ 14.48	$ 13.29	$ 11.24	$ 17.71	$ 19.11	$ 19.13	$ 19.21
Net investment income	0.50[1]	0.97[1]	0.98[1]	1.42[1]	2.03	1.99	1.64
Net realized and unrealized gain (loss)	0.43	1.09	2.72	(6.62)	(1.39)	(0.06)	(0.17)
Dividends and distributions to Preferred Shareholders from:
Net investment income	(0.00)[2]	(0.04)	(0.04)	(0.24)	(0.54)	(0.48)	(0.33)
Net realized gain	—	—	—	—	—	(0.01)	(0.00)[2]
Net increase (decrease) from investment operations	0.93	2.02	3.66	(5.44)	0.10	1.44	1.14
Dividends and distributions to Common Shareholders from:
Net investment income	(0.62)	(0.83)	(1.19)	(1.03)	(1.14)	(1.44)	(1.22)
Net realized gain	—	—	—	—	—	(0.02)	(0.00)[2]
Tax return of capital	—	—	(0.42)	—	(0.36)	—	—
Total dividends and distributions	(0.62)	(0.83)	(1.61)	(1.03)	(1.50)	(1.46)	(1.22)
Net asset value, end of period	$ 14.79	$ 14.48	$ 13.29	$ 11.24	$ 17.71	$ 19.11	$ 19.13
Market price, end of period	$ 15.65	$ 14.52	$ 12.58	$ 9.63	$ 15.78	$ 19.27	$ 17.16
Total Investment Return[3]
Based on net asset value	6.49%[4]	15.55%	39.51%	(31.62)%[4]	0.98%	7.93%	6.63%
Based on market price	12.37%[4]	22.41%	54.14%	(34.24)%[4]	(10.92)%	21.31%	(1.34)%
Ratios to Average Net Assets Applicable to Common Shareholders
Total expenses[5]	1.70%[6]	1.43%	1.96%	2.22%[6]	1.67%	1.75%	1.56%
Total expenses after fees waived and paid indirectly[5]	1.56%[6]	1.25%	1.68%	1.89%[6]	1.33%	1.43%	1.23%
Total expenses after fees waived and paid indirectly
and excluding interest expense[5]	1.21%[6]	1.15%	1.24%	1.21%[6]	1.16%	1.19%	1.15%
Net investment income[5]	6.99%[6]	7.01%	8.92%	10.56%[6]	10.83%	10.38%	8.52%
Dividends to Preferred Shareholders	0.05%[6]	0.27%	0.38%	1.75%[6]	2.88%	2.51%	1.71%
Net investment income to Common Shareholders	6.94%[6]	6.74%	8.54%	8.81%[6]	7.95%	7.87%	6.81%
Supplemental Data
Net assets applicable to Common Shareholders,
end of period (000)	$ 349,146	$ 341,436	$ 312,872	$ 264,590	$ 417,086	$ 449,065	$ 449,219
Preferred Shares outstanding at $25,000 liquidation
preference, end of period (000)	—	$ 58,800	$ 58,800	$ 58,800	$ 243,450	$ 243,450	$ 243,450
Borrowings outstanding, end of period (000)	$ 157,000	$ 38,000	$ 14,000	$ 123,150	—	$ 26,108	—
Average borrowings outstanding, during the period (000)	$ 96,174	$ 24,321	$ 53,156	$ 71,780	$ 10,524	$ 19,562	$ 10,722
Portfolio turnover	54%	87%	42%	25%	41%	50%	46%
Asset coverage per Preferred Share at $25,000
liquidation preference, end of period	—	$ 170,174	$ 158,029	$ 137,505	$ 67,849	$ 73,810	$ 71,139
Asset coverage, end of period per $1,000	$ 3,224	—	—	—	—	—	—

1 Based on average shares outstanding.
2 Amount is less than $(0.01) per share.
3 Total investment returns based on market price, which can be significantly greater or lesser than the net asset value, may result in substantially different returns.
Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
4 Aggregate total investment return.
5 Do not reflect the effect of dividends to Preferred Shareholders.
6 Annualized.

See Notes to Financial Statements.
58	SEMI-ANNUAL REPORT	APRIL 30, 2011

Notes to Financial Statements (Unaudited)

1. Organization and Significant Accounting Policies:

BlackRock Credit Allocation Income Trust I, Inc. (“PSW”) and BlackRock
Credit Allocation Income Trust II, Inc. (“PSY”) are registered as diversified, closed-end management investment companies under the Investment
Company Act of 1940, as amended (the “1940 Act”). BlackRock Credit
Allocation Income Trust III (“BPP”), BlackRock Credit Allocation Income Trust
IV (“BTZ”) and BlackRock Floating Rate Income Trust (“BGT”) are registered as non-diversified, closed-end management investment companies under the 1940 Act. PSW and PSY are organized as Maryland corporations. BPP,
BTZ and BGT are organized as Delaware statutory trusts. PSW, PSY, BPP, BTZ and BGT are collectively referred to as the “Funds” or individually as the
“Fund.” The Funds’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America
(“US GAAP”), which may require management to make estimates and assumptions that affect the reported amounts and disclosure in the finan-
cial statements. Actual results could differ from these estimates. The Board of Directors and Board of Trustees of the Funds, as applicable, are referred to throughout this report as the “Board of Directors” or the “Board.” The
Funds determine and make available for publication the net asset values of their Common Shares on a daily basis.

The following is a summary of significant accounting policies followed by the Funds:

Valuation: US GAAP defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Funds fair value their financial instruments at market value using independent dealers or pricing services under policies approved by the Board. Floating rate loan interests are valued at the mean of the bid prices from one or more brokers or dealers as obtained from a pricing service. In determining the value of a particular investment, pricing services may use certain informa-
tion with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures. Financial futures contracts traded on exchanges are valued at their last sale price. Swap agreements are valued utilizing quotes received daily by the Funds’ pricing service or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows and trades and values of the underlying reference instruments. Investments in open-
end investment companies are valued at net asset value each business day. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value.

Equity investments traded on a recognized securities exchange or the
NASDAQ Global Market System (“NASDAQ”) are valued at the last reported sale price that day or the NASDAQ official closing price, if applicable. For equity investments traded on more than one exchange, the last reported sale price on the exchange where the stock is primarily traded is used.
Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last available bid (long positions)
or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that such prior day’s price no longer reflects the fair value of the security.

Securities and other assets and liabilities denominated in foreign curren-
cies are translated into US dollars using exchange rates determined as of the close of business on the New York Stock Exchange (“NYSE”). Foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of business on the NYSE.
Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available.

Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-traded option for which there is no mean price is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that the prior day’s price no longer reflects the fair value of the option. Over-the-
counter (“OTC”) options and swaptions are valued by an independent pricing service using a mathematical model which incorporates a number of market data factors, such as the trades and prices of the underlying instruments.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment or is not available, the investment will be valued in accordance with a policy approved by the Board as reflecting fair value (“Fair Value Assets”). When determining the price for Fair Value
Assets, the investment advisor and/or the sub-advisor seeks to determine the price that each Fund might reasonably expect to receive from the cur-
rent sale of that asset in an arm’s-length transaction. Fair value determina-
tions shall be based upon all available factors that the investment advisor and/or sub-advisor deems relevant. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of business on the NYSE.
Occasionally, events affecting the values of such instruments may occur between the foreign market close and the close of business on the NYSE that may not be reflected in the computation of each Fund’s net assets.
If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such instruments, those instruments may be Fair Value
Assets and be valued at their fair value, as determined in good faith by the investment advisor using a pricing service and/or policies approved by the Board. Each business day, the Funds use a pricing service to assist with the valuation of certain foreign exchange-traded equity securities and foreign exchange-traded and OTC options (the “Systematic Fair Value
Price”). Using current market factors, the Systematic Fair Value Price is designed to value such foreign securities and foreign options at fair value as of the close of business on the NYSE, which follows the close of the local markets.

Foreign Currency Transactions: The Funds’ books and records are main-
tained in US dollars. Purchases and sales of investment securities are recorded at the rates of exchange prevailing on the date the transactions are entered into. Generally, when the US dollar rises in value against a foreign currency, the Funds’ investments denominated in that currency will

SEMI-ANNUAL REPORT	APRIL 30, 2011	59

Notes to Financial Statements (continued)

lose value because its currency is worth fewer US dollars; the opposite effect occurs if the US dollar falls in relative value.

The Funds report realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes.

Zero-Coupon Bonds: The Funds may invest in zero-coupon bonds, which are normally issued at a significant discount from face value and do not provide for periodic interest payments. Zero-coupon bonds may experience greater volatility in market value than similar maturity debt obligations which provide for regular interest payments.

Capital Trusts: The Funds may invest in capital trusts. These securities are typically issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics, or by an affiliated business trust of a corporation, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The securities can be structured as either fixed or adjustable coupon securities that can have either a perpetual or stated maturity date. Dividends can be deferred without creating an event of default or acceleration, although maturity cannot take place unless all cumulative payment obligations have been met. The deferral of payments does not affect the purchase or sale of these securities in the open market. Payments on these securities are treated as interest rather than dividends for federal income tax purposes.
These securities generally are rated below that of the issuing company’s senior debt securities.

Preferred Stock: The Funds may invest in preferred stocks. Preferred stock has a preference over common stock in liquidation (and generally in receiv-
ing dividends as well) but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible pre-
ferred stock generally also reflects some element of conversion value.
Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest pay-
ments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

Floating Rate Loan Interests: The Funds may invest in floating rate loan interests. The floating rate loan interests the Funds hold are typically issued to companies (the “borrower”) by banks, other financial institutions, and privately and publicly offered corporations (the “lender”). Floating rate loan interests are generally non-investment grade, often involve borrowers whose financial condition is troubled or uncertain and companies that are highly levered. The Funds may invest in obligations of borrowers who are in bankruptcy proceedings. Floating rate loan interests may include fully funded term loans or revolving lines of credit. Floating rate loan interests are typically senior in the corporate capital structure of the borrower. Floating rate loan interests generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. The base lending rates are generally the lending rate offered by one or more European banks, such as LIBOR (London Inter Bank Offered
Rate), the prime rate offered by one or more US banks or the certificate of deposit rate. Floating rate loan interests may involve foreign borrowers, and investments may be denominated in foreign currencies. The Funds consider these investments to be investments in debt securities for purposes of their investment policies.

When a Fund buys a floating rate loan interest it may receive a facility fee and when it sells a floating rate loan interest it may pay a facility fee.
On an ongoing basis, the Funds may receive a commitment fee based on the undrawn portion of the underlying line of credit amount of a floating rate loan interest. The Funds earn and/or pays facility and other fees on floating rate loan interests, which are shown as facility and other fees in the Statements of Operations. Facility and commitment fees are typically amortized to income over the term of the loan or term of the commitment, respectively. Consent and amendment fees are recorded to income as earned. Prepayment penalty fees, which may be received by the Funds upon the prepayment of a floating rate loan interest by a borrower, are recorded as realized gains. The Funds may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.

Floating rate loan interests are usually freely callable at the borrower’s option. The Funds may invest in such loans in the form of participations in loans (“Participations”) or assignments (“Assignments”) of all or a portion of loans from third parties. Participations typically will result in the
Funds having a contractual relationship only with the lender, not with the borrower. The Funds will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the
Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Participations, the Funds generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of offset against the borrower, and the
Funds may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. As a result, the Funds will assume the credit risk of both the borrower and the lender that is selling the Participation. The Funds’ investment in loan participation interests involves the risk of insolvency of the financial intermediaries who are parties to the transactions. In the event of the insolvency of the lender selling the Participation, the Funds may be treated as general creditors of the lender and may not benefit from any offset between the lender and the borrower. Assignments typically result in the Funds having a direct contractual relationship with the borrower, and the Funds may enforce compliance by the borrower with the terms of the loan agreement.

Reverse Repurchase Agreements: The Funds may enter into reverse repurchase agreements with qualified third party broker-dealers. In a reverse repurchase agreement, the Funds sell securities to a bank or broker-dealer and agrees to repurchase the same securities at a mutually agreed upon date and price. Certain agreements have no stated maturity and can be terminated by either party at any time. Interest on the value of

60	SEMI-ANNUAL REPORT	APRIL 30, 2011

Notes to Financial Statements (continued)

the reverse repurchase agreements issued and outstanding is based upon competitive market rates determined at the time of issuance. The Funds may utilize reverse repurchase agreements when it is anticipated that the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. Reverse repurchase agreements involve leverage risk and also the risk that the market value of the securities that the Funds are obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Funds’ use of the proceeds of the agreement may be restricted while the other party, or its trustee or receiver, determines whether or not to enforce the Funds’ obligation to repurchase the securities.

Defensive Positions: PSW, PSY, BPP and BTZ Fund may vary its investment policies for temporary defensive purposes during periods in which the investment advisor believes that conditions in the securities markets or other economic, financial or political conditions warrant. Under such conditions, the Funds for temporary defensive purposes may invest up to
100% of its total assets in, as applicable and described in each Fund’s prospectus, US government securities, certificates of deposit, repurchase agreements that involve purchases of debt securities, bankers’ acceptances and other bank obligations, commercial paper, money market funds and/or other debt securities deemed by the investment advisor to be consistent with a defensive posture, or may hold its assets in cash.

Segregation and Collateralization: In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission
(“SEC”) require that the Funds either deliver collateral or segregate assets in connection with certain investments (e.g., financial futures contracts, foreign currency exchange contracts and swaps), or certain borrowings
(e.g., reverse repurchase agreements and loan payable), the Funds will, consistent with SEC rules and/or certain interpretive letters issued by the
SEC, segregate collateral or designate on their books and records cash or other liquid securities having a market value at least equal to the amount that would otherwise be required to be physically segregated. Furthermore, based on requirements and agreements with certain exchanges and third party broker-dealers, each party has requirements to deliver/deposit securities as collateral for certain investments.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the trans-
actions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis.
Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on the accrual basis.

Dividends and Distributions: Dividends from net investment income are declared and paid daily. Distributions of capital gains are recorded on the ex-dividend dates. If the total dividends and distributions made in any tax year exceeds net investment income and accumulated realized capital gains, a portion of the total distribution may be treated as a tax return of capital. The amount and timing of dividends and distributions are deter-
mined in accordance with federal income tax regulations, which may differ from US GAAP. Dividends and distributions to Preferred Shareholders were accrued and determined as described in Note 6.

Income Taxes: It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

BGT has a wholly owned taxable subsidiary organized as a limited liability company (the “Taxable Subsidiary”) which holds one of the investments listed in the Schedule of Investments. The Taxable Subsidiary enables the
Fund to hold an investment that is organized as an operating partnership while still satisfying Regulated Investment Company tax requirements.
Income earned on the investment held by the Taxable Subsidiary is taxable to such subsidiary. An income tax provision for all income, including realized and unrealized gains, if any, of the Taxable Subsidiary is reflected in the value of the investment held by the Taxable Subsidiary.

Each Fund files US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limita-
tions on PSW’s and PSY’s US federal tax returns remains open for the four years ended October 31, 2010. The statute of limitations on BPP’s and
BGT’s US federal tax returns remains open for the year ended December
31, 2007, the period ended October 31, 2008 and the two years ended
October 31, 2010. The statute of limitations on BTZ’s US Federal tax returns remains open for the three years ended October 31, 2010 and the period ended October 31, 2007. The statutes of limitations on the
Funds’ state and local tax returns may remain open for an additional year depending upon the jurisdiction. There are no uncertain tax positions that require recognition of a tax liability.

Deferred Compensation and BlackRock Closed-End Share Equivalent
Investment Plan: Under the deferred compensation plan approved by each
Fund’s Board, independent Directors (“Independent Directors”) may defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of certain other BlackRock Closed-End Funds selected by the Independent Directors. This has approximately the same economic effect for the Independent Directors as if the Independent
Directors had invested the deferred amounts directly in certain other
BlackRock Closed-End Funds.

The deferred compensation plan is not funded and obligations there-under represent general unsecured claims against the general assets of each
Fund. Each Fund may, however, elect to invest in common shares of certain other BlackRock Closed-End Funds selected by the Independent Directors

SEMI-ANNUAL REPORT	APRIL 30, 2011	61

Notes to Financial Statements (continued)

in order to match its deferred compensation obligations. Investments to cover each Fund’s deferred compensation liability, if any, are included in other assets in the Statements of Assets and Liabilities. Dividends and
distributions from the BlackRock Closed-End Fund investments under the plan are included in income — affiliated in the Statements of Operations.

Other: Expenses directly related to the Funds are charged to that Fund.
Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods. The Funds have an arrangement with the custodian whereby fees may be reduced by credits earned on uninvested cash balances, which if applicable are shown as fees paid indirectly in the Statements of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

2. Derivative Financial Instruments:

The Funds engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Funds and to economically hedge, or protect, their exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk or other risk
(commodity price risk and inflation risk). These contracts may be trans-
acted on an exchange or OTC.

Losses may arise if the value of the contract decreases due to an unfavor-
able change in the market rates or values of the underlying instrument or if the counterparty does not perform under the contract. The Funds’ maxi-
mum risk of loss from counterparty credit risk on OTC derivatives is gener-
ally the aggregate unrealized gain netted against any collateral pledged by/posted to the counterparty. For OTC options purchased, the Funds bear the risk of loss in the amount of the premiums paid plus the positive change in market values net of any collateral received on the options should the counterparty fail to perform under the contracts. Options written by the Funds do not give rise to counterparty credit risk, as options written obligate the Funds to perform and not the counterparty. Counterparty risk related to exchange-traded financial futures contracts and options is deemed to be minimal due to the protection against defaults provided by the exchange on which these contracts trade.

The Funds may mitigate counterparty risk by procuring collateral and through netting provisions included within an International Swaps and
Derivatives Association, Inc. (“ISDA”) Master Agreement implemented between a Fund and each of its respective counterparties. The ISDA Master
Agreement allows each Fund to offset with each separate counterparty certain derivative financial instrument’s payables and/or receivables with collateral held. The amount of collateral moved to/from applicable counterparties is generally based upon minimum transfer amounts of up to $500,000. To the extent amounts due to the Funds from their counter-
parties are not fully collateralized contractually or otherwise, the Funds bear the risk of loss from counterparty non-performance. See Note 1
“Segregation and Collateralization” for information with respect to collateral practices. In addition, the Funds manage counterparty risk by entering into agreements only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Funds’ net assets decline by a stated percentage or the Funds fail to meet the terms of its ISDA Master Agreements, which would cause the Funds to accelerate payment of any net liability owed to the counterparty.

Financial Futures Contracts: The Funds purchase or sell financial futures contracts and options on financial futures contracts to gain exposure to, or economically hedge against, changes in interest rates (interest rate risk), changes in the value of equity securities (equity risk) or foreign currencies
(foreign currency exchange rate risk). Financial futures contracts are agree-
ments between the Funds and the counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and at a specified date. Depending on the terms of the particular contract, futures contracts are settled either through physical delivery of the underlying instrument on the settlement date of by payment of a cash settlement amount on settle-
ment date. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as margin variation and are recorded by the Funds as unrealized appreciation or depreciation.
When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of financial futures contracts involves the risk of an imperfect correlation in the move-
ments in the price of financial futures contracts, interest rates and the underlying assets.

Foreign Currency Exchange Contracts: The Funds enter into foreign cur-
rency exchange contracts as an economic hedge against either specific transactions or portfolio instruments or to obtain exposure to foreign cur-
rencies (foreign currency exchange rate risk). A foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. Foreign currency exchange contracts, when used by the Funds, help to manage the overall exposure to the cur-
rencies, in which some of the investments held by the Funds are denomi-
nated. The contract is marked-to-market daily and the change in market value is recorded by the Funds as an unrealized gain or loss. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The use of foreign currency exchange contracts involves the risk that the value of a foreign currency exchange contract changes unfavorably due to movements in the value of the referenced for-
eign currencies and the risk that a counterparty to the contract does not perform its obligations under the agreement.

Options: The Funds purchase and write call and put options to increase or decrease their exposure to underlying instruments (including equity risk, interest rate risk and/or commodity price risk) and/or, in the case of options written, to generate gains from options premiums. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the seller to sell (when the option is exercised), the underlying instrument at the exercise price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise

62	SEMI-ANNUAL REPORT	APRIL 30, 2011

Notes to Financial Statements (continued)

price at any time or at a specified time during the option period. When the
Funds purchase (writes) an option, an amount equal to the premium paid
(received) by the Funds is reflected as an asset (liability). The amount of the asset (liability) is subsequently marked-to-market to reflect the current market value of the option purchased (written). When an instrument is pur-
chased or sold through an exercise of an option, the related premium paid
(or received) is added to (or deducted from) the basis of the instrument acquired or deducted from (or added to) the proceeds of the instrument sold. When an option expires (or the Funds enter into a closing transac-
tion), the Funds realize a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premiums received or paid). When the
Funds write a call option, such option is “covered,” meaning that the Funds holds the underlying instrument subject to being called by the option counterparty. When the Funds write a put option, such option is covered by cash in an amount sufficient to cover the obligation.

In purchasing and writing options, the Funds bear the risk of an unfavor-
able change in the value of the underlying instrument or the risk that the
Funds may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Funds purchasing or selling a security at a price different from the current market value.

Swaps: The Funds enter into swap agreements, in which the Funds and a counterparty agree to make periodic net payments on a specified notional amount. These periodic payments received or made by the Funds are recorded in the Statements of Operations as realized gains or losses, respectively. Any upfront fees paid are recorded as assets and any upfront fees received are recorded as liabilities and amortized over the term of the swap. Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). When the swap is ter-
minated, the Funds will record a realized gain or loss equal to the differ-
ence between the proceeds from (or cost of) the closing transaction and the Funds’ basis in the contract, if any. Generally, the basis of the contracts is the premium received or paid. Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk in excess of the amounts recognized in the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.

• Credit default swaps — The Funds enter into credit default swaps to manage their exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which they are not otherwise exposed (credit risk). The Funds enter into credit default swap agreements to provide a measure of protection against the default of an issuer (as buyer of protection) and/or gain credit exposure to an issuer to which it is not otherwise exposed (as seller of protection). The Funds may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes.
Credit default swaps on single-name issuers are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the seller to make a specific payment should a negative credit event take place with respect to the referenced entity
(e.g., bankruptcy, failure to pay, obligation accelerators, repudiation, moratorium or restructuring). Credit default swaps on traded indexes are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the seller to make a spe-
cific payment should a write-down, principal or interest shortfall or default of all or individual underlying securities included in the index occurs. As a buyer, if an underlying credit event occurs, the Funds will either receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index or receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Funds will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.

Derivative Financial Instruments Categorized by Risk Exposure:
	Fair Values of Derivative Financial Instruments as of April 30, 2011
	Asset Derivatives
		PSW	PSY	BPP	BTZ
	Statements of Assets
	and Liabilities Location		Value
Equity contracts	Investments at value-unaffiliated*	$ 69,440	$ 292,640	$ 143,840	$ 486,080
Foreign currency exchange contracts	Unrealized appreciation on
	foreign currency contracts	—	11,307	—	—
Interest rate contracts	Net unrealized appreciation/depreciation**;
	Investments at value-unaffililated*	80,002	221,534	192,738	602,815
Credit contracts	Unrealized appreciation on swaps;
	Investments at value-unaffiliated*	7,854	34,718	11,072	39,077
Total		$ 157,296	$ 560,199	$ 347,650	$1,127,972

* Includes options purchased at value as reported in the Schedule of Investments.
** Includes cumulative appreciation/depreciation on financial futures contracts as reported in the Schedules of Investments. Only the current day's margin variation is reported within the Statements of Assets and Liabilities.

SEMI-ANNUAL REPORT	APRIL 30, 2011	63

Notes to Financial Statements (continued)

Liability Derivatives
		PSW	PSY	BPP	BTZ	BGT
	Statements of Assets
	and Liabilities Location			Value
Foreign currency exchange contracts	Unrealized depreciation on
	foreign currency contracts	—	—	—	—	$1,495,067
Interest rate contracts	Net unrealized appreciation/
	depreciation*; Unrealized depreciation
	on swaps; Options written at value	$ 598,695	$2,743,096	$1,385,302	$4,644,436	—
Credit contracts	Unrealized depreciation on swaps;
	Options written at value	25,652	108,469	54,738	179,561	—
Total		$ 624,347	$2,851,565	$1,440,040	$4,823,997	$1,495,067

The Effect of Derivative Financial Instruments in the Statements of Operations
Six Months Ended April 30, 2011
Net Realized Gain (Loss) From
	PSW	PSY	BPP	BTZ	BGT
Interest rate contracts:
Financial futures contracts	$ (52,177)	$ (48,097)	$ (122,670)	$ (635,711)	—
Options**	—	—	(18,020)	(61,430)	—
Swaps	(11,899)	(50,387)	14,205	46,508	—
Foreign currency exchange contracts:
Foreign currency exchange contracts	—	—	—	—	$(8,337,398)
Credit contracts:
Swaps	49,388	202,274	78,385	322,849	1,581
Total	$ (14,688)	$ 103,790	$ (48,100)	$ (327,784)	$(8,335,817)

Net Change in Unrealized Appreciation/Depreciation on
	PSW	PSY	BPP	BTZ	BGT
Interest rate contracts:
Financial futures contracts	$ (273,121) $ (1,401,049)		$(116,626)	$ (712,327)	—
Swaps	(120,143)	(506,560)	(228,984)	(774,700)	—
Options**	1,428	6,110	(15,810)	(61,770)	—
Foreign currency exchange contracts:
Foreign currency exchange contracts	—	11,307	—	—	$ 4,432,900
Credit contracts:
Swaps	7,852	34,718	9,103	39,077	(19,172)
Options**	100,349	424,331	206,431	702,440	—
Equity contracts:
Financial futures contracts	—	—	—	—	—
Options**	(65,800)	(277,300)	(136,300)	(460,600)	—
Total	$ (349,435) $ (1,708,443) $		(282,186) $ (1,267,880)		$ 4,413,728

* Includes cumulative appreciation/depreciation on financial futures contracts as reported in the Schedules of Investments. Only the current day's margin variation is reported within the Statements of Assets and Liabilities.
** Options purchased are included in the net realized gain (loss) from investments and net change in unrealized appreciation/depreciation on investments.

64	SEMI-ANNUAL REPORT	APRIL 30, 2011

Notes to Financial Statements (continued)

For the six months ended April 30, 2011, the average quarterly balance of outstanding derivative financial instruments was as follows:

	PSW	PSY	BPP	BTZ	BGT
Financial futures contracts:
Average number of contracts purchased	51	106	62	200	—
Average number of contracts sold	145	662	118	418	—
Average notional value of contracts purchased	$10,930,322	$23,116,483	$12,469,701 $	40,429,764	—
Average notional value of contracts sold	$17,364,690	$79,179,936	$14,092,133 $	49,943,008	—
Foreign currency exchange contracts:
Average number of contracts — US dollars purchased	—	1	—	—	7
Average number of contracts — US dollars sold	—	—	—	—	1
Average US dollar amounts purchased	—	$ 348,717	—	—	$82,244,485
Average US dollar amounts sold	—	—	—	—	$ 407,204
Options:
Average number of option contracts purchased	14	59	11,350,029	38,650,098	26
Average number of option contracts written	—	—	—	—	—
Average notional value of option contracts purchased	$ 1,750,000	$ 7,375,000	$14,975,000	$ 50,900,000	$ 24,514
Average notional value of option contracts written	—	—	—	—	—
Average number of swaption contracts purchased	—	—	1	1	—
Average number of swaption contracts written	2	2	3	3	—
Average notional value of swaption contracts purchased	—	—	$ 1,850,000	$ 6,300,000	—
Average notional value of swaption contracts written	$19,300,000	$81,700,000	$44,700,000 $152,500,000		—
Credit default swaps:
Average number of contracts — buy protection	—	—	1	—	—
Average number of contracts — sell protection	2	2	2	2	—
Average notional value — buy protection	—	—	$ 1,725,000	—	—
Average notional value — sell protection	$ 1,857,095	$ 7,961,167	$ 962,500	$ 3,212,500	—
Interest rate swaps:
Average number of contracts — pays fixed rate	2	2	2	2	—
Average number of contracts — receives fixed rate	—	—	1	1	—
Average notional value — pays fixed rate	$ 7,800,000	$33,150,000	$16,150,000	$54,950,000	—
Average notional value — receives fixed rate	—	—	$ 1,000,000	$ 3,450,000	—

3. Investment Advisory Agreement and Other Transactions
with Affiliates:

As of April 30, 2011, the PNC Financial Services Group, Inc. (“PNC”), Bank
of America Corporation (“BAC”) and Barclays Bank PLC (“Barclays”) were the largest stockholders of BlackRock, Inc. (“BlackRock”). Due to the own-
ership structure, PNC is an affiliate of the Funds for 1940 Act purposes, but
BAC and Barclays are not.

Each Fund entered into an Investment Advisory Agreement with BlackRock
Advisors, LLC (the “Manager”), the Funds’ investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services. The Manager is responsible for the management of each Fund’s portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of each
Fund. For such services, each Fund pays the Manager a monthly fee at the following annual rates of each Fund’s average daily (weekly for BPP, BTZ and BGT) net assets (including any assets attributable to borrowings or to the proceeds from the issuance of Preferred Shares) as follows:

PSW	0.60%
PSY	0.60%
BPP	0.65%
BTZ	0.65%
BGT	0.75%

Average daily net assets is the average daily value of each Fund’s total assets minus the sum of its accured liabilities (other than borrowings representing financial leverage). Average weekly net assets is the average weekly value of each Fund’s total assets minus the sum of its liabilities
(other than borrowings representing financial leverage).

The Manager has voluntarily agreed to waive a portion of the investment advisory fees or other expenses on BGT as a percentage of its average weekly net assets (including any assets attributable to borrowings or to the proceeds from the issuance of Preferred Shares) minus the sum of liabilities (other than borrowings representing financial leverage) as follows:
0.10% for the period September 1, 2010 to August 31, 2011 and 0.05%
for the period September 1, 2011 to August 31, 2012. For the six months ended April 30, 2011, the Manager waived $231,540, which is included in fees waived by advisor in the Statements of Operations

The Manager voluntarily agreed to waive its advisory fees by the amount of investment advisory fees each Fund pays to the Manager indirectly through its investment in affiliated money market funds, however the
Manager does not waive its investment advisory fees by the amount of investment advisory fees paid through each Fund’s investment in other affiliated investment companies, if any. These amounts are included in fees waived by advisor in the Statements of Operations. For the six months ended April 30, 2011, the amounts waived were as follows:

PSW	$ 647
PSY	$2,820
BPP	$2,875
BTZ	$9,161
BGT	$1,378

The Manager entered into a sub-advisory agreement with BlackRock
Financial Management, Inc. (“BFM”), an affiliate of the Manager. The
Manager pays BFM for services it provides, a monthly fee that is a percent-
age of the investment advisory fees paid by each Fund to the Manager.

SEMI-ANNUAL REPORT	APRIL 30, 2011	65

Notes to Financial Statements (continued)

For the period November 1, 2010 through December 31, 2010, the Funds reimbursed the Manager for certain accounting services, which are included in accounting services in the Statements of Operations. The reimbursements were as follows:

Accounting
Services
PSW	$ 228
PSY	$ 1,017
BPP	$ 2,822
BTZ	$ 1,330
BGT	$ 751

Effective January 1, 2011, the Funds no longer reimburse the Manager for accounting services.

Certain officers and/or directors of the Funds are officers and/or directors of BlackRock or its affiliates. The Funds reimburse the Manager for com-
pensation paid to the Funds’ Chief Compliance Officer.

4. Investments:

Purchases and sales of investments including paydowns and payups, excluding short-term securities and US government securities for the six months ended April 30, 2011, were as follows:

	Purchases	Sales
PSW	$ 47,156,602	$ 31,671,600
PSY	$188,482,250	$116,485,696
BPP	$ 93,411,240	$ 60,110,630
BTZ	$299,454,602	$179,835,272
BGT	$299,338,045	$261,226,217

Purchases and sales of US government securities for the six months ended
April 30, 2011, were as follows:

	Purchases	Sales
PSW	$ 2,251,185	$ 21,137,679
PSY	$ 10,386,258	$ 99,767,639
BPP	$ 4,943,014	$ 24,571,673
BTZ	$ 26,010,380	$147,075,351

5. Commitments:

The Funds may invest in floating rate loan interests. In connection with these investments, the Funds may also enter into unfunded loan commit-
ments (“commitments”). Commitments may obligate the Funds to furnish temporary financing to a borrower until permanent financing can be arranged. In connection with these commitments, the Funds earn a com-
mitment fee, typically set as a percentage of the commitment amount.
Such fee income, which is classified in the Statements of Operations as facility and other fees, is recognized ratably over the commitment period.
Unfunded loan commitments are marked-to-market daily, and any unreal-
ized appreciation or depreciation is included in the Statements of Assets of

Liabilities and Statements of Operations. As of April 30, 2011, BGT had the
following unfunded loan commitments:

	Unfunded	Value of	Unrealized
	Loan	Underlying	Appreciation
Borrower	Commitment	Loan	(Depreciation)
CII Investments, LLC (FKA Cloverhill),
Delayed Draw Term Loan	$ 146,972	$ 145,502	$ (1,470)
Delta Air Lines, Inc., Term Loan B	$2,700,000	$2,667,600	$ (32,400)
Horizon Lines, LLC	$ 169,014	$ 164,366	$ (4,648)
inVentiv Health, Inc.
(FKA Ventive Health, Inc.)	$1,066,667	$1,069,668	$ 3,001

6. Concentration, Market and Credit Risk:

PSW, PSY, BPP and BTZ invest a significant portion of each of their assets in securities in the financials sector and BGT invests a significant portion of its assets in the media sector. Please see the Schedules of Investments for these securities. Changes in economic conditions affecting the financials and media sectors would have a greater impact on the Funds and could affect the value, income and/or liquidity of positions in such securities.

In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market
(market risk) or failure of the issuer of a security to meet all its obligations
(issuer credit risk). The value of securities held by the Funds may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Funds; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Funds may be exposed to counterparty credit risk, or the risk that an entity with which the Funds have unsettled or open transactions may fail to or be unable to perform on its commitments. The Funds manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the
Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded in the Funds’ Statements of Assets and Liabilities, less any collateral held by the Funds.

7. Capital Share Transactions:

PSW and PSY are each authorized to issue 200 million of $0.10 par value shares, all of which were initially classified as Common Shares. Each Board is authorized, however, to reclassify any unissued shares without approval of Common Shareholders. The Boards of PSW and PSY reclassified 5,460 and 22,000 unissued Common Shares as $0.10 par value Preferred
Shares, respectively, none of which are outstanding. There are an unlimited number of $0.001 par value shares authorized for BPP, BTZ and BGT, which may be issued as either Common Shares or Preferred Shares.

66	SEMI-ANNUAL REPORT	APRIL 30, 2011

Notes to Financial Statements (continued)

Common Shares

As of April 30, 2011, the shares owned by an affiliate of the Manager of the Funds were as follows:

Shares
PSW	8,323
PSY	8,661
BTZ	4,817
BGT	8,239

For the six months ended April 30, 2011, shares issued and outstanding increased by the following amounts as a result of dividend reinvestment:

	Six Months
	Ended	Year Ended
	April 30,	October 31,
	2011	2010
BGT	$25,807	$32,177

Shares issued and outstanding for the six months ended April 30, 2011 and the year ended October 31, 2010 remained constant for PSW, PSY,
BPP and BTZ, respectively.

Preferred Shares

The Preferred Shares were redeemable at the option of each Fund, in whole or in part, on any dividend payment date at their liquidation prefer-
ence per share plus any accumulated and unpaid dividends whether or not declared. The Preferred Shares were also subject to mandatory redemption at their liquidation preference plus any accumulated and unpaid dividends, whether or not declared, if certain requirements relating to the composition of the assets and liabilities of a Fund, as set forth in each Fund’s Articles
Supplementary/Statement of Preferences and/or Certificate of Designation
(the “Governing Instrument”) were not satisfied.

The holders of Preferred Shares had voting rights equal to the holders of
Common Shares (one vote per share) and would vote together with holders of Common Shares (one vote per share) as a single class. However, the holders of Preferred Shares, voting as a separate class, were also entitled to elect two Directors for each Fund. In addition, the 1940 Act requires that along with approval by shareholders that might otherwise be required, the approval of the holders of a majority of any outstanding Preferred Shares, voting separately as a class would be required to (a) adopt any plan of reorganization that would adversely affect the Preferred Shares, (b) change a Fund’s sub-classification as a closed-end investment company or change its fundamental investment restrictions or (c) change its business so as to cease to be an investment company.

Dividends on seven-day and 28-day Preferred Shares were cumulative at a rate which is reset every seven or 28 days, respectively, based on the results of an auction. If the Preferred Shares failed to clear the auction on an auction date, each Fund was required to pay the maximum applicable rate on the Preferred Shares to holders of such shares for successive divi-
dend periods until such time as the shares were successfully auctioned.

The maximum applicable rate on the Preferred Shares at the last auction date was as follows: for PSW, PSY and BGT, the higher of 125% times or
1.25% plus the Telerate/BBA LIBOR rate; or BPP 150% of the interest equivalent of the 30-day commercial paper rate and for BTZ, the higher of
150% times or 1.25% plus the Telerate/BBA LIBOR rate. The low, high and average dividend rates for the six months ended April 30, 2011, were as follows:

	Series	Low	High	Average
PSW	M7	1.50%	1.50%	1.50%
	T7	1.50%	1.50%	1.50%
PSY	M7	1.50%	1.51%	1.50%
	T7	1.50%	1.51%	1.50%
	W7	1.50%	1.51%	1.50%
	TH7	1.50%	1.51%	1.50%
	F7	1.50%	1.51%	1.50%
	W28	1.50%	1.51%	1.51%
	TH28	1.50%	1.52%	1.51%
BPP	T7	0.30%	0.32%	0.31%
	W7	0.32%	0.33%	0.32%
	R7	0.30%	0.38%	0.33%
BTZ	T7	1.50%	1.51%	1.50%
	W7	1.50%	1.51%	1.50%
	R7	1.50%	1.51%	1.50%
	F7	1.50%	1.51%	1.50%
BGT	T7	1.50%	1.50%	1.50%
	W7	1.50%	1.50%	1.50%
	R7	1.50%	1.50%	1.50%

Since February 13, 2008, the Preferred Shares of the Funds failed to clear any of their auctions. As a result, the Preferred Shares dividend rates were reset to the maximum applicable rate, which ranged from 0.35% to 1.94%.
A failed auction is not an event of default for the Funds but it has a nega-
tive impact on the liquidity of Preferred Shares. A failed auction occurs when there are more sellers of a Fund’s auction rate preferred shares than buyers.

The Funds paid commissions of 0.15% on the aggregate principal amount of all shares that failed to clear their auctions and 0.25% on the aggregate principal amount of all shares that successfully cleared their auctions.
Certain broker dealers had individually agreed to reduce commissions for failed auctions.

SEMI-ANNUAL REPORT	APRIL 30, 2011	67

Notes to Financial Statements (continued)

During the six months ended April 30, 2011, the Funds announced the following redemptions of Preferred Shares at a price of $25,000 per share plus any accrued and unpaid dividends through the redemption date:

		Redemption	Shares	Aggregate
	Series	Date	Redeemed	Principle
PSW	M7	12/07/10	805	$20,125,000
	T7	12/08/10	805	$20,125,000
PSY	M7	1/04/11	861	$21,525,000
	T7	1/05/11	861	$21,525,000
	W7	1/06/11	861	$21,525,000
	R7	1/07/11	861	$21,525,000
	F7	1/10/11	861	$21,525,000
	W28	1/13/11	1,228	$30,700,000
	R28	1/28/11	1,228	$30,700,000
BPP	T7	12/08/10	939	$23,475,000
	W7	12/09/10	939	$23,475,000
	R7	12/10/10	939	$23,475,000
BTZ	T7	1/05/11	2,310	$57,750,000
	W7	1/06/11	2,310	$57,750,000
	R7	1/07/11	2,310	$57,750,000
	F7	1/10/11	2,310	$57,750,000
BGT	T7	12/08/10	784	$19,600,000
	W7	12/09/10	784	$19,600,000
	R7	12/10/10	784	$19,600,000

All of the Funds, except BGT, financed the Preferred Share redemptions with cash received from reverse repurchase agreements. BGT financed the
Preferred Share redemption with cash received from a loan.

8. Borrowings:

BGT entered into a senior committed secured, 364-day revolving line of credit and a separate security agreement (the “SSB Agreement”) with State
Street Bank and Trust Company (“SSB”). The SSB Agreement provides the
Fund with a maximum commitment of $172.2 million. The Fund has granted a security interest in substantially all of its assets to SSB.

Advances are made by SSB to the Fund, at the Fund’s option of (a) the higher of (i) 0.8% above the Fed Effective Rate and (ii) 0.8% above the
Overnight LIBOR or (b) 0.8% above 7-day, 30-day, 60-day or 90-day LIBOR.
In addition, the Fund pays a facility fee and a commitment fee based upon
SSB’s total commitment to the Fund. The fees associated with each of the agreements are included in the Statements of Operations as borrowing costs. Advances to the Fund as of April 30, 2011 are shown in the
Statements of Assets and Liabilities as loan payable. The SSB Agreement was renewed for 364 days under substantially the same terms effective
March 3, 2011. The commitment amount was increased from $134 million to $172.2 million. For the six months ended April 30, 2011, the daily weighted average interest rate was 1.14%.

BGT may not declare dividends or make other distributions on shares or purchase any such shares if, at the time of the declaration, distribution or purchase, asset coverage with respect to the outstanding short-term borrowings is less than 300%.

For the six months ended April 30, 2011, the daily weighted average inter-
est rates for Funds with reverse repurchase agreements were as follows:

PSW	0.39%
PSY	0.17%
BPP	0.35%
BTZ	0.37%

68	SEMI-ANNUAL REPORT	APRIL 30, 2011

Notes to Financial Statements (concluded)

9. Income Tax Information:

As of October 31, 2010, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates:

Expires October 31,	PSW	PSY	BPP	BTZ	BGT
2011	$ 1,276,621	—	—	—	—
2012	10,243,141	$ 62,733,648	—	—	—
2013	5,058,900	17,911,331	—	—	—
2014	8,481,628	12,145,117	—	—	—
2015	6,724,694	19,582,978	$ 18,184,893	$ 49,741,712	$ 3,268,804
2016	40,232,230	140,413,242	58,197,929	113,355,213	24,616,531
2017	55,825,534	194,970,854	108,996,120	223,939,227	45,385,443
2018	4,498,024	37,285,625	15,245,888	15,223,841	16,526,601
Total	$ 132,340,772	$ 485,042,795	$ 200,624,830	$ 402,259,993	$ 89,797,379

Under the recently enacted Regulated Investment Company Modernization Act of 2010, capital losses incurred by the Funds after October 31, 2011 will not be subject to expiration. In addition, these losses must be utilized prior to the losses incurred in pre-enactment taxable years.

10. Subsequent Events:

Management’s evaluation of the impact of all subsequent events on the
Funds’ financial statements was completed through the date the financial statements were issued and the following items were noted:

Each Fund will pay a net investment income dividend on May 31, 2011 to
Common Shareholders of record on May 16, 2011 as follows:

Common
Dividend
Per Share
PSW	$0.0495
PSY	$0.0535
BPP	$0.0540
BTZ	$0.0690
BGT	$0.0775

Each Fund will pay a net investment income dividend on June 30, 2011 to
Common Shareholders of record on June 15, 2011 as follows:

Common
Dividend
Per Share
PSW	$0.0495
PSY	$0.0535
BPP	$0.0540
BTZ	$0.0690
BGT	$0.0775

SEMI-ANNUAL REPORT	APRIL 30, 2011	69

Officers and Directors

Richard E. Cavanagh, Chair of the Board and Director
Karen P. Robards, Vice Chair of the Board,
Chair of the Audit Committee and Director
Michael Castellano, Director and Member of the Audit Committee
Richard S. Davis, Director
Frank J. Fabozzi, Director and Member of the Audit Committee
Kathleen F. Feldstein, Director
James T. Flynn, Director and Member of the Audit Committee
Henry Gabbay, Director
Jerrold B. Harris, Director
R. Glenn Hubbard, Director
W. Carl Kester, Director and Member of the Audit Committee
John M. Perlowski, President and Chief Executive Officer
Anne Ackerley, Vice President
Brendan Kyne, Vice President
Neal Andrews, Chief Financial Officer
Jay Fife, Treasurer
Brian Kindelan, Chief Compliance Officer
Ira P. Shapiro, Secretary

Investment Advisor
BlackRock Advisors, LLC
Wilmington, DE 19809

Sub-Advisor
BlackRock Financial Management, Inc.
New York, NY 10022

Custodians
State Street Bank and Trust Company
Boston, MA 02111

Transfer Agent
Common Shares
Computershare Trust Company, N.A.
Canton, MA 02021

Accounting Agent
State Street Bank and Trust Company
Princeton, NJ 08540

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Princeton, NJ 08540

Legal Counsel
Skadden, Arps, Slate, Meagher & Flom LLP
New York, NY 10036

Address of the Funds
100 Bellevue Parkway
Wilmington, DE 19809

Effective November 10, 2010, Ira P. Shapiro became Secretary of the Funds.

Effective February 11, 2011, John M. Perlowski became President and Chief Executive Officer of the Funds.

Effective April 14, 2011, Michael Castellano became a Director of the Funds and a Member of the Audit Committee.

PSW, PSY, BPP and BTZ are managed by a team of investment professionals.
Effective June 1, 2011, Jeffrey Cucunato, Mitchell S. Garfin, CFA and Stephan Bassas
are the Funds’ co-portfolio managers responsible for the day-to-day management of each Fund’s portfolio and the selection of their investments.

70	SEMI-ANNUAL REPORT	APRIL 30, 2011

Additional Information

Dividend Policy

The Funds’ dividend policy is to distribute all or a portion of their net investment income to their shareholders on a monthly basis. In order to provide shareholders with a more stable level of dividend distributions, the
Funds may at times pay out less than the entire amount of net investment income earned in any particular month and may at times in any particular month pay out such accumulated but undistributed income in addition to net investment income earned in that month. As a result, the dividends paid by the Funds for any particular month may be more or less than the amount of net investment income earned by the Funds during such month.
The Funds’ current accumulated but undistributed net investment income, if any, is disclosed in the Statements of Assets and Liabilities, which com-
prises part of the financial information included in this report.

General Information

On July 29, 2010, the Manager announced that a derivative complaint had been filed by shareholders of PSY and BTZ on July 27, 2010 in the
Supreme Court of the State of New York, New York County. The complaint names the Manager, BlackRock, Inc. and certain of the directors, officers and portfolio managers of PSY and BTZ as defendants. The complaint alleges, among other things, that the parties named in the complaint breached fiduciary duties owed to PSY and BTZ and their Common
Shareholders by redeeming auction-market preferred shares, auction rate preferred securities, auction preferred shares and auction rate securi-
ties (collectively, “AMPS”) at their liquidation preference. The complaint seeks unspecified damages for losses purportedly suffered by PSY and
BTZ as a result of the prior redemptions and injunctive relief preventing
PSY and BTZ from redeeming AMPS at their liquidation preference in the future. The Manager, BlackRock, Inc. and the other parties named in the complaint believe that the claims asserted in the complaint are without merit and intend to vigorously defend themselves in the litigation.

On November 15, 2010, the Manager announced the intention to redeem all of the outstanding AMPS issued by five of its taxable closed-end funds:
PSW, PSY, BPP, BTZ, and BGT. All such outstanding AMPS were subsequently redeemed. The redemptions encompass all remaining taxable AMPS issued by BlackRock closed-end funds and total approximately $569 million. The
AMPS were redeemed with available cash or proceeds from reverse repur-
chase agreement financing or a credit facility on a fund-by-fund basis and, in each case, the refinancing resulted in a lower cost of financing for each fund under then-existing market conditions.

In exchange for the shareholder plaintiff's agreement to withdraw a previously filed motion for preliminary injunction enjoining any further redemptions of AMPS, each of these funds agreed to provide the plaintiffs in those actions with 30 days prior notice of any additional redemptions.

On November 24, 2010, the Manager announced that counsel for the plaintiffs filed a motion for a preliminary injunction enjoining PSY and BTZ from redeeming outstanding AMPS pending final resolution of the underly-
ing shareholder derivative suit. The Manager announced that it intends to vigorously oppose the motion and completed the redemption of AMPS by
PSY and BTZ as previously announced, although the redemption dates for
BTZ and PSY were conditioned upon the absence of any legal impediments to completing the redemptions as scheduled.

The Funds do not make available copies of their Statements of Additional
Information because the Funds’ shares are not continuously offered, which means that the Statement of Additional Information of each Fund has not been updated after completion of the respective Fund’s offerings and the information contained in each Fund’s Statement of Additional Information may have become outdated.

During the period, there were no material changes in the Funds’ investment objectives or policies or to the Funds’ charter or by-laws that would delay or prevent a change of control of the Funds that were not approved by share-
holders or in the principal risk factors associated with investment in the
Funds. Other than as disclosed on page 70, there have been no changes in the persons who are primarily responsible for the day-to-day management of the Funds’ portfolio.

Quarterly performance, semi-annual and annual reports and other informa-
tion regarding the Funds may be found on BlackRock’s website, which can be accessed at http://www.blackrock.com. This reference to BlackRock’s website is intended to allow investors public access to information regard-
ing the Funds and does not, and is not intended to, incorporate BlackRock’s website into this report.

SEMI-ANNUAL REPORT	APRIL 30, 2011	71

Additional Information (continued)

General Information (concluded)

Electronic Delivery

Electronic copies of most financial reports are available on the Funds’ web-
sites or shareholders can sign up for e-mail notifications of quarterly state-
ments, annual and semi-annual reports by enrolling in the Funds’ electronic delivery program.

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor to enroll. Please note that not all investment advisors, banks or brokerages may offer this service.

Householding

The Funds will mail only one copy of shareholder documents, including annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us other-
wise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Funds at (800) 441-7762.

Availability of Quarterly Schedule of Investments

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each Fund’s
Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in
Washington, DC. Information on how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. Each
Fund’s Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available
(1) without charge, upon request, by calling (800) 441-7762;
(2) at http://www.blackrock.com; and (3) on the SEC’s website at
http://www.sec.gov.

Availability of Proxy Voting Record

Information about how each Fund voted proxies relating to securities held in each Fund’s portfolio during the most recent 12-month period ended June 30 is available upon request and without charge (1) at
http://www.blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

Availability of Fund Updates

BlackRock will update performance and certain other data for the Funds on a monthly basis on its website in the “Closed-end Funds” section of
http://www.blackrock.com. Investors and others are advised to periodically check the website for updated performance information and the release of other material information about the Funds.

72	SEMI-ANNUAL REPORT	APRIL 30, 2011

Additional Information (continued)

Section 19(a) Notices

These reported amounts and sources of distributions are estimates and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regula-
tions. Each Fund will provide a Form 1099-DIV each calendar year that will explain the character of these dividends and distributions for federal income tax purposes.

April 30, 2011
	Total Cumulative Distributions				% Breakdown of the Total Cumulative
	for the Fiscal Year				Distributions for the Fiscal Year
		Net Realized
	Net	Capital		Total Per	Net	Net Realized		Total Per
	Investment	Gains	Return of	Common	Investment	Capital	Return of	Common
	Income	Short Term	Capital	Share	Income	Gains	Capital	Share
PSW	$0.304500	—	—	$0.304500	100%	—	0%	100%
PSY.	$0.331000	—	—	$0.331000	100%	—	0%	100%
BPP	$0.329431	—	$0.007069	$0.336500	98%	—	2%	100%
BTZ	$0.392446	—	$0.031554	$0.424000	93%	—	7%	100%
BGT	$0.162336	—	$0.807664	$0.970000	17%	—	83%	100%

PSW, PSY, BPP and BTZ Fund estimates that it has distributed more than the amount of earned income and net realized gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in a Fund is returned to the shareholder. A return of capital does not necessarily reflect a Fund’s investment performance and should not be confused with ‘yield’ or ‘income’.

SEMI-ANNUAL REPORT	APRIL 30, 2011	73

Additional Information (concluded)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safe-
guarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock col-
lects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applica-
tions, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-
public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including pro-
cedures relating to the proper storage and disposal of such information.

74	SEMI-ANNUAL REPORT	APRIL 30, 2011

This report is transmitted to shareholders only. It is not a prospectus. Past performance results shown in this report should not be considered a representation of future performance. The Funds leverage their Common Shares, which creates risk for Common

Shareholders, including the likelihood of greater volatility of net asset value and market price of Common Shares, and the risk that fluctuations in short-term interest rates may reduce the Common Shares’ yield. Statements and other information herein are as dated and are subject to change.

Item 2 – Code of Ethics – Not Applicable to this semi-annual report

Item 3 – Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 – Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 – Audit Committee of Listed Registrants – Not Applicable to this semi-annual report

Item 6 – Investments
(a) The registrant’s Schedule of Investments is included as part of the Report to
Stockholders filed under Item 1 of this Form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies – Not Applicable to this semi-annual report

Item 8 – Portfolio Managers of Closed-End Management Investment Companies
(a) Not Applicable to this semi-annual report
(b) As of the date of this filing, there have been no changes in any of the portfolio managers identified in the most recent annual report on Form N-CSR.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and
Affiliated Purchasers – Not Applicable

Item 10 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 – Controls and Procedures

(a) – The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b)
under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits attached hereto

(a)(1) – Code of Ethics – Not Applicable to this semi-annual report

(a)(2) – Certifications – Attached hereto

(a)(3) – Not Applicable

(b) – Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Credit Allocation Income Trust II, Inc.

By: /S/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Credit Allocation Income Trust II, Inc.

Date: July 5, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /S/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Credit Allocation Income Trust II, Inc.

Date: July 5, 2011

By: /S/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Credit Allocation Income Trust II, Inc.

Date: July 5, 2011